UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.   Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Australia — 1.3%
AGL Energy	20,847	$404
Alumina	70,920	127
Amcor	36,009	437
AMP	92,879	354
APA Group	35,977	236
Aristocrat Leisure	17,453	315
ASX	6,267	259
Aurizon Holdings	60,649	241
AusNet Services	52,822	72
Australia & New Zealand Banking Group	92,040	2,111
Bank of Queensland	11,675	120
Bendigo & Adelaide Bank	14,507	127
BHP Billiton	101,247	2,060
BlueScope Steel	18,578	183
Boral	38,313	210
Brambles	48,758	354
Caltex Australia	7,822	205
Challenger	19,104	195
CIMIC Group	2,912	108
Coca-Cola Amatil	16,592	104
Cochlear	1,877	253
Commonwealth Bank of Australia	54,768	3,260
Computershare	13,507	161
Crown Resorts	13,506	120
CSL	14,117	1,504
Dexus ††	31,343	235
Domino’s Pizza Enterprises	1,778	63
Flight Centre Travel Group	1,608	58
Fortescue Metals Group	50,827	181
Goodman Group ††	58,022	372
GPT Group ††	58,374	228
Harvey Norman Holdings	16,099	47
Healthscope	50,269	76
Incitec Pivot	48,881	143
Insurance Australia Group	75,763	381
Lend Lease Group	18,696	232
Macquarie Group	10,069	759
Medibank	79,789	188
Mirvac Group ††	121,141	224
National Australia Bank	83,894	2,101
Newcrest Mining	23,896	411
Oil Search	45,910	260
Orica	10,819	173
Origin Energy *	56,799	346
Qantas Airways	14,938	70
QBE Insurance Group	43,804	359
Ramsay Health Care	4,580	235
REA Group	1,526	85
Rio Tinto	13,024	694
Santos	59,937	207
Scentre Group ††	174,377	537

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seek	9,480	$133
Sonic Healthcare	13,300	222
South32	172,021	444
Stockland ††	74,722	259
Suncorp Group	40,179	418
Sydney Airport	32,104	175
Tabcorp Holdings	24,089	83
Tatts Group	42,430	136
Telstra	130,856	355
TPG Telecom	9,833	41
Transurban Group	65,069	605
Treasury Wine Estates	23,913	287
Vicinity Centres ††	109,847	223
Wesfarmers	35,633	1,142
Westfield ††	60,616	361
Westpac Banking	106,425	2,692
Woodside Petroleum	24,077	567
Woolworths	40,757	809

		31,137

Austria — 0.1%
ANDRITZ	2,109	119
Erste Group Bank	9,299	400
OMV	4,766	286
Raiffeisen Bank International	4,866	170
voestalpine	3,295	181

		1,156

Belgium — 0.2%
Ageas	5,835	283
Anheuser-Busch InBev	23,902	2,925
Colruyt	1,951	100
Groupe Bruxelles Lambert	2,580	277
KBC Group	7,758	644
Proximus	4,407	146
Solvay	2,349	349
Telenet Group Holding *	1,528	106
UCB	4,092	298
Umicore	6,214	278

		5,406

Brazil — 0.5%
Ambev	223,410	1,426
B3 - Brasil Bolsa Balcao	94,578	694
Banco Bradesco	42,031	422
Banco do Brasil	39,700	420
Banco Santander Brasil	19,200	168
BB Seguridade Participacoes	32,100	271
BR Malls Participacoes	43,495	169
BRF *	27,900	378
CCR	56,748	315
Centrais Eletricas Brasileiras *	11,500	78
Cia de Saneamento Basico do Estado de Sao Paulo	15,500	142

Adviser Managed Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cia Siderurgica Nacional *	38,000	$98
Cielo	56,040	383
Cosan Industria e Comercio	8,000	91
CPFL Energia	14,870	125
Duratex	16,300	48
EDP - Energias do Brasil	18,847	84
Embraer	33,400	161
Engie Brasil Energia	9,500	105
Equatorial Energia	9,600	179
Fibria Celulose	11,800	188
Hypermarcas	15,900	167
Itausa - Investimentos Itau	119	–
JBS	43,100	99
Klabin	29,365	170
Kroton Educacional	63,400	352
Localiza Rent a Car	10,395	183
Lojas Americanas	10,480	46
Lojas Renner	33,440	352
M Dias Branco	5,100	75
Multiplan Empreendimentos Imobiliarios	4,219	92
Natura Cosmeticos	8,400	79
Odontoprev	16,300	78
Petroleo Brasileiro *	136,500	726
Porto Seguro	5,800	63
Qualicorp	12,400	133
Raia Drogasil	11,300	272
Rumo *	46,174	179
Sul America	10,642	58
TIM Participacoes	42,200	156
Transmissora Alianca de Energia Eletrica	9,500	60
Ultrapar Participacoes	16,600	398
Vale	141,489	1,396
WEG	26,000	170

		11,249

Canada — 0.0%
Atlantic Power *	12,789	32
IMAX *	6,636	161
Masonite International *	3,551	238
MDC Partners, Cl A	6,541	75
Tahoe Resources	15,200	73
Teekay	5,810	47

		626

Chile — 0.1%
AES Gener	139,105	48
Aguas Andinas, Cl A	110,966	72
Banco de Chile	1,099,684	169
Banco de Credito e Inversiones	1,728	116
Banco Santander Chile	3,038,891	239
Cencosud	61,576	184
Cia Cervecerias Unidas	7,031	102
Colbun	369,931	87

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Empresa Nacional de Telecomunicaciones	7,975	$93
Empresas CMPC	57,207	183
Empresas COPEC	20,357	314
Enel Americas	1,327,127	286
Enel Chile	879,593	103
Enel Generacion Chile	148,748	130
Itau CorpBanca	6,192,200	58
Latam Airlines Group	14,011	193
SACI Falabella	32,663	312

		2,689

China — 1.8%
AAC Technologies Holdings	35,000	641
Agricultural Bank of China, Cl H	1,248,000	587
Air China, Cl H	102,000	97
Aluminum Corp of China, Cl H *	228,000	184
Anhui Conch Cement, Cl H	57,500	246
ANTA Sports Products	57,000	255
Autohome ADR *	2,800	161
AviChina Industry & Technology, Cl H	108,000	63
Baidu ADR *	13,200	3,220
Bank of China, Cl H	3,796,000	1,893
Bank of Communications, Cl H	398,000	300
Beijing Capital International Airport, Cl H	80,000	131
Byd, Cl H	31,000	272
CGN Power, Cl H (A)	501,000	147
China Cinda Asset Management, Cl H	408,000	158
China CITIC Bank, Cl H	409,000	263
China Coal Energy, Cl H	129,000	59
China Communications Construction, Cl H	203,000	246
China Communications Services, Cl H	148,000	90
China Construction Bank, Cl H	4,014,000	3,581
China Everbright Bank, Cl H	174,000	82
China Galaxy Securities, Cl H	152,500	133
China Longyuan Power Group, Cl H	163,000	121
China Merchants Bank, Cl H	183,000	698
China National Building Material, Cl H	162,000	137
China Oilfield Services, Cl H	90,000	80
China Pacific Insurance Group, Cl H	126,000	621
China Petroleum & Chemical, Cl H	1,190,000	874
China Railway Construction, Cl H	103,000	129
China Railway Group, Cl H	187,000	150
China Telecom, Cl H	628,000	315
China Vanke, Cl H	61,900	220
Chongqing Changan Automobile, Cl B	45,400	59
Chongqing Rural Commercial Bank, Cl H	151,000	103
CITIC Securities, Cl H	109,000	242
COSCO SHIPPING Development, Cl H *	54,000	12
COSCO SHIPPING Holdings, Cl H *	1,500	1
Country Garden Holdings	295,000	467
CRRC	192,000	189
ENN Energy Holdings	36,000	264

2	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fosun International	121,000	$300
Great Wall Motor, Cl H	167,000	210
Guangzhou R&F Properties	59,200	126
Huaneng Power International, Cl H	198,000	133
Industrial & Commercial Bank of China, Cl H	3,513,000	2,787
Jiangsu Expressway, Cl H	70,000	107
Jiangxi Copper, Cl H	78,000	124
Kingsoft	50,000	126
NetEase ADR	3,900	1,100
New Oriental Education & Technology Group ADR	7,100	591
PetroChina, Cl H	988,000	645
PICC Property & Casualty, Cl H	208,000	412
Ping An Insurance Group of China, Cl H	244,500	2,147
Shandong Weigao Group Medical Polymer, Cl H	112,000	80
Shanghai Electric Group, Cl H	144,000	65
Shanghai Fosun Pharmaceutical Group, Cl H	27,000	135
Shanghai Lujiazui Finance & Trade Zone
Development, Cl B	51,840	80
Shanghai Pharmaceuticals Holding, Cl H	38,100	98
Shenzhou International Group Holdings	26,000	222
Shimao Property Holdings	58,500	123
SINA *	2,800	301
Sino-Ocean Group Holding	157,000	102
Sinopec Engineering Group, Cl H	81,500	70
Sinopec Shanghai Petrochemical, Cl H	190,000	113
Sinopharm Group, Cl H	54,400	243
SOHO China	113,000	65
Sun Art Retail Group	122,500	124
Tencent Holdings	269,900	12,101
Tingyi Cayman Islands Holding	108,000	170
Travelsky Technology, Cl H	56,000	145
Tsingtao Brewery, Cl H	20,000	84
Vipshop Holdings ADR *	21,600	171
Want Want China Holdings	264,000	216
Weichai Power, Cl H	124,000	154
Yanzhou Coal Mining, Cl H	98,000	98
YY ADR *	1,800	163
Zhuzhou CSR Times Electric, Cl H	25,500	149
Zijin Mining Group, Cl H	288,000	100
ZTE, Cl H	41,400	144

		41,815

Colombia — 0.0%
Bancolombia	9,900	92
Cementos Argos	20,851	76
Ecopetrol	210,420	115
Grupo Argos	12,098	79
Grupo de Inversiones Suramericana	12,361	157
Interconexion Electrica ESP	18,670	81

		600

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Czech Republic — 0.0%
Central European Media Enterprises, Cl A *	10,878	$50
CEZ	7,360	161
Komercni banka	3,469	149
Moneta Money Bank (A)	23,296	80
O2 Czech Republic	5,020	61

		501

Denmark — 0.4%
AP Moller - Maersk, Cl A	111	206
AP Moller - Maersk, Cl B	211	405
Carlsberg, Cl B	3,452	394
Chr Hansen Holding	3,206	280
Coloplast, Cl B	3,838	338
Danske Bank	23,757	906
DSV	6,046	468
Genmab *	1,848	373
H Lundbeck	2,300	137
ISS	5,425	230
Novo Nordisk, Cl B	58,727	2,922
Novozymes, Cl B	7,367	407
Orsted (A)	5,450	305
Pandora	3,366	318
TDC	23,500	139
Tryg	3,356	80
Vestas Wind Systems	6,846	604
William Demant Holding *	3,548	102

		8,614

Finland — 0.2%
Elisa	4,121	166
Fortum	14,433	307
Kone, Cl B	10,407	563
Metso	3,267	119
Neste	3,714	207
Nokia	184,679	907
Nokian Renkaat	3,317	152
Orion, Cl B	3,353	138
Sampo, Cl A	14,205	744
Stora Enso	17,885	280
UPM-Kymmene	16,704	502
Wartsila	4,705	303

		4,388

France — 1.9%
Accor	6,181	308
Aeroports de Paris	860	145
Air Liquide	13,449	1,712
Alstom	4,444	180
Arkema	2,184	276
Atos	3,073	478
AXA	61,121	1,846
BNP Paribas	35,208	2,750

Adviser Managed Trust / Quarterly Report / October 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bollore	25,567	$124
Bouygues	6,643	319
Bureau Veritas	7,674	206
Capital Gemini	5,060	615
Carrefour	18,547	373
Casino Guichard Perrachon	1,640	94
Cie de Saint-Gobain	15,544	912
Cie Generale des Etablissements Michelin	5,435	786
CNP Assurances	4,973	116
Credit Agricole	36,111	630
Danone	18,583	1,518
Dassault Aviation	67	104
Dassault Systemes	3,983	423
Edenred	7,019	202
Eiffage	2,513	263
Electricite de France	16,717	219
Engie	58,743	993
Essilor International	6,450	817
Eurazeo	1,232	115
Eurofins Scientific	324	203
Eutelsat Communications	5,058	127
Fonciere Des Regions ††	966	98
Gecina ††	1,536	249
Groupe Eurotunnel	13,544	170
Hermes International	1,028	534
ICADE ††	1,074	94
Iliad	863	215
Imerys	1,037	94
Ingenico Group	1,924	187
Ipsen	1,225	148
JCDecaux	2,153	82
Kering	2,392	1,096
Klepierre ††	7,059	281
Lagardere	3,419	113
Legrand	8,260	614
L’Oreal	7,942	1,768
LVMH Moet Hennessy Louis Vuitton	8,726	2,603
Natixis	30,595	240
Orange	62,859	1,031
Pernod Ricard	6,610	991
Peugeot	16,610	394
Publicis Groupe	6,760	441
Remy Cointreau	660	86
Renault	5,409	536
Rexel	8,746	156
Safran	9,912	1,044
Sanofi	35,692	3,380
Schneider Electric	17,781	1,563
SCOR	5,897	245
SEB	667	124
Societe BIC	833	88
Societe Generale	24,251	1,350

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sodexo	2,875	$366
STMicroelectronics	20,688	487
Suez	12,487	220
Thales	3,434	358
TOTAL	75,351	4,202
Valeo	7,396	501
Veolia Environnement	15,376	364
Vinci	15,907	1,558
Vivendi	33,282	827
Wendel	834	141
Zodiac Aerospace	5,908	169

		46,062

Germany — 1.8%
adidas	5,964	1,327
Allianz	14,456	3,357
Axel Springer	1,668	113
BASF	28,811	3,142
Bayer	26,034	3,388
Bayerische Motoren Werke	10,490	1,069
Beiersdorf	3,138	352
Brenntag	4,902	278
Commerzbank	33,180	455
Continental	3,430	871
Covestro (A)	3,743	359
Daimler	30,352	2,521
Deutsche Bank	65,362	1,062
Deutsche Boerse	5,966	616
Deutsche Lufthansa	8,209	262
Deutsche Post	30,248	1,386
Deutsche Telekom	102,586	1,869
Deutsche Wohnen	11,477	489
E.ON	69,263	817
Evonik Industries	5,173	188
Fraport Frankfurt Airport Services Worldwide	1,204	114
Fresenius & KGaA	13,117	1,096
Fresenius Medical Care & KGaA	6,936	671
GEA Group	5,902	285
Hannover Rueck	1,949	244
HeidelbergCement	4,693	478
Henkel & KGaA	3,197	403
HOCHTIEF	602	106
HUGO BOSS	1,938	173
Infineon Technologies	36,107	989
Innogy (A)	4,679	218
K+S	5,545	134
KION Group	2,206	177
LANXESS	2,989	234
Linde	5,878	1,270
MAN	1,021	113
Merck KGaA	4,023	431
METRO *	5,165	99

4	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,922	$1,101
OSRAM Licht	3,343	256
ProSiebenSat.1 Media	7,390	258
QIAGEN	6,958	236
RWE	15,754	394
SAP	30,943	3,520
Siemens	24,087	3,437
Symrise	3,924	305
Telefonica Deutschland Holding	21,545	109
ThyssenKrupp	14,291	381
TUI	16,122	291
United Internet	4,012	254
Volkswagen	1,113	207
Vonovia	14,831	652
Zalando * (A)	3,599	180

		42,737

Greece — 0.0%
Alpha Bank AE *	65,706	131
Costamare	6,739	42
Eurobank Ergasias *	93,311	76
FF Group *	1,785	37
Hellenic Telecommunications Organization	13,601	162
JUMBO	4,857	78
National Bank of Greece *	287,733	95
OPAP	11,884	133
Piraeus Bank *	12,193	35
Titan Cement	2,299	56

		845

Hong Kong — 1.4%
3SBio *,(A)	60,300	108
AIA Group	382,600	2,879
Alibaba Health Information Technology *	190,000	102
Alibaba Pictures Group *	710,000	116
ASM Pacific Technology	9,800	143
Bank of East Asia	35,025	154
Beijing Enterprises Holdings	24,000	143
Beijing Enterprises Water Group	224,000	188
BOC Hong Kong Holdings	114,500	545
Brilliance China Automotive Holdings	140,000	354
China Conch Venture Holdings	78,500	160
China Everbright	50,000	119
China Everbright International	116,000	164
China Evergrande Group	193,000	743
China Gas Holdings	82,000	249
China Huarong Asset Management, Cl H (A)	313,200	147
China Huishan Dairy Holdings *	228,000	12
China Life Insurance, Cl H	347,000	1,147
China Medical System Holdings	64,000	118
China Mengniu Dairy	125,000	346
China Merchants Port Holdings	62,897	197

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Minsheng Banking, Cl H	268,000	$259
China Mobile	293,000	2,942
China Overseas Land & Investment	174,000	564
China Power International Development	190,000	60
China Resources Enterprise	88,000	254
China Resources Gas Group	44,000	161
China Resources Land	124,000	370
China Resources Power Holdings	90,000	173
China Shenhua Energy, Cl H	154,500	369
China Southern Airlines, Cl H	98,000	72
China State Construction International Holdings	108,000	152
China Taiping Insurance Holdings	75,800	250
China Unicom	272,000	386
CITIC	263,000	385
CK Asset Holdings	81,776	672
CK Hutchison Holdings	85,500	1,085
CK Infrastructure Holdings	21,000	183
CLP Holdings	50,000	509
CNOOC	824,000	1,122
COSCO SHIPPING Ports	26,000	30
CSPC Pharmaceutical Group	190,000	330
Dongfeng Motor Group, Cl H	126,000	173
Far East Horizon	99,000	98
First Pacific	62,000	47
Franshion Properties China	200,000	90
Fullshare Holdings	337,200	144
Fuyao Glass Industry Group, Cl H (A)	26,000	99
Galaxy Entertainment Group	72,000	490
GCL-Poly Energy Holdings *	696,000	120
Geely Automobile Holdings	245,000	758
Genting Singapore	200,800	180
GF Securities, Cl H	63,600	135
GOME Retail Holdings	606,000	78
Guangdong Investment	134,000	194
Guangzhou Automobile Group, Cl H	110,000	274
Haier Electronics Group	72,000	190
Haitian International Holdings	34,000	102
Haitong Securities, Cl H	151,200	239
Hang Lung Group	26,000	91
Hang Lung Properties	65,000	149
Hang Seng Bank	25,000	592
Henderson Land Development	37,620	245
Hengan International Group	32,500	320
HK Electric Investments & HK Electric Investments (A)	76,500	70
HKT Trust & HKT	122,000	149
Hong Kong & China Gas	256,740	486
Hong Kong Exchanges & Clearing	37,028	1,031
Huaneng Renewables, Cl H	280,000	96
Huatai Securities, Cl H (A)	78,200	169
Hysan Development	18,000	87

Adviser Managed Trust / Quarterly Report / October 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
I-CABLE Communications *	9	$–
Kerry Properties	19,000	85
Kunlun Energy	152,000	141
Lenovo Group	332,000	192
Li & Fung	170,000	86
Link ††	68,500	576
Longfor Properties	76,500	179
Melco Resorts & Entertainment ADR	8,121	205
MGM China Holdings	27,600	62
Minth Group	32,000	173
MTR	46,639	270
New China Life Insurance, Cl H	42,300	264
New World Development	191,419	285
Nine Dragons Paper Holdings	104,000	191
NWS Holdings	46,334	94
PCCW	121,000	67
People’s Insurance Group of China, Cl H	328,000	156
Power Assets Holdings	43,000	373
Semiconductor Manufacturing International *	131,200	201
Shanghai Industrial Holdings	25,000	77
Shangri-La Asia	36,000	72
Sino Biopharmaceutical	210,000	245
Sino Land	104,862	181
SJM Holdings	57,000	49
Sun Hung Kai Properties	46,000	752
Sunac China Holdings	111,000	565
Sunny Optical Technology Group	32,600	477
Swire Pacific, Cl A	17,500	173
Swire Properties	33,800	114
Techtronic Industries	45,000	264
WH Group (A)	238,177	241
Wharf Holdings	42,000	382
Wheelock	24,000	167
Wynn Macau	45,200	116
Yue Yuen Industrial Holdings	21,500	82
Zhejiang Expressway, Cl H	84,000	104

		33,019

Hungary — 0.0%
MOL Hungarian Oil & Gas	17,864	214
OTP Bank	10,980	442
Richter Gedeon	6,387	159

		815

India — 0.2%
Axis Bank	6,000	48
Dr Reddy’s Laboratories ADR	4,000	145
Housing Development Finance	18,529	488
ICICI Bank ADR	50,826	465
Infosys ADR	75,000	1,114
ITC	33,818	139
Maruti Suzuki India	400	51
Reliance Industries GDR (A)	50,000	1,435

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tata Consultancy Services	6,200	$251
Tata Motors ADR *	11,100	364
Vedanta ADR	15,000	309
Wipro ADR	60,000	322

		5,131

Indonesia — 0.2%
Adaro Energy	610,500	82
AKR Corporindo	92,500	51
Astra International	938,500	554
Bank Central Asia	569,500	878
Bank Danamon Indonesia	173,000	65
Bank Mandiri Persero	869,000	452
Bank Negara Indonesia Persero	339,000	190
Bank Rakyat Indonesia Persero	517,000	595
Bumi Serpong Damai	379,000	48
Charoen Pokphand Indonesia	364,000	88
Gudang Garam	22,000	113
Hanjaya Mandala Sampoerna	425,000	125
Indocement Tunggal Prakarsa	72,000	119
Indofood CBP Sukses Makmur	112,000	73
Indofood Sukses Makmur	202,000	122
Jasa Marga Persero	114,204	55
Kalbe Farma	982,000	116
Lippo Karawaci	353,500	18
Matahari Department Store	112,000	71
Media Nusantara Citra	261,500	30
Pakuwon Jati	1,021,000	47
Perusahaan Gas Negara Persero	535,500	73
Semen Indonesia Persero	138,000	111
Summarecon Agung	489,500	37
Surya Citra Media	298,000	47
Telekomunikasi Indonesia Persero	2,352,900	699
Tower Bersama Infrastructure	118,500	59
Unilever Indonesia	71,000	260
United Tractors	84,000	215
Waskita Karya Persero	244,500	38
XL Axiata *	188,250	47

		5,478

Ireland — 0.6%
Accenture, Cl A	35,164	5,006
Alkermes *	8,700	424
Ardmore Shipping	3,445	29
Bank of Ireland Group *	29,597	232
CRH	26,507	1,000
Eaton	25,100	2,008
Endo International *	13,500	86
Experian	29,497	621
Horizon Pharma *	19,543	265
Ingersoll-Rand	14,400	1,276
Kerry Group, Cl A	4,931	497
Mallinckrodt *	6,000	190

6	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paddy Power Betfair	2,539	$260
Pentair	9,200	648
Perrigo	7,400	599
Prothena *	4,504	261
Ryanair Holdings ADR *	1,061	119
Weatherford International *	47,800	166

		13,687

Israel — 0.1%
Azrieli Group	1,230	69
Bank Hapoalim	34,833	246
Bank Leumi Le-Israel	48,245	267
Bezeq The Israeli Telecommunication	60,090	90
Check Point Software Technologies *	4,066	479
Elbit Systems	695	103
Frutarom Industries	1,133	93
Israel Chemicals	14,778	62
Mizrahi Tefahot Bank	4,031	73
Nice	1,758	145
Stratasys *	6,051	136
Teva Pharmaceutical Industries	25,786	352
Teva Pharmaceutical Industries ADR	3,542	49

		2,164

Italy — 0.5%
Assicurazioni Generali	38,892	709
Atlantia	14,815	483
CNH Industrial	33,258	425
Enel	256,173	1,589
Eni	80,433	1,316
EXOR	3,210	206
Ferrari	3,901	468
Fiat Chrysler Automobiles *	33,688	582
GEDI Gruppo Editoriale *	1,630	1
Intesa Sanpaolo	451,298	1,512
Leonardo	13,140	227
Luxottica Group	5,501	315
Mediobanca	16,403	180
Poste Italiane (A)	15,136	111
Prysmian	7,129	246
Recordati	3,426	159
Saipem *	17,643	74
Snam	76,283	390
Telecom Italia *	528,711	431
Terna Rete Elettrica Nazionale	48,596	293
UniCredit	63,375	1,213
UnipolSai Assicurazioni	32,793	75

		11,005

Japan — 4.6%
ABC-Mart	1,000	50
Acom	11,600	48
Aeon	21,100	325

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AEON Financial Service	3,000	$64
Aeon Mall	3,300	58
Air Water	5,000	95
Aisin Seiki	6,200	319
Ajinomoto	16,700	335
Alfresa Holdings	5,400	103
Alps Electric	6,900	209
Amada Holdings	9,900	122
ANA Holdings	3,400	130
Aozora Bank	3,400	132
Asahi Glass	6,600	257
Asahi Group Holdings	12,100	550
Asahi Kasei	40,000	482
Asics	4,600	70
Astellas Pharma	66,700	885
Bandai Namco Holdings	6,500	222
Bank of Kyoto	1,800	94
Benesse Holdings	1,900	64
Bridgestone	20,300	963
Brother Industries	6,800	164
Calbee	2,300	77
Canon	33,500	1,251
Casio Computer	6,600	97
Central Japan Railway	4,500	815
Chiba Bank	24,000	182
Chubu Electric Power	20,500	263
Chugai Pharmaceutical	7,200	342
Chugoku Bank	4,900	70
Chugoku Electric Power	8,100	90
Coca-Cola Bottlers Japan	3,700	129
Concordia Financial Group	42,700	224
Credit Saison	4,300	86
CYBERDYNE*	3,000	40
Dai Nippon Printing	8,000	190
Daicel	8,500	105
Dai-ichi Life Holdings	34,800	656
Daiichi Sankyo	18,700	428
Daikin Industries	7,800	856
Daito Trust Construction	2,100	367
Daiwa House Industry	17,600	641
Daiwa House Investment, Cl A ††	40	93
Daiwa Securities Group	52,000	323
DeNA	3,100	72
Denso	15,100	823
Dentsu	6,900	293
Disco	900	207
Don Quijote Holdings	3,400	142
East Japan Railway	10,300	994
Eisai	8,700	482
Electric Power Development	4,200	105
FamilyMart UNY Holdings	2,400	136
FANUC	6,100	1,416

Adviser Managed Trust / Quarterly Report / October 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fast Retailing	1,700	$563
Fuji Electric	16,000	115
FUJIFILM Holdings	13,500	550
Fujitsu	60,000	464
Fukuoka Financial Group	22,000	112
Hachijuni Bank	11,800	73
Hakuhodo DY Holdings	7,900	109
Hamamatsu Photonics	4,100	132
Hankyu Hanshin Holdings	7,700	298
Hikari Tsushin	600	77
Hino Motors	7,500	96
Hirose Electric	1,100	164
Hiroshima Bank	7,000	59
Hisamitsu Pharmaceutical	1,800	99
Hitachi	151,000	1,192
Hitachi Chemical	3,000	85
Hitachi Construction Machinery	3,100	105
Hitachi High-Technologies	2,000	83
Hitachi Metals	6,200	80
Honda Motor	54,100	1,677
Hoshizaki	1,900	179
Hoya	12,000	648
Hulic	8,600	88
Idemitsu Kosan	4,200	122
IHI	5,400	193
Iida Group Holdings	5,100	97
Inpex	30,800	326
Isetan Mitsukoshi Holdings	9,700	105
Isuzu Motors	19,100	277
ITOCHU	47,900	834
J Front Retailing	7,000	103
Japan Airlines	4,000	136
Japan Airport Terminal	1,300	46
Japan Exchange Group	16,900	302
Japan Post Bank	12,000	151
Japan Post Holdings	49,500	570
Japan Prime Realty Investment ††	24	77
Japan Real Estate Investment ††	38	178
Japan Retail Fund Investment ††	89	158
Japan Tobacco	34,800	1,148
JFE Holdings	16,800	358
JGC	6,000	100
JSR	5,600	108
JTEKT	6,500	106
JXTG Holdings	96,000	493
Kajima	30,000	310
Kakaku.com	4,100	56
Kamigumi	3,500	83
Kaneka	8,000	66
Kansai Electric Power	22,000	300
Kansai Paint	6,300	161
Kao	15,700	944

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kawasaki Heavy Industries	5,400	$187
KDDI	57,600	1,533
Keihan Electric Railway	3,000	91
Keikyu	7,000	144
Keio	3,400	147
Keisei Electric Railway	4,000	120
Keyence	3,100	1,714
Kikkoman	5,000	171
Kintetsu Group Holdings	5,800	222
Kirin Holdings	27,900	664
Kobe Steel	9,000	75
Koito Manufacturing	3,700	245
Komatsu	29,100	947
Konami	2,700	131
Konica Minolta	15,900	138
Kose	900	109
Kubota	32,800	612
Kuraray	11,900	233
Kurita Water Industries	2,900	92
Kyocera	10,200	677
Kyowa Hakko Kirin	7,500	138
Kyushu Electric Power	12,400	141
Kyushu Financial Group	10,000	63
Kyushu Railway	5,000	159
Lawson	1,800	117
LINE *	2,000	82
Lion	7,000	134
LIXIL Group	8,600	235
M3	7,300	217
Mabuchi Motor	1,400	73
Makita	7,000	293
Marubeni	52,900	352
Marui Group	6,100	93
Maruichi Steel Tube	1,600	49
Mazda Motor	18,200	260
McDonald’s Holdings Japan	1,900	81
Mebuki Financial Group	30,960	128
Medipal Holdings	5,000	92
MEIJI Holdings	3,700	301
MINEBEA MITSUMI	12,900	234
Miraca Holdings	1,700	79
MISUMI Group	8,100	221
Mitsubishi	47,800	1,114
Mitsubishi Chemical Holdings	46,700	484
Mitsubishi Electric	60,200	1,023
Mitsubishi Estate	39,000	702
Mitsubishi Gas Chemical	5,500	134
Mitsubishi Heavy Industries	10,000	389
Mitsubishi Materials	3,200	121
Mitsubishi Motors	19,900	158
Mitsubishi Tanabe Pharma	6,500	143
Mitsubishi UFJ Financial Group	381,600	2,561

8	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mitsubishi UFJ Lease & Finance	13,000	$68
Mitsui	54,500	810
Mitsui Chemicals	5,400	165
Mitsui Fudosan	28,000	647
Mitsui OSK Lines	3,300	100
Mixi	1,300	63
Mizuho Financial Group	760,700	1,372
MS&AD Insurance Group Holdings	15,700	530
Murata Manufacturing	6,100	950
Nabtesco	3,300	130
Nagoya Railroad	5,400	121
NEC	8,800	240
Nexon	7,200	193
NGK Insulators	7,600	149
NGK Spark Plug	5,200	117
NH Foods	6,000	172
Nidec	7,600	1,003
Nikon	9,900	187
Nintendo	3,600	1,388
Nippon Building Fund ††	46	222
Nippon Electric Glass	2,400	97
Nippon Express	2,400	151
Nippon Paint Holdings	4,700	165
Nippon Prologis ††	62	130
Nippon Steel & Sumitomo Metal	24,700	587
Nippon Telegraph & Telephone	21,700	1,045
Nippon Yusen	4,700	99
Nissan Chemical Industries	3,600	134
Nissan Motor	72,800	704
Nisshin Seifun Group	5,700	100
Nissin Foods Holdings	1,700	107
Nitori Holdings	2,600	376
Nitto Denko	5,200	481
NOK	2,800	68
Nomura Holdings	115,600	660
Nomura Real Estate Holdings	3,600	79
Nomura Real Estate Master Fund ††	117	146
Nomura Research Institute	3,960	167
NSK	12,800	182
NTT Data	18,500	214
NTT DOCOMO	42,800	1,032
Obayashi	21,100	275
Obic	1,900	125
Odakyu Electric Railway	8,500	165
Oji Holdings	25,000	146
Olympus	9,300	343
Omron	6,400	356
Ono Pharmaceutical	12,800	293
Oracle Japan	1,100	92
Oriental Land	6,800	542
ORIX	41,800	713
Osaka Gas	12,000	231

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Otsuka	1,500	$102
Otsuka Holdings	12,600	525
Panasonic	70,100	1,049
Park24	3,000	69
Pola Orbis Holdings	2,800	89
Rakuten	29,600	315
Recruit Holdings	35,300	862
Renesas Electronics *	15,600	199
Resona Holdings	70,800	379
Ricoh	24,400	225
Rinnai	1,000	85
Rohm	3,200	295
Ryohin Keikaku	700	206
Sankyo	1,300	42
Santen Pharmaceutical	10,800	171
SBI Holdings	6,200	97
Secom	6,500	491
Sega Sammy Holdings	5,400	75
Seibu Holdings	7,000	124
Seiko Epson	9,100	216
Sekisui Chemical	13,700	274
Sekisui House	19,400	360
Seven & i Holdings	23,900	962
Seven Bank	17,300	64
Sharp*	4,400	139
Shimadzu	8,900	184
Shimamura	700	78
Shimano	2,300	313
Shimizu	18,800	220
Shin-Etsu Chemical	12,100	1,268
Shinsei Bank	5,200	87
Shionogi	9,200	493
Shiseido	12,200	502
Shizuoka Bank	15,000	145
Showa Shell Sekiyu	5,500	64
SMC	1,800	685
SoftBank Group	25,900	2,267
Sohgo Security Services	2,100	101
Sompo Holdings	10,900	435
Sony	39,600	1,538
Sony Financial Holdings	5,000	82
Stanley Electric	4,400	161
Start Today	6,800	185
Subaru	19,700	674
Sumitomo	37,100	533
Sumitomo Chemical	50,000	349
Sumitomo Dainippon Pharma	4,600	65
Sumitomo Electric Industries	24,200	409
Sumitomo Heavy Industries	3,800	158
Sumitomo Metal Mining	8,000	314
Sumitomo Mitsui Financial Group	42,200	1,678
Sumitomo Mitsui Trust Holdings	10,700	419

Adviser Managed Trust / Quarterly Report / October 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sumitomo Realty & Development	11,000	$364
Sumitomo Rubber Industries	5,000	94
Sundrug	2,200	96
Suntory Beverage & Food	4,500	206
Suruga Bank	5,000	113
Suzuken	2,200	79
Suzuki Motor	10,600	576
Sysmex	4,800	327
T&D Holdings	18,700	288
Taiheiyo Cement	4,100	163
Taisei	6,800	375
Taisho Pharmaceutical Holdings	1,200	91
Taiyo Nippon Sanso	3,800	45
Takashimaya	9,000	82
Takeda Pharmaceutical	22,500	1,266
TDK	4,400	336
Teijin	5,400	114
Terumo	10,700	443
THK	3,500	127
Tobu Railway	5,600	164
Toho	3,300	109
Toho Gas	2,200	61
Tohoku Electric Power	15,200	198
Tokio Marine Holdings	21,200	906
Tokyo Electric Power *	41,900	171
Tokyo Electron	4,900	852
Tokyo Gas	11,800	293
Tokyo Tatemono	6,000	83
Tokyu	18,000	271
Tokyu Fudosan Holdings	14,900	97
Toppan Printing	18,000	182
Toray Industries	47,000	473
Toshiba	123,000	356
Tosoh	9,500	204
TOTO	4,800	234
Toyo Seikan Group Holdings	4,700	82
Toyo Suisan Kaisha	2,600	100
Toyoda Gosei	1,900	46
Toyota Industries	5,300	322
Toyota Motor	82,100	5,050
Toyota Tsusho	7,100	256
Trend Micro	4,100	218
Tsuruha Holdings	1,100	136
Unicharm	13,100	297
United Urban Investment ††	102	147
USS	6,400	128
West Japan Railway	5,300	372
Yahoo Japan	47,600	212
Yakult Honsha	2,900	238
Yamada Denki	18,200	96
Yamaguchi Financial Group	6,000	72
Yamaha	4,900	191

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yamaha Motor	9,100	$270
Yamato Holdings	10,500	214
Yamazaki Baking	3,800	68
Yaskawa Electric	8,300	295
Yokogawa Electric	6,600	124
Yokohama Rubber	3,200	71

		109,613

Luxembourg — 0.0%
Altisource Portfolio Solutions *	1,447	37
Millicom International Cellular	1,915	122
RTL Group	1,121	83
SES, Cl A	11,716	191
Tenaris	15,840	217
Trinseo	5,209	370

		1,020

Macau — 0.0%
Sands China	74,800	352

Malaysia — 0.2%
AirAsia	65,900	52
Alliance Financial Group	51,000	44
AMMB Holdings	89,500	91
Astro Malaysia Holdings	77,700	52
Axiata Group	120,655	154
British American Tobacco	6,700	62
CIMB Group Holdings	183,063	266
Dialog Group	154,400	82
DiGi.Com	156,100	184
Felda Global Ventures Holdings	75,900	34
Gamuda	78,600	98
Genting	99,800	213
Genting Malaysia	134,000	159
Genting Plantations	16,000	40
HAP Seng Consolidated	28,200	62
Hartalega Holdings	35,500	64
Hong Leong Bank	32,900	124
Hong Leong Financial Group	12,000	47
IHH Healthcare	127,800	170
IJM	131,600	99
IOI	106,700	112
IOI Properties Group	99,750	47
Kuala Lumpur Kepong	28,100	163
Malayan Banking	171,897	376
Malaysia Airports Holdings	43,700	86
Maxis	85,600	120
MISC	61,800	101
Petronas Chemicals Group	107,400	187
Petronas Dagangan	11,800	67
Petronas Gas	31,000	132
PPB Group	23,300	92
Public Bank	143,700	695

10	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RHB Bank	40,407	$49
Sapura Energy	192,700	73
Sime Darby	115,423	251
Telekom	51,300	77
Tenaga Nasional	151,400	536
UMW Holdings	25,600	32
Westports Holdings	51,400	45
YTL	218,790	66
YTL Power International	111,588	34

		5,438

Mexico — 0.3%
Alfa, Cl A	142,900	149
America Movil	1,554,900	1,344
Arca Continental	24,000	153
Cemex *	672,052	548
Coca-Cola Femsa	24,200	164
El Puerto de Liverpool	11,800	81
Fibra Uno Administracion ††	119,500	188
Fomento Economico Mexicano	87,000	759
Gentera	50,100	51
Gruma, Cl B	11,300	149
Grupo Aeroportuario del Pacifico, Cl B	18,100	172
Grupo Aeroportuario del Sureste, Cl B	10,000	179
Grupo Bimbo, Ser A	77,900	181
Grupo Carso	30,600	99
Grupo Financiero Banorte, Cl O	111,500	662
Grupo Financiero Inbursa, Cl O	117,300	202
Grupo Financiero Santander Mexico, Cl B	94,500	159
Grupo Lala, Cl B	45,100	70
Grupo Mexico	176,000	574
Grupo Televisa	112,800	495
Industrias Penoles	6,810	159
Infraestructura Energetica Nova	25,000	128
Kimberly-Clark de Mexico, Cl A	80,700	139
Mexichem	49,917	129
Promotora y Operadora de Infraestructura	15,000	143
Wal-Mart de Mexico	241,700	542

		7,619

Netherlands — 1.3%
ABN AMRO Group (A)	14,093	435
Aegon	57,889	342
AerCap Holdings *	4,934	260
Airbus	18,243	1,865
Akzo Nobel	7,787	705
Altice, Cl A *	14,879	281
Altice, Cl B *	3,165	60
ArcelorMittal	20,807	597
ASML Holding	11,774	2,123
Boskalis Westminster	2,630	94
Chicago Bridge & Iron	11,825	165
Cimpress *	2,975	325

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola European Partners	6,976	$286
Frank’s International	5,846	39
Gemalto	2,321	92
Heineken	8,149	794
Heineken Holding	3,626	337
ING Groep	121,513	2,245
James Hardie Industries	12,907	197
Koninklijke Ahold Delhaize	39,894	751
Koninklijke DSM	5,813	496
Koninklijke KPN	110,070	380
Koninklijke Philips	30,120	1,226
Koninklijke Vopak	2,037	88
NN Group	10,605	444
NXP Semiconductor *	30,416	3,560
Randstad Holding	3,993	246
RELX	30,652	692
Royal Dutch Shell, Cl A	136,542	4,289
Royal Dutch Shell, Cl B	117,360	3,774
Unibail-Rodamco ††	3,074	769
Unilever	51,297	2,982
Wolters Kluwer	9,463	464

		31,403

New Zealand — 0.0%
Auckland International Airport	28,650	122
Contact Energy	20,872	82
Fletcher Building	20,008	101
Mercury NZ	20,281	46
Meridian Energy	37,128	72
Ryman Healthcare	10,865	69
Spark New Zealand	53,009	134

		626

Norway — 0.1%
DNB	30,080	579
Gjensidige Forsikring	5,794	109
Marine Harvest	13,532	264
Nordic American Tankers	11,234	50
Norsk Hydro	45,151	348
Orkla	26,360	258
Schibsted, Cl A	2,190	56
Schibsted, Cl B	2,581	60
Statoil	35,249	713
Telenor	23,415	497
Yara International	5,786	274

		3,208

Pakistan — 0.0%
Habib Bank	25,000	38
Lucky Cement *	9,900	46
United Bank	42,500	72

		156

Adviser Managed Trust / Quarterly Report / October 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	3,639	$102
Copa Holdings, Cl A	1,766	218

		320

Peru — 0.0%
Cia de Minas Buenaventura ADR	9,800	135
Credicorp	3,200	670

		805

Philippines — 0.1%
Aboitiz Equity Ventures	87,890	128
Aboitiz Power	71,000	58
Alliance Global Group *	113,100	35
Ayala	11,040	220
Ayala Land	323,500	271
Bank of the Philippine Islands	67,110	127
BDO Unibank	87,866	234
DMCI Holdings	242,100	72
Globe Telecom	1,535	61
GT Capital Holdings	3,650	83
International Container Terminal Services	27,800	57
JG Summit Holdings	126,700	189
Jollibee Foods	29,850	144
Megaworld	162,000	17
Metro Pacific Investments	586,000	77
Metropolitan Bank & Trust	31,300	53
PLDT	4,370	145
Robinsons Land	82,700	40
Security Bank	11,600	55
SM Investments	10,905	202
SM Prime Holdings	367,800	264
Universal Robina	39,080	108

		2,640

Poland — 0.1%
Alior Bank *	4,438	88
Bank Handlowy w Warszawie	1,777	36
Bank Millennium	31,094	68
Bank Pekao	7,405	242
Bank Zachodni	1,651	166
CCC	1,316	99
Cyfrowy Polsat	11,600	81
Eurocash	4,392	44
Grupa Azoty	2,400	48
Grupa Lotos	6,419	117
Jastrzebska Spolka Weglowa *	2,700	73
KGHM Polska Miedz	6,427	217
LPP *	139	328
mBank	771	98
Orange Polska	33,367	51
PGE Polska Grupa Energetyczna	38,568	138
Polski Koncern Naftowy Orlen	14,192	502

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Polskie Gornictwo Naftowe i Gazownictwo	81,102	$149
Powszechna Kasa Oszczednosci Bank Polski	41,652	444
Powszechny Zaklad Ubezpieczen	27,066	349
Synthos	31,400	43
Tauron Polska Energia	56,049	54

		3,435

Portugal — 0.0%
Energias de Portugal	75,903	271
Galp Energia	16,195	301
Jeronimo Martins	7,293	133

		705

Qatar — 0.1%
Barwa Real Estate	5,000	41
Commercial Bank PQSC	9,858	72
Doha Bank QPSC	7,527	58
Ezdan Holding Group	35,630	93
Industries Qatar	6,707	176
Masraf Al Rayan	16,583	163
Ooredoo QPSC	5,348	126
Qatar Electricity & Water	1,272	64
Qatar Gas Transport	12,817	53
Qatar Insurance SAQ	7,085	87
Qatar Islamic Bank SAQ	2,676	71
Qatar National Bank QPSC	10,817	361

		1,365

Russia — 0.2%
Gazprom ADR	8,500	36
Gazprom PJSC ADR	258,445	1,110
Magnit PJSC GDR	15,503	439
Mobile TeleSystems ADR	31,000	329
Novatek PJSC GDR	4,469	509
PhosAgro PJSC GDR	4,500	60
Sberbank of Russia ADR	123,471	1,772
Severstal PJSC GDR	13,231	202
Sistema GDR	17,410	82
Surgutneftegas ADR	47,953	240
Tatneft PJSC ADR	11,874	534

		5,313

Singapore — 0.3%
Ascendas ††	82,900	167
CapitaLand	83,500	225
CapitaLand Commercial Trust ††	69,960	89
CapitaLand Mall Trust ††	72,000	107
City Developments	12,000	114
ComfortDelGro	62,000	92
DBS Group Holdings	56,629	947
Global Logistic Properties	87,600	213
Golden Agri-Resources	205,000	59
Hongkong Land Holdings	37,000	268
Hutchison Port Holdings Trust, Cl U	151,000	65

12	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jardine Cycle & Carriage	3,000	$87
Jardine Matheson Holdings	7,000	448
Jardine Strategic Holdings	7,000	294
Keppel	49,100	270
Oversea-Chinese Banking	98,265	858
SATS	19,900	69
Sembcorp Industries	28,000	68
Singapore Airlines	16,000	121
Singapore Exchange	27,000	152
Singapore Press Holdings	46,000	91
Singapore Technologies Engineering	45,000	115
Singapore Telecommunications	258,200	711
StarHub	18,000	35
Suntec ††	86,200	123
United Overseas Bank	41,268	746
UOL Group	14,324	95
Wilmar International	56,000	139
Yangzijiang Shipbuilding Holdings	81,000	94

		6,862

Slovak Republic — 0.0%
Celltrion *	3,631	561

South Africa — 0.7%
Anglo American Platinum *	3,100	86
AngloGold Ashanti	19,249	177
Aspen Pharmacare Holdings	18,597	420
Barclays Africa Group	33,295	330
Bid	15,700	345
Bidvest Group	16,200	196
Brait *	19,948	75
Capitec Bank Holdings	2,300	153
Coronation Fund Managers	14,000	71
Discovery	17,015	176
Exxaro Resources	11,700	119
FirstRand	163,965	594
Fortress Income Fund, Cl A ††	60,100	72
Fortress Income Fund, Cl B ††	40,446	115
Foschini Group	10,432	100
Gold Fields	40,499	162
Growthpoint Properties ††	102,536	178
Hyprop Investments ††	11,891	89
Impala Platinum Holdings *	32,371	90
Imperial Holdings	8,264	118
Investec	14,855	101
Liberty Holdings	7,400	58
Life Healthcare Group Holdings	66,425	123
Massmart Holdings	6,800	51
MMI Holdings	56,800	76
Mondi	6,157	148
Mr Price Group	11,791	146
MTN Group	82,537	717
Naspers, Cl N	20,442	4,980

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nedbank Group	11,117	$163
NEPI Rockcastle	15,173	212
Netcare	55,348	97
Novus Holdings	7,070	4
Pick n Pay Stores	18,980	80
Pioneer Foods Group	6,425	54
PSG Group	6,000	111
Rand Merchant Investment Holdings	40,188	112
Redefine Properties ††	236,740	178
Remgro	25,925	392
Resilient ††	14,685	146
RMB Holdings	33,836	150
Sanlam	69,181	346
Sappi	27,323	183
Sasol	26,925	788
Shoprite Holdings	21,221	304
Sibanye Gold	94,388	122
SPAR Group	9,534	112
Standard Bank Group	62,994	731
Steinhoff International Holdings	144,903	629
Telkom	17,000	64
Tiger Brands	7,559	206
Truworths International	22,773	121
Vodacom Group	25,598	278
Woolworths Holdings	45,875	183

		15,832

South Korea — 1.5%
Amorepacific	1,435	402
AMOREPACIFIC Group	1,371	176
BGF retail	1,140	80
BNK Financial Group	12,800	114
Cheil Worldwide	3,600	67
CJ	749	125
CJ CheilJedang	387	126
CJ E&M	1,082	82
CJ Logistics *	450	63
Coway	2,520	219
Daelim Industrial	1,424	106
Daewoo Engineering & Construction *	7,140	47
Daewoo International	2,400	42
Daum Kakao	1,551	199
DGB Financial Group	8,630	80
Dongbu Insurance	2,450	154
Dongsuh	2,311	57
Doosan Bobcat	1,734	56
Doosan Heavy Industries & Construction	2,600	41
E-Mart	934	187
GS Engineering & Construction *	2,600	60
GS Holdings	2,397	142
GS Retail	1,580	47
Hana Financial Group	13,824	592

Adviser Managed Trust / Quarterly Report / October 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hankook Tire	3,460	$167
Hanmi Pharm	319	132
Hanmi Science *	902	74
Hanon Systems	10,980	127
Hanssem	550	84
Hanwha	2,530	101
Hanwha Chemical	5,420	147
Hanwha Life Insurance	11,300	80
Hanwha Techwin	1,854	63
Hotel Shilla	1,910	133
Hyosung	991	119
Hyundai Department Store	824	67
Hyundai Development - Engineering & Construction	2,700	97
Hyundai Engineering & Construction	3,628	123
Hyundai Glovis	913	123
Hyundai Heavy Industries	1,473	206
Hyundai Marine & Fire Insurance	3,730	151
Hyundai Mobis	3,049	725
Hyundai Motor	7,227	1,038
Hyundai Robotics *	411	166
Hyundai Steel	3,755	193
Hyundai Wia	1,010	58
Industrial Bank of Korea	11,650	160
Kangwon Land	5,400	165
KB Financial Group	18,618	970
KCC	344	120
KEPCO Plant Service & Engineering	1,320	49
Kia Motors	11,920	377
Korea Aerospace Industries	3,160	160
Korea Electric Power	11,370	398
Korea Gas	1,500	55
Korea Investment Holdings	1,970	111
Korea Zinc	409	187
Korean Air Lines *	2,476	70
KT	1,650	43
KT&G	5,242	496
Kumho Petrochemical	1,057	65
LG	4,286	329
LG Chemical	2,057	741
LG Display	10,500	275
LG Electronics	4,861	395
LG Household & Health Care	449	472
LG Innotek	700	107
Lotte	2,240	149
Lotte Chemical	762	251
Lotte Chilsung Beverage	75	92
Lotte Confectionery *	101	17
Lotte Shopping	536	108
Medy-Tox	198	75
Mirae Asset Daewoo	20,016	181
NAVER	1,313	1,048

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NCSoft	847	$322
Netmarble Games * (A)	800	124
NH Investment & Securities	7,300	91
OCI	1,108	112
Orion *	1,315	124
Ottogi	124	84
Pan Ocean *	10,659	50
POSCO	3,474	1,009
S-1	1,060	87
Samsung Biologics * (A)	790	271
Samsung C&T	3,460	457
Samsung Card	1,800	59
Samsung Electro-Mechanics	2,553	237
Samsung Electronics	4,631	11,384
Samsung Fire & Marine Insurance	1,511	368
Samsung Heavy Industries *	12,480	131
Samsung Life Insurance	3,175	383
Samsung SDI	2,502	460
Samsung SDS	1,640	303
Samsung Securities	3,270	104
Shinhan Financial Group	20,000	896
Shinsegae	400	82
SK C&C	1,994	515
SK Hynix	27,530	2,020
SK Innovation	2,892	529
SK Networks	7,030	42
SK Telecom	927	218
S-Oil	2,143	246
Woori Bank	15,693	230
Yuhan	452	82

		36,124

Spain — 0.7%
Abertis Infraestructuras	22,207	480
ACS Actividades de Construccion y Servicios	7,575	299
Aena SME (A)	2,104	386
Amadeus IT Group, Cl A	13,920	945
Banco Bilbao Vizcaya Argentaria	210,600	1,843
Banco de Sabadell	173,048	347
Banco Santander	502,403	3,408
Bankia	33,368	159
Bankinter	19,531	184
CaixaBank	111,946	524
Distribuidora Internacional de Alimentacion	18,034	88
Enagas	6,571	189
Endesa	10,248	235
Ferrovial	16,014	348
Gas Natural	11,286	241
Grifols	9,603	301
Iberdrola	178,596	1,443
Industria de Diseno Textil	34,337	1,284
International Consolidated Airlines Group	19,393	164

14	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mapfre	31,227	$102
Red Electrica	13,879	307
Repsol	38,404	720
Siemens Gamesa Renewable Energy	7,701	112
Telefonica	142,461	1,495

		15,604

Sweden — 0.6%
Alfa Laval	10,179	258
Assa Abloy, Cl B	30,761	649
Atlas Copco, Cl A	21,151	928
Atlas Copco, Cl B	12,124	482
Boliden	8,844	310
Electrolux	7,787	275
Essity, Cl B *	18,500	553
Getinge, Cl B	6,627	130
Hennes & Mauritz, Cl B	29,641	744
Hexagon, Cl B	8,089	415
Husqvarna, Cl B	12,063	118
ICA Gruppen	2,331	86
Industrivarden, Cl C	4,756	122
Investor, Cl B	13,975	693
Kinnevik	8,085	265
L E Lundbergforetagen, Cl B	1,123	88
Lundin Petroleum *	5,407	127
Nordea Bank	96,041	1,161
Sandvik	36,347	664
Securitas, Cl B	9,072	159
Skandinaviska Enskilda Banken, Cl A	46,782	577
Skanska, Cl B	10,951	240
SKF, Cl B	12,789	297
Svenska Handelsbanken, Cl A	48,160	690
Swedbank, Cl A	28,549	709
Swedish Match	5,693	214
Tele2, Cl B	10,485	133
Telefonaktiebolaget LM Ericsson, Cl B	96,056	605
TeliaSonera	81,357	377
Volvo, Cl B	48,901	969

		13,038

Switzerland — 1.6%
ABB	62,627	1,639
Adecco Group	5,153	409
Baloise Holding	1,619	255
Barry Callebaut	64	100
Chocoladefabriken Lindt & Spruengli	36	400
Cie Financiere Richemont	16,490	1,522
Coca-Cola	5,976	202
Credit Suisse Group	76,846	1,213
Dufry *	1,327	198
EMS-Chemie Holding	237	155
Geberit	1,149	521
Givaudan	284	635

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Julius Baer Group	7,230	$428
Kuehne + Nagel International	1,736	303
LafargeHolcim	14,183	802
Lonza Group	2,352	625
Nestle	97,823	8,234
Novartis	69,946	5,768
Pargesa Holding	1,322	111
Partners Group Holding	561	378
Roche Holding	22,094	5,109
Schindler Holding	1,874	422
SGS	168	415
Sika	66	489
Sonova Holding	1,695	306
Straumann Holding	308	215
Swatch Group	2,970	528
Swiss Life Holding	1,001	348
Swiss Prime Site	2,396	205
Swiss Re	10,041	945
Swisscom	794	401
Transocean *	23,500	247
UBS Group	114,754	1,955
Vifor Pharma	1,486	191
Zurich Insurance Group	4,780	1,460

		37,134

Taiwan — 1.1%
Acer	144,000	74
Advanced Semiconductor Engineering	133,029	160
Advanced Semiconductor Engineering ADR	29,600	182
Advantech	15,399	105
Asia Cement	63,000	56
Asustek Computer	31,000	268
AU Optronics	363,000	149
Catcher Technology	29,000	308
Cathay Financial Holding	356,000	588
Chailease Holding	47,000	121
Chang Hwa Commercial Bank	217,497	118
Cheng Shin Rubber Industry	87,000	172
Chicony Electronics	22,221	56
China Development Financial Holding	611,000	187
China Life Insurance	114,320	108
China Steel	516,000	420
Chunghwa Telecom	165,000	564
Compal Electronics	186,000	137
CTBC Financial Holding	765,720	490
Delta Electronics	85,000	409
E.Sun Financial Holding	399,470	243
Eclat Textile	6,120	73
Eva Airways	103,000	51
Evergreen Marine Taiwan *	88,000	53
Far Eastern New Century	147,000	126
Far EasTone Telecommunications	71,000	167

Adviser Managed Trust / Quarterly Report / October 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Feng TAY Enterprise	8,000	$36
First Financial Holding	433,821	280
Formosa Chemicals & Fibre	141,000	428
Formosa Petrochemical	52,000	182
Formosa Plastics	180,000	548
Foxconn Technology	42,250	135
Fubon Financial Holding	291,000	464
Giant Manufacturing	9,000	46
Globalwafers	7,000	81
Highwealth Construction	40,000	53
Hiwin Technologies	10,200	102
Hon Hai Precision Industry	714,400	2,653
Hotai Motor	12,000	139
HTC *	27,000	61
Hua Nan Financial Holdings	347,911	190
Innolux	406,000	178
Inventec	80,000	62
Largan Precision	4,000	758
Lite-On Technology	88,224	124
MediaTek	65,000	738
Mega Financial Holding	475,000	373
Merida Industry	10,000	47
Micro-Star International	28,000	68
Nan Ya Plastics	207,000	511
Nanya Technology	33,000	90
Nien Made Enterprise *	6,000	62
Novatek Microelectronics	27,000	100
Pegatron	87,000	225
Phison Electronics	7,000	83
Pou Chen	75,000	94
Powertech Technology	25,000	78
President Chain Store	25,000	225
Quanta Computer	120,000	282
Realtek Semiconductor	19,000	72
Ruentex Development *	45,600	47
Ruentex Industries	28,000	45
Shin Kong Financial Holding	261,000	84
Siliconware Precision Industries ADR	16,675	131
SinoPac Financial Holdings	463,473	142
Standard Foods	26,000	64
Synnex Technology International	56,700	72
TaiMed Biologics *	9,000	65
Taishin Financial Holding	424,753	186
Taiwan Business Bank	217,382	60
Taiwan Cement	150,000	167
Taiwan Cooperative Financial Holding	356,020	192
Taiwan Fertilizer	37,000	48
Taiwan High Speed Rail *	73,000	58
Taiwan Mobile	74,000	264
Taiwan Semiconductor Manufacturing	802,000	6,462
Taiwan Semiconductor Manufacturing ADR	57,200	2,421
Teco Electric and Machinery	65,000	61

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Uni-President Enterprises	210,000	$439
United Microelectronics	538,000	276
Vanguard International Semiconductor	32,000	61
Wistron	100,738	84
WPG Holdings	48,000	66
Yuanta Financial Holding	401,000	178
Zhen Ding Technology Holding	22,000	55

		26,681

Thailand — 0.2%
Advanced Info Service NVDR	46,200	270
Airports of Thailand NVDR	190,000	340
Bangkok Bank NVDR	12,600	73
Bangkok Dusit Medical Services NVDR	216,600	138
Bangkok Expressway & Metro NVDR	334,400	78
Banpu NVDR	85,300	45
BEC World NVDR	14,000	7
Berli Jucker NVDR	50,700	82
BTS Group Holdings NVDR	276,100	71
Bumrungrad Hospital NVDR	14,900	99
Central Pattana NVDR	51,300	123
Charoen Pokphand Foods NVDR	120,200	94
CP ALL NVDR	244,400	515
Delta Electronics Thailand NVDR	25,400	66
Electricity Generating NVDR	7,100	49
Energy Absolute NVDR	55,100	72
Fabrinet *	4,258	158
Glow Energy NVDR	25,100	68
Home Product Center NVDR	196,900	76
Indorama Ventures NVDR	79,100	110
IRPC NVDR	496,500	96
Kasikornbank	51,700	355
Kasikornbank NVDR	55,000	364
KCE Electronics NVDR	12,200	37
Krung Thai Bank NVDR	166,400	91
Minor International NVDR	99,100	129
PTT NVDR	45,800	579
PTT Exploration & Production NVDR	62,700	163
PTT Global Chemical NVDR	93,300	225
Robinson NVDR	25,500	57
Siam Cement	13,400	197
Siam Cement NVDR	5,800	86
Siam Commercial Bank NVDR	76,400	337
Thai Oil NVDR	39,100	120
Thai Union Frozen Products NVDR	94,300	52
TMB Bank NVDR	629,600	49
True NVDR *	434,932	80

		5,551

Turkey — 0.1%
Akbank Turk	96,778	255
Anadolu Efes Biracilik Ve Malt Sanayii	10,784	62
Arcelik	11,123	61

16	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aselsan Elektronik Sanayi Ve Ticaret	8,700	$78
BIM Birlesik Magazalar	10,630	217
Coca-Cola Icecek	3,923	40
Emlak Konut Gayrimenkul Yatirim Ortakligi ††	80,676	56
Eregli Demir ve Celik Fabrikalari	65,474	153
Ford Otomotiv Sanayi	3,700	52
Haci Omer Sabanci Holding	41,698	116
KOC Holding	33,835	151
Petkim Petrokimya Holding	34,800	61
TAV Havalimanlari Holding	8,800	44
Tofas Turk Otomobil Fabrikasi	6,300	51
Tupras Turkiye Petrol Rafinerileri	5,735	206
Turk Hava Yollari *	27,600	75
Turk Telekomunikasyon	23,200	39
Turkcell Iletisim Hizmetleri	46,271	173
Turkiye Garanti Bankasi	101,672	279
Turkiye Halk Bankasi	29,352	86
Turkiye Is Bankasi, Cl C	72,297	136
Turkiye Sise ve Cam Fabrikalari	34,186	40
Turkiye Vakiflar Bankasi, Cl D	37,100	62
Ulker Biskuvi Sanayi	7,649	41
Yapi ve Kredi Bankasi	42,900	52

		2,586

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	85,164	171
Aldar Properties PJSC	125,248	81
DAMAC Properties Dubai PJSC	85,929	93
DP World	7,288	173
Dubai Islamic Bank PJSC	56,144	94
DXB Entertainments PJSC *	170,393	34
Emaar Malls PJSC	101,378	64
Emaar Properties PJSC	160,068	361
Emirates Telecommunications Group PJSC	92,644	450
First Abu Dhabi Bank PJSC	83,586	236

		1,757

United Kingdom — 3.3%
3i Group	31,505	402
Admiral Group	6,119	156
Anglo American	42,361	799
Antofagasta	11,425	145
Aon	14,900	2,137
Ashtead Group	15,916	410
Associated British Foods	11,055	489
AstraZeneca	39,707	2,653
Auto Trader Group (A)	29,002	132
Aviva	128,995	865
Babcock International Group	7,304	79
BAE Systems	101,101	797
Barclays	533,857	1,318
Barratt Developments	32,516	283
Berkeley Group Holdings	4,350	216

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
BHP Billiton	66,775	$1,208
BP	619,439	4,197
British American Tobacco	72,359	4,680
British Land ††	31,466	251
BT Group, Cl A	268,189	927
Bunzl	10,503	327
Burberry Group	14,117	357
Capita	19,254	134
Carnival	5,930	391
Centrica	176,645	398
Cobham	69,272	128
Compass Group	50,065	1,099
ConvaTec Group (A)	45,351	118
Croda International	3,803	211
DCC	2,855	271
Delphi Automotive	15,300	1,521
Diageo	79,309	2,709
Direct Line Insurance Group	39,837	197
Dixons Carphone	28,356	65
easyJet	4,603	82
Ensco, Cl A	50,533	272
Ferguson	8,011	560
Fresnillo	6,405	111
G4S	44,953	168
GKN	55,283	233
GlaxoSmithKline	154,864	2,792
Glencore	385,132	1,857
Hammerson ††	25,965	181
Hargreaves Lansdown	7,558	159
Hikma Pharmaceuticals	4,161	64
HSBC Holdings	630,462	6,148
IMI	7,879	128
Imperial Tobacco Group	30,315	1,236
Inmarsat	13,035	107
InterContinental Hotels Group	5,635	312
Intertek Group	5,183	373
Intu Properties ††	27,623	79
Investec	22,117	151
ITV	113,421	248
J Sainsbury	53,946	174
John Wood Group	21,241	201
Johnson Matthey	6,247	280
Kingfisher	66,082	274
Land Securities Group ††	23,135	297
Larsen & Toubro GDR	18,000	336
Legal & General Group	183,424	650
Lloyds Banking Group	2,277,253	2,065
London Stock Exchange Group	9,817	490
LUKOIL PJSC ADR	20,650	1,097
Marks & Spencer Group	52,417	240
Mediclinic International	10,680	83
Meggitt	22,459	155

Adviser Managed Trust / Quarterly Report / October 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merlin Entertainments	20,559	$103
MMC Norilsk Nickel PJSC ADR	30,961	570
Mondi	11,637	281
National Grid	107,400	1,292
Next	4,943	323
Old Mutual	153,828	390
Pearson	26,527	248
Persimmon	10,026	373
PhosAgro PJSC GDR	1,200	16
Provident Financial	4,265	53
Prudential	80,961	1,991
Randgold Resources	2,948	289
Reckitt Benckiser Group	21,195	1,896
RELX	33,187	764
Rio Tinto	38,995	1,838
Rolls-Royce Holdings	52,749	682
Rosneft Oil PJSC GDR	59,343	325
Rostelecom PJSC ADR	13,408	94
Rowan, Cl A *	13,689	196
Royal Bank of Scotland Group *	111,299	418
Royal Mail	26,075	130
RSA Insurance Group	32,826	274
Sage Group	34,232	339
Schroders	3,929	182
Segro††	33,928	245
Severn Trent	7,638	214
Shire	28,410	1,404
Sky	32,234	404
Smith & Nephew	27,782	524
Smiths Group	12,704	265
SSE	32,332	593
St. James’s Place	17,007	266
Standard Chartered	104,207	1,038
Standard Life Aberdeen	82,233	469
State Bank of India GDR	6,500	307
Tata Steel GDR	20,000	213
Tate & Lyle	13,513	116
Taylor Wimpey	103,787	275
Tesco	260,765	628
Travis Perkins	7,240	146
Unilever	40,169	2,277
United Utilities Group	21,667	240
Vodafone Group	839,086	2,402
VTB Bank GDR	145,518	301
Weir Group	6,258	162
Whitbread	5,747	282
WM Morrison Supermarkets	72,034	214
Worldpay Group (A)	63,589	343
WPP	40,517	718

		78,786

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States — 68.5%

Consumer Discretionary — 8.4%
1-800-Flowers.com, Cl A *	2,752	$26
Aaron’s	7,490	276
Abercrombie & Fitch, Cl A	7,802	105
Acushnet Holdings	2,498	46
Adient	5,114	431
Adtalem Global Education	7,362	272
Advance Auto Parts	4,000	327
Amazon.com *	22,573	24,949
AMC Entertainment Holdings, Cl A	6,549	91
AMC Networks, Cl A *	3,000	153
American Axle & Manufacturing Holdings *	9,895	176
American Eagle Outfitters	19,209	250
American Outdoor Brands *	6,477	93
American Public Education *	1,985	40
America’s Car-Mart *	853	37
Aramark	13,900	607
Asbury Automotive Group *	2,277	140
Ascena Retail Group *	19,752	38
Ascent Capital Group, Cl A *	1,119	13
At Home Group *	388	8
AutoNation *	3,300	156
AutoZone *	1,600	943
AV Homes *	1,346	22
Barnes & Noble	7,360	52
Barnes & Noble Education *	4,813	26
Bassett Furniture Industries	1,272	49
Beasley Broadcast Group, Cl A	771	7
Beazer Homes USA *	3,957	83
Bed Bath & Beyond	8,100	161
Belmond, Cl A *	10,730	141
Best Buy	15,000	840
Big 5 Sporting Goods	1,942	12
Big Lots	5,219	268
Biglari Holdings *	128	46
BJ’s Restaurants	2,509	80
Bloomin’ Brands	10,976	195
Bojangles’ *	2,312	28
Boot Barn Holdings *	1,483	12
BorgWarner	11,800	622
Boyd Gaming	9,857	288
Bridgepoint Education *	1,977	19
Bright Horizons Family Solutions *	2,800	242
Brinker International	5,775	177
Brunswick	5,100	258
Buckle	3,341	55
Buffalo Wild Wings *	1,861	220
Build-A-Bear Workshop, Cl A *	1,447	11
Burlington Stores *	3,900	366
Cable One	300	213
Caesars Entertainment *	16,170	209

18	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CalAtlantic Group	4,300	$212
Caleres	4,981	136
Callaway Golf	11,414	165
Cambium Learning Group *	1,588	10
Camping World Holdings, Cl A	2,764	116
Capella Education	1,298	106
Career Education *	7,765	83
CarMax *	10,100	759
Carnival	22,900	1,520
Carriage Services, Cl A	1,772	46
Carrols Restaurant Group *	4,136	47
Carter’s	2,600	251
Carvana, Cl A *	1,778	25
Cato, Cl A	3,063	39
Cavco Industries *	1,030	162
CBS, Cl B	20,200	1,134
Century Casinos *	2,308	19
Century Communities *	2,141	61
Charter Communications, Cl A *	10,853	3,627
Cheesecake Factory	5,384	241
Chegg *	11,590	180
Chico’s FAS	15,621	125
Children’s Place	2,070	225
Chipotle Mexican Grill, Cl A *	1,457	396
Choice Hotels International	2,000	139
Churchill Downs	1,595	333
Chuy’s Holdings *	1,865	42
Cinemark Holdings	5,800	211
Citi Trends	1,554	34
Clarus *	3,109	23
Clear Channel Outdoor Holdings, Cl A	5,326	20
Collectors Universe	822	20
Columbia Sportswear	3,508	219
Comcast, Cl A	267,944	9,654
Conn’s *	2,229	69
Container Store Group *	1,817	7
Cooper Tire & Rubber	6,367	209
Cooper-Standard Holdings *	2,058	229
Core-Mark Holding	5,427	185
Cracker Barrel Old Country Store	2,278	356
Crocs *	8,763	89
CSS Industries	923	28
Ctrip.com International ADR *	18,100	867
Culp	1,396	44
Daily Journal *	117	27
Dana	17,146	523
Darden Restaurants	7,100	584
Dave & Buster’s Entertainment *	5,016	242
Deckers Outdoor *	3,771	257
Del Frisco’s Restaurant Group *	2,835	39
Del Taco Restaurants *	4,198	53
Delta Apparel *	780	16

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Denny’s *	7,798	$102
Dick’s Sporting Goods	5,000	122
Dillard’s, Cl A	1,712	87
DineEquity	2,105	100
Discovery Communications, Cl A *	8,200	155
Discovery Communications, Cl C *	11,100	198
DISH Network, Cl A *	12,300	597
Dollar General	15,400	1,245
Dollar Tree *	13,100	1,195
Domino’s Pizza	2,700	494
Dorman Products *	3,311	229
DR Horton	19,400	858
Drive Shack	8,836	32
DSW, Cl A	7,879	151
Duluth Holdings, Cl B *	1,015	21
Dunkin’ Brands Group	5,100	301
El Pollo Loco Holdings *	2,135	25
Eldorado Resorts *	5,360	138
Emerald Expositions Events	1,837	43
Empire Resorts *	235	5
Entercom Communications, Cl A	3,125	35
Entravision Communications, Cl A	7,773	40
Eros International *	2,609	32
Escalade	1,183	15
Ethan Allen Interiors	3,098	92
EW Scripps, Cl A *	7,113	123
Expedia	6,800	848
Express *	8,874	60
Extended Stay America	10,411	206
Fiesta Restaurant Group *	3,113	52
Finish Line, Cl A	5,179	48
Five Below *	6,343	350
Flexsteel Industries	840	42
Floor & Decor Holdings, Cl A *	900	34
Fogo De Chao *	1,483	16
Foot Locker	7,300	220
Ford Motor	221,600	2,719
Fossil Group *	4,714	37
Fox Factory Holding *	4,111	175
Francesca’s Holdings *	4,764	31
Fred’s, Cl A	4,058	18
FTD *	2,081	22
Gaia, Cl A *	1,024	12
GameStop, Cl A	5,200	97
Gannett	14,053	122
Gap	13,100	340
Garmin	7,000	396
General Motors	75,200	3,232
Genesco *	2,311	57
Gentex	15,700	305
Gentherm *	4,445	149
Genuine Parts	8,000	706

Adviser Managed Trust / Quarterly Report / October 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
G-III Apparel Group *	5,075	$129
Global Eagle Entertainment *	4,904	12
GNC Holdings, Cl A	7,620	52
Golden Entertainment *	1,124	30
Goodyear Tire & Rubber	14,400	440
GoPro, Cl A *	13,230	138
Graham Holdings, Cl B	300	167
Grand Canyon Education *	5,530	495
Gray Television *	7,532	117
Green Brick Partners *	2,540	28
Group 1 Automotive	2,419	190
Groupon, Cl A *	39,858	190
Guess?	7,203	117
H&R Block	11,400	282
Habit Restaurants, Cl A *	2,655	33
Hamilton Beach Brands Holding, Cl A *	1,091	42
Hamilton Beach Brands Holding, Cl B *	419	8
Hanesbrands	20,300	457
Harley-Davidson	9,700	459
Hasbro	6,400	593
Haverty Furniture	2,053	49
Helen of Troy *	3,245	301
Hemisphere Media Group, Cl A *	2,028	25
Hibbett Sports *	2,572	33
Hilton Grand Vacations *	3,580	147
Hilton Worldwide Holdings	12,666	915
Home Depot	68,300	11,323
Hooker Furniture	1,425	68
Horizon Global *	2,690	44
Houghton Mifflin Harcourt *	12,135	120
Hovnanian Enterprises, Cl A *	12,938	31
HSN	3,952	149
Hyatt Hotels, Cl A *	2,500	157
Iconix Brand Group *	6,798	11
ILG	12,482	370
Inspired Entertainment *	644	7
Installed Building Products *	2,583	180
International Game Technology	5,309	125
International Speedway, Cl A	3,049	118
Interpublic Group	21,900	422
iRobot *	3,156	212
J Alexander’s Holdings *	1,477	15
J. Jill *	1,734	9
Jack in the Box	3,464	359
JC Penney *	36,401	102
JD.com ADR *	32,300	1,212
John Wiley & Sons, Cl A	2,200	120
Johnson Outdoors, Cl A	543	41
K12 *	4,030	65
KB Home	9,794	269
Kirkland’s *	1,593	19
Kohl’s	9,300	388

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
L Brands	13,400	$577
La Quinta Holdings *	9,420	166
Lands’ End *	1,574	17
Las Vegas Sands	20,400	1,293
Laureate Education, Cl A *	4,042	54
La-Z-Boy, Cl Z	5,899	159
LCI Industries	2,869	355
Lear	3,800	667
Leggett & Platt	7,400	350
Lennar, Cl A	11,100	618
Lennar, Cl B	300	14
LGI Homes *	2,139	129
Libbey	2,294	16
Liberty Broadband, Cl A *	1,300	112
Liberty Broadband, Cl C *	5,800	506
Liberty Expedia Holdings, Cl A *	3,180	147
Liberty Interactive QVC Group, Cl A *	22,600	513
Liberty Media -Liberty Braves, Cl A *	990	23
Liberty Media -Liberty Braves, Cl C *	4,140	98
Liberty Media -Liberty Formula One, Cl A *	1,800	66
Liberty Media -Liberty Formula One, Cl C *	10,300	393
Liberty Media -Liberty SiriusXM, Cl A *	5,100	213
Liberty Media -Liberty SiriusXM, Cl C *	10,300	429
Liberty Tax	772	10
Liberty TripAdvisor Holdings, Cl A *	8,472	91
Liberty Ventures, Ser A *	4,320	246
Lifetime Brands	1,210	23
Lindblad Expeditions Holdings *	2,789	30
Lions Gate Entertainment, Cl A *	2,350	68
Lions Gate Entertainment, Cl B *	5,267	146
Lithia Motors, Cl A	2,782	315
Live Nation Entertainment *	7,200	315
LKQ *	17,500	660
Loral Space & Communications *	1,542	73
Lowe’s	48,000	3,838
Lululemon Athletica *	5,400	332
Lumber Liquidators Holdings *	3,240	100
M/I Homes *	2,797	93
Macy’s	17,100	321
Madison Square Garden *	1,000	223
Malibu Boats, Cl A *	2,290	71
Marcus	2,215	60
Marine Products	623	9
MarineMax *	2,983	55
Marriott International, Cl A	17,980	2,148
Marriott Vacations Worldwide	2,610	344
Mattel	18,500	261
MCBC Holdings *	2,399	55
McDonald’s	46,400	7,745
MDC Holdings	5,064	188
Meredith	4,699	249
Meritage Homes *	4,602	224

20	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MGM Resorts International	28,200	$884
Michael Kors Holdings *	8,400	410
Michaels *	7,200	140
Modine Manufacturing *	5,770	121
Mohawk Industries *	3,500	916
Monarch Casino & Resort *	1,406	63
Monro	3,721	184
Motorcar Parts of America *	2,210	64
Movado Group	1,851	51
MSG Networks *	7,322	127
Murphy USA *	1,900	141
Nathan’s Famous *	329	27
National CineMedia	7,191	48
Nautilus *	3,639	47
Netflix *	23,300	4,577
New Home *	1,409	16
New Media Investment Group	6,207	99
New York Times, Cl A	14,850	284
Newell Rubbermaid	27,100	1,105
News	6,400	89
News, Cl A	21,600	295
Nexstar Media Group, Cl A	5,408	345
NIKE, Cl B	75,000	4,124
Noodles, Cl A *	1,238	5
Nordstrom	6,700	266
Norwegian Cruise Line Holdings *	10,100	563
Nutrisystem	3,450	172
NVR *	190	623
Office Depot	61,044	189
Ollie’s Bargain Outlet Holdings *	5,586	249
Omnicom Group	13,000	873
O’Reilly Automotive *	5,000	1,055
Overstock.com *	2,201	101
Oxford Industries	1,980	128
Papa John’s International	3,297	224
Party City Holdco *	3,239	36
Penn National Gaming *	10,097	263
Penske Automotive Group	2,300	107
Perry Ellis International *	1,325	31
PetMed Express	2,376	84
PICO Holdings *	2,861	54
Pier 1 Imports	9,294	39
Pinnacle Entertainment *	6,468	167
Planet Fitness, Cl A	10,310	275
Polaris Industries	3,300	391
Pool	2,300	278
Potbelly *	2,501	30
Priceline Group *	2,760	5,277
PulteGroup	16,200	490
PVH	4,400	558
Ralph Lauren, Cl A	3,100	277
RCI Hospitality Holdings	1,268	35

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Reading International, Cl A *	1,787	$28
Red Lion Hotels *	1,568	14
Red Robin Gourmet Burgers *	1,508	103
Red Rock Resorts, Cl A	7,973	196
Regal Entertainment Group, Cl A	6,960	114
Regis *	4,392	66
Rent-A-Center, Cl A	5,070	50
RH *	2,364	213
Ross Stores	21,700	1,378
Royal Caribbean Cruises	9,600	1,188
Ruby Tuesday *	6,295	15
Ruth’s Hospitality Group	3,619	76
Saga Communications, Cl A	403	18
Salem Media Group, Cl A	1,242	8
Sally Beauty Holdings *	7,400	128
Scholastic	3,322	123
Scientific Games, Cl A *	6,340	302
Scripps Networks Interactive, Cl A	5,000	416
Sears Holdings *	1,235	7
SeaWorld Entertainment	7,786	89
Select Comfort *	4,951	161
Sequential Brands Group *	4,116	11
Service International	10,400	369
ServiceMaster Global Holdings *	7,700	363
Shake Shack, Cl A *	2,575	98
Shiloh Industries *	1,208	11
Shoe Carnival	1,494	28
Shutterfly *	4,031	172
Signet Jewelers	4,000	262
Sinclair Broadcast Group, Cl A	8,610	273
Sirius XM Holdings	85,100	463
Six Flags Entertainment	3,600	226
Skechers, Cl A *	7,800	249
Sonic	4,793	122
Sonic Automotive, Cl A	3,305	66
Sotheby’s *	4,470	232
Speedway Motorsports	1,247	25
Sportsman’s Warehouse Holdings *	5,337	22
Standard Motor Products	2,543	111
Starbucks	80,100	4,393
Steven Madden *	7,039	275
Stoneridge *	3,149	72
Strayer Education	1,228	115
Sturm Ruger	2,083	103
Superior Industries International	2,867	45
Superior Uniform Group	883	21
Tailored Brands	5,590	86
TAL Education Group ADR	14,400	396
Tapestry	16,000	655
Target	31,100	1,836
Taylor Morrison Home, Cl A *	8,441	204
TEGNA	12,100	148

Adviser Managed Trust / Quarterly Report / October 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tempur Sealy International *	2,700	$176
Tenneco	6,346	369
Tesla *	7,350	2,437
Texas Roadhouse, Cl A	8,014	401
Thor Industries	2,700	368
Tiffany	6,000	562
Tile Shop Holdings	5,052	43
Tilly’s, Cl A	1,360	16
Time	11,948	139
Time Warner	44,000	4,325
TJX	36,400	2,541
Toll Brothers	8,800	405
TopBuild *	4,398	290
Tower International	2,446	74
Townsquare Media, Cl A *	1,006	10
Tractor Supply	7,200	434
TRI Pointe Group *	17,759	314
Tribune Media, Cl A	3,900	160
TripAdvisor *	6,500	244
tronc *	2,259	33
Tupperware Brands	2,700	159
Twenty-First Century Fox	24,400	621
Twenty-First Century Fox, Cl A	59,500	1,556
Ulta Beauty *	3,300	666
Under Armour, Cl A *	10,900	136
Under Armour, Cl C *	11,143	128
Unifi *	1,944	74
Universal Electronics *	1,633	98
Urban Outfitters *	4,500	110
Vail Resorts	2,300	527
Vera Bradley *	2,130	15
VF	18,800	1,309
Viacom, Cl A	400	12
Viacom, Cl B	20,000	481
Vista Outdoor *	6,710	140
Visteon *	1,900	239
Vitamin Shoppe *	2,879	13
VOXX International, Cl A *	2,962	20
Walt Disney	89,100	8,715
Wayfair, Cl A *	2,100	147
Weight Watchers International *	3,407	153
Wendy’s	10,600	161
Weyco Group	709	19
Whirlpool	4,100	672
WideOpenWest *	2,491	32
William Lyon Homes, Cl A *	2,953	82
Williams-Sonoma	4,800	248
Wingstop, Cl A	3,409	115
Winmark	319	42
Winnebago Industries	3,841	189
Wolverine World Wide	11,230	307
World Wrestling Entertainment, Cl A	4,720	125

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wyndham Worldwide	6,000	$641
Wynn Resorts	4,400	649
Yum China Holdings	40,000	1,614
Yum! Brands	19,700	1,467
ZAGG *	3,037	48
Zoe’s Kitchen *	2,028	25
Zumiez *	1,900	34

		199,677

Consumer Staples — 4.6%
Alico	360	12
Altria Group	109,500	7,032
Amplify Snack Brands *	4,544	29
Andersons	3,093	116
Archer-Daniels-Midland	31,500	1,287
B&G Foods, Cl A	7,817	249
Blue Buffalo Pet Products *	5,200	150
Bob Evans Farms	2,342	181
Boston Beer, Cl A *	1,032	184
Brown-Forman, Cl A	2,800	161
Brown-Forman, Cl B	10,200	582
Bunge	8,000	550
Calavo Growers	1,846	136
Cal-Maine Foods	3,753	169
Campbell Soup	10,200	483
Casey’s General Stores	2,300	264
Castle Brands *	12,716	15
Central Garden & Pet *	1,377	53
Central Garden & Pet, Cl A *	4,055	150
Chefs’ Warehouse *	2,586	52
Church & Dwight	13,800	623
Clorox	7,300	924
Coca-Cola	218,530	10,048
Coca-Cola Bottling Consolidated	551	124
Colgate-Palmolive	48,900	3,445
Conagra Brands	22,800	779
Constellation Brands, Cl A	9,200	2,016
Costco Wholesale	24,800	3,995
Coty, Cl A	25,478	392
Craft Brew Alliance *	1,395	25
CVS Health	57,800	3,961
Darling Ingredients *	19,529	356
Dean Foods	10,678	104
Dr Pepper Snapple Group	10,200	874
Edgewell Personal Care *	3,200	208
elf Beauty *	2,429	51
Energizer Holdings	3,400	146
Estee Lauder, Cl A	12,400	1,386
Farmer Bros *	1,178	40
Flowers Foods	9,800	186
Fresh Del Monte Produce	3,873	172
Freshpet *	2,937	46

22	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Mills	32,900	$1,708
Hain Celestial Group *	5,600	202
Herbalife *	3,700	269
Hershey	7,900	839
Hormel Foods	14,700	458
Hostess Brands, Cl A *	9,391	108
HRG Group *	13,955	226
Ingles Markets, Cl A	1,637	38
Ingredion	4,000	501
Inter Parfums	1,979	92
J&J Snack Foods	1,821	243
JM Smucker	6,100	647
John B Sanfilippo & Son	1,001	59
Kellogg	13,900	869
Kimberly-Clark	20,000	2,250
Kraft Heinz	33,887	2,620
Kroger	51,800	1,072
Lamb Weston Holdings	8,500	433
Lancaster Colony	2,242	281
Landec *	3,399	45
Lifeway Foods *	366	4
Limoneira	1,244	29
McCormick	6,900	687
Medifast	1,286	80
MGP Ingredients	1,503	102
Molson Coors Brewing, Cl B	9,800	793
Mondelez International, Cl A	83,300	3,451
Monster Beverage *	23,315	1,351
National Beverage	1,395	137
Natural Grocers by Vitamin Cottage *	1,014	5
Natural Health Trends	788	15
Nature’s Sunshine Products	1,461	14
Nu Skin Enterprises, Cl A	2,800	178
Oil-Dri Corp of America	545	23
Omega Protein	2,613	57
Orchids Paper Products	947	12
PepsiCo	81,264	8,958
Performance Food Group *	10,033	284
Philip Morris International	88,300	9,240
Pilgrim’s Pride *	2,700	86
Pinnacle Foods	6,400	348
Post Holdings *	3,600	299
PriceSmart	2,646	222
Primo Water *	2,719	30
Procter & Gamble	145,376	12,552
Revlon, Cl A *	1,225	28
Rite Aid *	55,900	92
Sanderson Farms	2,395	358
Seaboard	18	79
Seneca Foods, Cl A *	706	25
Smart & Final Stores *	3,072	18
Snyder’s-Lance	10,158	382

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SpartanNash	4,535	$111
Spectrum Brands Holdings	1,400	154
Sprouts Farmers Market *	7,100	131
SUPERVALU *	4,558	74
Sysco	28,100	1,563
Tootsie Roll Industries	2,117	75
TreeHouse Foods *	3,000	199
Turning Point Brands *	706	12
Tyson Foods, Cl A	15,800	1,152
United Natural Foods *	5,920	230
Universal	3,016	173
US Foods Holding *	9,900	270
USANA Health Sciences *	1,302	86
Vector Group	11,592	241
Village Super Market, Cl A	776	19
Walgreens Boots Alliance	52,592	3,485
Wal-Mart Stores	82,600	7,212
WD-40	1,679	186
Weis Markets	1,125	44

		110,072

Energy — 3.7%
Abraxas Petroleum *	16,094	34
Adams Resources & Energy	241	10
Anadarko Petroleum	31,600	1,560
Andeavor	8,800	935
Antero Resources *	12,800	248
Apache	21,600	894
Approach Resources *	5,832	14
Arch Coal	2,591	198
Archrock	8,668	104
Baker Hughes a GE	24,200	761
Basic Energy Services *	2,043	39
Bill Barrett *	9,534	47
Bonanza Creek Energy *	2,264	77
Bristow Group	3,969	37
C&J Energy Services *	5,542	158
Cabot Oil & Gas	25,500	706
California Resources *	5,331	59
Callon Petroleum *	24,028	266
CARBO Ceramics *	2,698	22
Carrizo Oil & Gas *	9,149	162
Centennial Resource Development, Cl A *	7,000	136
Cheniere Energy *	11,700	547
Chesapeake Energy *	50,300	196
Chevron	107,303	12,435
Cimarex Energy	5,200	608
Clean Energy Fuels *	16,924	40
Cloud Peak Energy *	8,676	37
Concho Resources *	8,300	1,114
ConocoPhillips	69,200	3,540
CONSOL Energy *	12,400	200

Adviser Managed Trust / Quarterly Report / October 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Contango Oil & Gas *	2,784	$11
Continental Resources *	4,700	191
CVR Energy	1,961	54
Delek US Holdings	9,293	242
Denbury Resources *	48,595	60
Devon Energy	29,800	1,100
DHT Holdings	11,331	45
Diamond Offshore Drilling *	7,590	127
Diamondback Energy *	5,600	600
Dorian LPG *	2,638	19
Dril-Quip *	4,445	187
Earthstone Energy, Cl A *	2,488	20
Eclipse Resources *	11,098	25
Energen *	5,400	279
Energy XXI Gulf Coast *	3,470	30
EOG Resources	32,800	3,276
EP Energy, Cl A *	4,198	11
EQT	9,500	594
Era Group *	2,125	23
Evolution Petroleum	2,696	20
Exterran *	3,680	119
Extraction Oil & Gas *	7,700	123
ExxonMobil	240,935	20,082
Fairmount Santrol Holdings *	18,202	78
Forum Energy Technologies *	8,276	119
Frontline	9,934	60
GasLog	4,641	80
Gastar Exploration *	25,183	21
Gener8 Maritime *	6,543	30
Geospace Technologies *	1,380	21
Golar LNG	11,433	242
Green Plains	4,415	81
Gulf Island Fabrication	2,032	27
Gulfport Energy *	8,900	122
Halcon Resources *	15,201	100
Hallador Energy	2,517	13
Halliburton	49,300	2,107
Helix Energy Solutions Group *	16,309	111
Helmerich & Payne	6,200	337
Hess	16,200	715
HollyFrontier	10,200	377
Independence Contract Drilling *	3,276	11
International Seaways *	3,451	69
Isramco*	61	7
Jagged Peak Energy *	6,741	94
Jones Energy, Cl A *	7,681	10
Keane Group *	4,098	63
Key Energy Services *	1,460	16
Kinder Morgan	108,700	1,969
Kosmos Energy *	13,100	101
Laredo Petroleum *	7,728	92
Lilis Energy *	5,920	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mammoth Energy Services *	789	$16
Marathon Oil	46,800	665
Marathon Petroleum	28,700	1,715
Matador Resources *	10,858	288
Matrix Service *	3,138	44
McDermott International *	33,232	220
Midstates Petroleum *	1,651	25
Murphy Oil	8,900	238
Nabors Industries	15,000	84
NACCO Industries, Cl A	419	17
National Oilwell Varco	21,700	742
Natural Gas Services Group *	1,534	43
Navios Maritime Acquisition	8,951	11
NCS Multistage Holdings *	1,295	28
Newfield Exploration *	10,900	336
Newpark Resources *	10,462	92
Noble *	28,655	119
Noble Energy	26,800	747
Oasis Petroleum *	27,706	262
Occidental Petroleum	43,500	2,809
Oceaneering International	5,000	101
Oil States International *	6,154	142
ONEOK	21,700	1,178
Overseas Shipholding Group, Cl A *	5,249	12
Pacific Ethanol *	5,229	25
Panhandle Oil and Gas, Cl A	2,014	49
Par Pacific Holdings *	3,646	77
Parker Drilling *	16,582	17
Parsley Energy, Cl A *	13,400	356
Patterson-UTI Energy	12,200	241
PBF Energy, Cl A	6,300	182
PDC Energy *	7,758	395
Peabody Energy *	7,514	232
Penn Virginia *	1,674	65
PHI *	1,270	15
Phillips 66	24,800	2,259
Pioneer Energy Services *	8,681	16
Pioneer Natural Resources	9,519	1,425
ProPetro Holding *	3,568	54
QEP Resources *	13,500	121
Range Resources	13,312	241
Ranger Energy Services, Cl A *	1,033	12
Renewable Energy Group *	4,517	55
Resolute Energy *	2,547	76
REX American Resources *	674	59
Rice Energy *	9,900	281
RigNet *	1,379	24
Ring Energy *	6,316	81
RPC	3,700	90
RSP Permian *	7,300	251
Sanchez Energy *	7,987	35
SandRidge Energy *	4,097	77

24	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Schlumberger	78,828	$5,045
Scorpio Tankers	25,827	92
SEACOR Holdings *	1,834	87
SEACOR Marine Holdings *	1,843	26
Select Energy Services, Cl A *	800	13
SemGroup, Cl A	7,779	203
Ship Finance International	7,013	104
SilverBow Resources *	983	22
SM Energy	6,900	147
Smart Sand *	2,898	21
Solaris Oilfield Infrastructure, Cl A *	1,380	22
Southwestern Energy *	26,900	149
SRC Energy *	23,982	229
Stone Energy *	2,289	67
Superior Energy Services *	17,867	158
Surgutneftegas ADR	45,837	227
Targa Resources	11,700	486
Tatneft PJSC ADR	553	24
Teekay Tankers, Cl A	12,174	18
Tellurian *	6,505	70
Tesco *	5,418	21
TETRA Technologies *	12,495	35
Ultra Petroleum *	23,227	184
Unit *	5,911	111
Uranium Energy *	19,351	21
US Silica Holdings	9,720	297
Valero Energy	25,500	2,012
W&T Offshore *	12,662	40
Westmoreland Coal *	1,965	3
Whiting Petroleum *	20,000	120
WildHorse Resource Development *	2,286	30
Willbros Group *	4,741	14
Williams	47,000	1,339
World Fuel Services	3,500	97
WPX Energy *	21,400	241

		88,044

Financials — 10.5%
1st Source	2,003	103
Access National	1,854	54
ACNB	642	18
Affiliated Managers Group	3,100	578
Aflac	22,100	1,854
AGNC Investment ††	21,500	433
Alleghany *	900	510
Allegiance Bancshares *	1,385	54
Allstate	20,500	1,924
Ally Financial	25,000	653
Ambac Financial Group *	5,618	91
American Equity Investment Life Holding	10,351	305
American Express	41,700	3,983
American Financial Group	3,800	401

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American International Group	51,200	$3,308
American National Bankshares	889	35
American National Insurance	400	49
Ameriprise Financial	8,600	1,346
Ameris Bancorp	4,398	211
AMERISAFE	2,186	141
Ames National	925	28
AmTrust Financial Services	10,006	126
Annaly Capital Management ††	65,700	753
Anworth Mortgage Asset ††	11,605	65
Apollo Commercial Real Estate Finance ††	12,517	226
Arch Capital Group *	7,100	707
Ares Commercial Real Estate ††	3,426	44
Argo Group International Holdings	3,447	217
Arlington Asset Investment, Cl A	2,803	32
ARMOUR Residential ††	5,037	126
Arrow Financial	1,401	49
Arthur J Gallagher	10,200	646
Artisan Partners Asset Management, Cl A	5,226	180
Aspen Insurance Holdings	3,700	159
Associated Banc-Corp	8,100	205
Associated Capital Group	725	27
Assurant	3,200	322
Assured Guaranty	6,600	245
Athene Holding, Cl A *	6,300	328
Atlantic Capital Bancshares *	2,298	38
Atlas Financial Holdings *	1,157	23
Axis Capital Holdings	4,600	250
B. Riley Financial	2,344	39
Baldwin & Lyons, Cl B	954	22
Banc of California	5,384	113
BancFirst	2,074	113
Bancorp *	6,022	51
BancorpSouth	10,242	324
Bank Mutual	4,906	52
Bank of America	559,730	15,331
Bank of Commerce Holdings	2,231	27
Bank of Hawaii	2,500	204
Bank of Marin Bancorp	756	51
Bank of New York Mellon	56,900	2,928
Bank of NT Butterfield & Son	6,312	236
Bank of the Ozarks	7,300	340
BankFinancial	1,654	26
BankUnited	5,400	188
Bankwell Financial Group	622	23
Banner	3,948	226
Bar Harbor Bankshares	1,849	56
BB&T	46,100	2,270
BCB Bancorp	1,400	20
Bear State Financial	2,705	28
Beneficial Bancorp	8,110	134
Berkshire Hathaway, Cl B *	109,343	20,441

Adviser Managed Trust / Quarterly Report / October 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Berkshire Hills Bancorp	4,806	$184
BGC Partners, Cl A	12,700	193
BlackRock, Cl A	7,074	3,331
Blue Capital Reinsurance Holdings	649	9
Blue Hills Bancorp	3,046	66
BofI Holding *	7,171	193
BOK Financial	1,400	121
Boston Private Financial Holdings	10,021	159
Bridge Bancorp	2,183	77
Brighthouse Financial *	4,664	290
Brookline Bancorp	9,200	142
Brown & Brown	6,600	329
Bryn Mawr Bank	1,930	85
BSB Bancorp *	878	26
Byline Bancorp *	902	18
C&F Financial	348	20
Cadence BanCorp, Cl A *	1,225	30
California First National Bancorp	303	5
Camden National	1,790	77
Capital Bank Financial, Cl A	3,533	143
Capital City Bank Group	1,209	30
Capital One Financial	27,100	2,498
Capitol Federal Financial	15,251	210
Capstar Financial Holdings *	1,142	23
Capstead Mortgage ††	11,297	100
Carolina Financial	1,756	65
Cathay General Bancorp	8,957	374
Cboe Global Markets	6,300	712
CenterState Bank	6,567	175
Central Pacific Financial	3,680	115
Central Valley Community Bancorp	953	19
Century Bancorp, Cl A	330	28
Charles Schwab	67,300	3,018
Charter Financial	1,484	28
Chemical Financial	8,362	441
Chemung Financial	349	16
Cherry Hill Mortgage Investment ††	1,376	25
Chimera Investment ††	10,200	187
Chubb	26,400	3,982
Cincinnati Financial	8,600	603
CIT Group	7,932	370
Citigroup	154,900	11,385
Citizens, Cl A *	6,178	47
Citizens & Northern	1,238	30
Citizens Financial Group	28,200	1,072
City Holding	1,863	131
Civista Bancshares	1,387	31
Clifton Bancorp	2,505	43
CME Group, Cl A	19,100	2,620
CNA Financial	1,700	92
CNB Financial	1,773	51
CNO Financial Group	19,912	477

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoBiz Financial	4,370	$89
Codorus Valley Bancorp	932	29
Cohen & Steers	2,479	108
Columbia Banking System	6,835	297
Comerica	10,000	786
Commerce Bancshares	4,910	286
Commerce Union Bancshares	1,006	24
Community Bank System	5,844	323
Community Bankers Trust *	3,068	27
Community Financial	581	21
Community Trust Bancorp	1,733	84
ConnectOne Bancorp	3,644	98
County Bancorp	531	17
Cowen, Cl A *	3,267	49
Crawford, Cl B	1,597	19
Credit Acceptance *	600	172
Cullen	3,300	325
Customers Bancorp *	3,201	88
CVB Financial	12,332	294
CYS Investments ††	18,296	146
Diamond Hill Investment Group	368	78
Dime Community Bancshares	3,564	79
Discover Financial Services	21,300	1,417
DNB Financial	430	14
Donegal Group, Cl A	920	16
Donnelley Financial Solutions *	4,084	88
Dynex Capital ††	5,973	42
E*TRADE Financial *	15,200	663
Eagle Bancorp *	3,819	255
East West Bancorp	8,000	479
Eaton Vance	6,100	308
eHealth *	1,621	41
Elevate Credit *	2,247	18
Ellington Residential Mortgage ††	1,269	17
EMC Insurance Group	883	26
Employers Holdings	3,871	185
Encore Capital Group *	2,768	129
Enova International *	4,041	60
Enstar Group *	1,340	305
Entegra Financial *	930	25
Enterprise Bancorp	1,092	39
Enterprise Financial Services	2,737	119
Equity Bancshares, Cl A *	1,391	47
Erie Indemnity, Cl A	1,300	157
ESSA Bancorp	896	14
Essent Group *	9,672	412
Evans Bancorp	653	28
Evercore Partners, Cl A	4,651	373
Everest Re Group	2,300	546
Ezcorp, Cl A *	5,982	61
FactSet Research Systems	2,200	418
Farmers & Merchants Bancorp	1,040	38

26	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Farmers Capital Bank	798	$33
Farmers National Banc	2,687	39
FB Financial *	1,531	63
FBL Financial Group, Cl A	1,153	89
FCB Financial Holdings, Cl A *	4,227	197
Federal Agricultural Mortgage, Cl C	1,056	78
Federated Investors, Cl B	5,800	180
Federated National Holding	1,355	21
Fidelity & Guaranty Life	1,438	45
Fidelity Southern	2,549	56
Fifth Street Asset Management, Cl A	932	4
Fifth Third Bancorp	42,500	1,228
Financial Engines	6,988	252
Financial Institutions	1,706	56
First American Financial	5,800	316
First Bancorp	5,117	182
First BanCorp *	23,196	119
First Bancshares	996	32
First Busey	4,645	145
First Business Financial Services	878	20
First Citizens BancShares, Cl A	882	357
First Commonwealth Financial	11,570	168
First Community Bancshares	1,878	56
First Connecticut Bancorp	1,508	40
First Defiance Financial	1,212	66
First Financial	1,232	59
First Financial Bancorp	7,254	198
First Financial Bankshares	7,499	342
First Financial Northwest	992	16
First Foundation *	3,598	67
First Guaranty Bancshares	542	14
First Hawaiian	3,400	99
First Horizon National	12,600	237
First Internet Bancorp	768	29
First Interstate BancSystem, Cl A	3,152	124
First Merchants	4,785	206
First Mid-Illinois Bancshares	1,299	50
First Midwest Bancorp	11,983	277
First Northwest Bancorp *	1,198	20
First of Long Island	2,926	92
First Republic Bank	8,800	857
FirstCash	5,645	360
Flagstar Bancorp *	2,666	100
Flushing Financial	3,260	98
FNB	17,900	241
FNB Bancorp	795	27
FNF Group	14,900	558
FNFV Group *	7,590	131
Franklin Financial Network *	1,389	48
Franklin Resources	18,600	784
Fulton Financial	20,244	368
GAIN Capital Holdings	3,940	29

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GAMCO Investors, Cl A	432	$13
Genworth Financial, Cl A *	59,922	198
German American Bancorp	2,488	90
Glacier Bancorp	9,311	353
Global Indemnity *	1,110	47
Goldman Sachs Group	20,800	5,044
Granite Point Mortgage Trust ††	1,322	25
Great Ajax ††	1,911	27
Great Southern Bancorp	1,280	69
Great Western Bancorp	6,939	282
Green Bancorp *	2,654	59
Green Dot, Cl A *	5,448	308
Greene County Bancorp	367	11
Greenhill	3,146	58
Greenlight Capital Re, Cl A *	3,418	75
Guaranty Bancorp	2,929	83
Guaranty Bancshares	400	11
Hallmark Financial Services *	1,528	18
Hamilton Lane, Cl A	1,619	45
Hancock Holding	9,939	485
Hanmi Financial	3,769	116
Hannon Armstrong Sustainable Infrastructure Capital ††	5,977	144
Hanover Insurance Group	2,400	236
HarborOne Bancorp *	1,578	31
Hartford Financial Services Group	20,700	1,140
HCI Group	817	31
Health Insurance Innovations, Cl A *	1,313	28
Heartland Financial	2,961	146
Heritage Commerce	4,580	70
Heritage Financial	3,459	105
Heritage Insurance Holdings	3,483	56
Hilltop Holdings	8,753	206
Hingham Institution	147	29
Home Bancorp	630	27
Home BancShares	18,705	420
HomeStreet *	3,083	90
HomeTrust Bancshares *	2,096	55
Hope Bancorp	15,689	289
Horace Mann Educators	4,800	210
Horizon Bancorp	2,612	72
Houlihan Lokey, Cl A	3,089	129
Howard Bancorp *	1,279	27
Huntington Bancshares	61,600	850
IBERIABANK	5,962	440
Impac Mortgage Holdings *	1,306	17
Independence Holding	787	21
Independent Bank	5,622	284
Independent Bank Group	2,071	130
Infinity Property & Casualty	1,295	122
Interactive Brokers Group, Cl A	4,000	216
Intercontinental Exchange	33,300	2,201

Adviser Managed Trust / Quarterly Report / October 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Bancshares	6,528	$265
International. FCStone *	1,769	73
Invesco	22,800	816
Invesco Mortgage Capital ††	13,378	230
Investar Holding	1,153	27
Investment Technology Group	3,754	88
Investors Bancorp	31,036	427
Investors Title	155	29
James River Group Holdings	2,726	115
JPMorgan Chase	200,906	20,213
Kearny Financial	10,374	156
Kemper	4,700	301
KeyCorp	61,304	1,119
Kingstone	1,352	22
Kinsale Capital Group	1,697	74
KKR Real Estate Finance Trust ††	1,215	25
Ladder Capital, Cl A ††	9,392	126
Ladenburg Thalmann Financial Services	10,681	33
Lakeland Bancorp	5,552	114
Lakeland Financial	2,923	141
Lazard, Cl A	6,600	314
LCNB	952	19
LegacyTexas Financial Group	5,625	224
Legg Mason	4,500	172
LendingClub *	37,956	216
LendingTree *	753	202
Leucadia National	17,900	453
Lincoln National	12,300	932
Live Oak Bancshares	2,770	66
Loews	15,700	777
LPL Financial Holdings	4,700	233
M&T Bank	8,100	1,351
Macatawa Bank	2,871	29
Maiden Holdings	7,940	66
MainSource Financial Group	3,060	115
Malvern Bancorp *	945	26
Markel *	780	846
MarketAxess Holdings	2,000	348
Marlin Business Services	915	20
Marsh & McLennan	29,300	2,371
MB Financial	9,559	439
MBIA *	14,200	103
MBT Financial	1,920	20
Medley Management, Cl A	508	3
Mercantile Bank	1,891	68
Mercury General	1,573	88
Meridian Bancorp	5,925	117
Meta Financial Group	1,092	95
MetLife	51,500	2,759
MFA Financial ††	23,500	194
MGIC Investment *	44,130	631
Middlefield Banc	394	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Midland States Bancorp	1,798	$58
MidSouth Bancorp	2,105	28
MidWestOne Financial Group	1,438	51
Moelis, Cl A	3,693	158
Moody’s	9,400	1,339
Morgan Stanley	75,000	3,750
Morningstar	1,033	88
Mortgage Investment Trust ††	3,297	62
MSCI, Cl A	5,100	599
MTGE Investment ††	5,554	101
MutualFirst Financial	850	33
NASDAQ OMX Group	6,200	450
National Bank Holdings, Cl A	2,816	92
National Bankshares	720	32
National Commerce *	1,474	60
National General Holdings	5,590	113
National Western Life Group, Cl A	266	95
Nationstar Mortgage Holdings *	3,722	72
Navient	14,800	184
Navigators Group	2,520	146
NBT Bancorp	5,026	192
Nelnet, Cl A	2,460	144
New Residential Investment ††	17,100	301
New York Community Bancorp	25,800	324
New York Mortgage Trust ††	13,606	82
NewStar Financial	3,841	47
NI Holdings *	1,463	26
Nicolet Bankshares *	969	55
NMI Holdings, Cl A *	6,959	101
Northeast Bancorp	1,069	28
Northern Trust	11,800	1,104
Northfield Bancorp	4,954	85
Northrim BanCorp	733	24
Northwest Bancshares	11,191	189
Norwood Financial	828	25
OceanFirst Financial	3,863	107
Ocwen Financial *	13,830	48
OFG Bancorp	5,090	45
Ohio Valley Banc	608	22
Old Line Bancshares	900	27
Old National Bancorp	16,227	295
Old Point Financial	495	16
Old Republic International	13,700	278
Old Second Bancorp	3,119	43
OM Asset Management	8,861	135
On Deck Capital *	5,163	25
OneMain Holdings, Cl A *	2,800	89
Oppenheimer Holdings, Cl A	1,086	24
Opus Bank *	2,544	66
Orchid Island Capital, Cl A ††	5,372	54
Oritani Financial	4,488	76
Orrstown Financial Services	802	20

28	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Owens Realty Mortgage ††	1,097	$20
Pacific Continental	2,479	69
Pacific Mercantile Bancorp *	1,689	16
Pacific Premier Bancorp *	4,684	189
PacWest Bancorp	7,701	372
Paragon Commercial *	578	33
Park National	1,556	171
Park Sterling	6,136	77
Parke Bancorp	880	19
PCSB Financial *	2,123	40
Peapack Gladstone Financial	1,931	67
Penns Woods Bancorp	503	24
PennyMac Financial Services, Cl A *	2,188	42
PennyMac Mortgage Investment Trust ††	7,885	127
Peoples Bancorp	1,883	62
Peoples Bancorp of North Carolina	641	22
Peoples Financial Services	724	33
People’s United Financial	19,700	368
People’s Utah Bancorp	1,747	54
PHH *	6,600	87
Pinnacle Financial Partners	4,000	265
Piper Jaffray	1,771	129
PJT Partners	2,118	82
PNC Financial Services Group	27,500	3,762
Popular	5,900	216
PRA Group *	5,470	153
Preferred Bank	1,619	100
Premier Financial Bancorp	1,009	21
Primerica	5,374	476
Principal Financial Group	15,000	988
ProAssurance	2,700	151
Progressive	32,800	1,596
Prosperity Bancshares	3,700	243
Provident Bancorp *	505	12
Provident Financial Holdings	720	14
Provident Financial Services	7,240	197
Prudential Bancorp	1,202	22
Prudential Financial	24,200	2,673
Pzena Investment Management, Cl A	1,636	19
QCR Holdings	1,456	70
Radian Group	25,909	543
Raymond James Financial	7,300	619
RBB Bancorp	664	17
Redwood Trust ††	9,366	147
Regional Management *	1,159	29
Regions Financial	67,000	1,037
Reinsurance Group of America, Cl A	3,800	568
RenaissanceRe Holdings	2,300	318
Renasant	5,151	213
Republic Bancorp, Cl A	1,200	47
Republic First Bancorp *	6,118	57
Resource Capital ††	4,055	42

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Riverview Bancorp	2,922	$26
RLI	4,615	273
S&P Global	14,800	2,316
S&T Bancorp	3,971	162
Safeguard Scientifics *	2,123	30
Safety Insurance Group	1,769	145
Sandy Spring Bancorp	2,908	118
Santander Consumer USA Holdings *	9,212	153
Seacoast Banking Corp of Florida *	4,876	121
SEI †	7,700	497
Selective Insurance Group	6,843	408
ServisFirst Bancshares	5,456	224
Shore Bancshares	1,351	22
SI Financial Group	1,225	18
Sierra Bancorp	1,265	33
Signature Bank *	3,100	403
Silvercrest Asset Management Group, Cl A	787	13
Simmons First National, Cl A	4,578	264
SLM *	24,200	256
SmartFinancial *	1,029	24
South State	3,390	305
Southern First Bancshares *	913	35
Southern Missouri Bancorp	937	35
Southern National Bancorp of Virginia	2,302	38
Southside Bancshares	3,354	119
Starwood Property Trust ††	14,100	303
State Auto Financial	1,850	47
State Bank Financial	4,597	133
State National	3,633	76
State Street	21,300	1,960
Sterling Bancorp	25,287	633
Stewart Information Services	2,624	100
Stifel Financial	7,897	419
Stock Yards Bancorp	2,660	100
Summit Financial Group	1,298	35
Sun Bancorp	1,137	29
Sunshine Bancorp *	1,071	25
SunTrust Banks	27,600	1,662
Sutherland Asset Management ††	1,986	31
SVB Financial Group *	3,000	658
Synchrony Financial	45,600	1,487
Synovus Financial	7,000	328
T Rowe Price Group	13,300	1,236
TCF Financial	8,779	160
TD Ameritrade Holding	14,400	720
Territorial Bancorp	821	26
Texas Capital Bancshares *	5,873	505
TFS Financial	3,900	60
Third Point Reinsurance *	9,340	156
Timberland Bancorp	920	28
Tiptree	2,995	20
Tompkins Financial	1,783	155

Adviser Managed Trust / Quarterly Report / October 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Torchmark	6,500	$547
Towne Bank	6,691	224
TPG RE Finance Trust ††	1,314	26
Travelers	15,700	2,079
TriCo Bancshares	2,307	96
TriState Capital Holdings *	2,685	61
Triumph Bancorp *	1,960	61
Trupanion *	2,851	80
TrustCo Bank	10,703	98
Trustmark	8,038	265
Two Harbors Investment ††	21,100	207
Two River Bancorp	1,097	21
UMB Financial	5,323	391
Umpqua Holdings	26,181	536
Union Bankshares	5,564	198
United Bankshares	11,971	430
United Community Banks	8,247	226
United Community Financial	5,909	55
United Financial Bancorp	5,825	107
United Fire Group	2,636	121
United Insurance Holdings	2,747	43
United Security Bancshares	1,992	19
Unity Bancorp	1,176	23
Universal Insurance Holdings	3,818	91
Univest Corp of Pennsylvania	2,933	86
Unum Group	13,000	677
US Bancorp	89,800	4,883
Validus Holdings	4,300	224
Valley National Bancorp	30,610	352
Veritex Holdings *	1,775	47
Virtu Financial, Cl A	3,120	44
Virtus Investment Partners	829	96
Voya Financial	10,200	410
Waddell & Reed Financial, Cl A	9,450	177
Walker & Dunlop *	3,361	184
Washington Federal	10,519	366
Washington Trust Bancorp	1,811	101
WashingtonFirst Bankshares	1,325	46
Waterstone Financial	3,139	60
Webster Financial	5,100	280
Wells Fargo	255,060	14,319
WesBanco	5,102	206
West Bancorporation	2,022	49
Westamerica Bancorporation	2,975	173
Western Alliance Bancorp *	5,300	296
Western Asset Mortgage Capital ††	4,906	49
Western New England Bancorp	3,189	34
Westwood Holdings Group	986	64
White Mountains Insurance Group	250	222
Willis Towers Watson	7,200	1,160
Wintrust Financial	6,653	541
WisdomTree Investments	13,355	148

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WMIH *	21,113	$18
World Acceptance *	730	64
WR Berkley	5,300	363
WSFS Financial	3,501	174
Xenith Bankshares *	448	14
XL Group	14,400	583
Zions Bancorporation	11,500	534

		249,091

Health Care — 9.3%
AAC Holdings *	1,050	8
Abaxis	2,537	123
Abbott Laboratories	95,900	5,201
AbbVie	90,654	8,182
Abeona Therapeutics *	3,144	56
ABIOMED *	2,300	444
Acadia Healthcare *	4,600	144
ACADIA Pharmaceuticals *	5,400	188
Accelerate Diagnostics *	3,065	61
Acceleron Pharma *	3,904	152
Accuray *	9,884	47
Aceto	3,409	34
Achaogen *	4,041	51
Achillion Pharmaceuticals *	14,902	60
Aclaris Therapeutics *	2,681	68
Acorda Therapeutics *	5,007	133
Adamas Pharmaceuticals *	1,759	43
Addus HomeCare *	819	29
Aduro Biotech *	4,801	38
Advaxis *	4,212	14
Aerie Pharmaceuticals *	3,874	239
Aetna	18,433	3,134
Agenus *	9,279	34
Agilent Technologies	18,600	1,265
Agios Pharmaceuticals *	2,500	161
Aileron Therapeutics *	994	12
Aimmune Therapeutics *	4,116	120
Akcea Therapeutics *	1,763	32
Akebia Therapeutics *	5,286	96
Akorn *	5,400	176
Alder Biopharmaceuticals *	7,487	84
Alexion Pharmaceuticals *	12,300	1,472
Align Technology *	4,600	1,099
Allergan	19,100	3,385
Allscripts Healthcare Solutions *	21,315	287
Almost Family *	1,506	67
Alnylam Pharmaceuticals *	4,700	573
AMAG Pharmaceuticals *	4,317	68
Amedisys *	3,395	163
American Renal Associates Holdings *	940	11
AmerisourceBergen, Cl A	9,100	700
Amgen	41,826	7,329

30	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amicus Therapeutics *	19,426	$277
AMN Healthcare Services *	5,625	247
Amphastar Pharmaceuticals *	4,501	81
Analogic	1,435	115
AnaptysBio *	1,415	93
Anavex Life Sciences *	3,885	16
AngioDynamics *	4,565	77
ANI Pharmaceuticals *	954	55
Anika Therapeutics *	1,668	91
Antares Pharma *	16,855	31
Anthem	15,100	3,159
Aratana Therapeutics *	4,765	27
Ardelyx *	3,719	20
Arena Pharmaceuticals *	4,643	130
Array BioPharma *	20,232	211
Assembly Biosciences *	1,645	49
Asterias Biotherapeutics, Cl A *	2,695	7
Atara Biotherapeutics *	2,753	39
athenahealth *	2,200	281
Athenex *	825	14
Athersys *	12,665	23
AtriCure *	3,682	79
Atrion	170	112
Audentes Therapeutics *	1,898	50
Avexis *	2,977	311
AxoGen *	3,227	66
Axovant Sciences *	3,793	20
Baxter International	28,400	1,831
Becton Dickinson	12,600	2,629
Bellicum Pharmaceuticals *	3,135	30
BioCryst Pharmaceuticals *	8,938	40
Biogen *	12,000	3,740
Biohaven Pharmaceutical Holding *	1,173	35
BioMarin Pharmaceutical *	9,900	813
Bio-Rad Laboratories, Cl A *	1,123	247
BioScrip *	14,673	37
BioSpecifics Technologies *	572	26
Bio-Techne	2,100	275
BioTelemetry *	3,221	94
BioTime *	9,732	23
Bioverativ *	5,900	333
Bluebird Bio *	5,438	756
Blueprint Medicines *	4,557	303
Boston Scientific *	77,900	2,192
Bristol-Myers Squibb	93,400	5,759
Brookdale Senior Living, Cl A *	9,300	93
Bruker	6,600	207
Calithera Biosciences *	3,593	58
Calyxt *	960	20
Cambrex *	3,868	167
Cantel Medical	4,370	429
Capital Senior Living *	3,101	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cara Therapeutics *	3,052	$38
Cardinal Health	17,800	1,102
Cardiovascular Systems *	3,683	89
Cascadian Therapeutics *	5,312	24
Castlight Health, Cl B *	7,507	29
Catalent *	15,028	640
Catalyst Pharmaceuticals *	10,174	29
Celgene *	43,900	4,433
Celldex Therapeutics *	15,135	37
Cempra *	4,966	11
Centene *	9,600	899
Cerner *	16,300	1,101
Cerus *	11,279	32
Charles River Laboratories International *	2,700	314
Chemed	1,856	415
ChemoCentryx *	3,121	21
Chimerix *	4,659	23
Cigna	14,100	2,781
Civitas Solutions *	2,182	41
Clearside Biomedical *	2,939	21
Clovis Oncology *	5,183	391
Coherus Biosciences *	4,412	50
Collegium Pharmaceutical *	2,667	28
Community Health Systems *	10,707	63
Computer Programs & Systems	1,459	44
Conatus Pharmaceuticals *	3,917	18
Concert Pharmaceuticals *	2,288	39
ConforMIS *	3,767	13
CONMED	3,321	173
Cooper	2,700	649
Corbus Pharmaceuticals Holdings *	5,195	37
Corcept Therapeutics *	10,887	214
Corindus Vascular Robotics *	12,647	14
Corium International *	2,961	30
CorVel *	1,181	71
Corvus Pharmaceuticals *	994	14
Cotiviti Holdings *	4,332	152
CR Bard	4,067	1,330
Cross Country Healthcare *	4,257	58
CryoLife *	3,689	72
Curis *	12,173	19
Cutera *	1,559	61
Cytokinetics *	4,874	67
CytomX Therapeutics *	3,398	68
Danaher	34,800	3,211
DaVita *	8,600	522
DENTSPLY SIRONA	12,700	776
Depomed *	6,908	33
Dermira *	4,471	120
DexCom *	5,000	225
Diplomat Pharmacy *	5,639	119
Dova Pharmaceuticals *	606	15

Adviser Managed Trust / Quarterly Report / October 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Durect *	13,835	$11
Dynavax Technologies *	7,155	157
Eagle Pharmaceuticals *	1,027	55
Edge Therapeutics *	2,838	31
Editas Medicine *	3,965	98
Edwards Lifesciences *	11,800	1,206
Eli Lilly	55,400	4,539
Emergent BioSolutions *	4,087	168
Enanta Pharmaceuticals *	1,931	96
Endologix *	10,031	53
Ensign Group	5,759	133
Entellus Medical *	1,426	24
Envision Healthcare *	6,339	270
Enzo Biochem *	5,279	52
Epizyme *	4,705	79
Esperion Therapeutics *	2,011	92
Evolent Health, Cl A *	6,193	101
Exact Sciences *	14,075	774
Exactech *	1,299	54
Exelixis *	16,100	399
Express Scripts Holding *	33,000	2,023
Fate Therapeutics *	3,324	16
FibroGen *	7,819	437
Five Prime Therapeutics *	3,311	149
Flexion Therapeutics *	3,106	68
Fluidigm *	3,060	18
FONAR *	874	28
Fortress Biotech *	3,790	14
Foundation Medicine *	1,608	72
G1 Therapeutics *	928	22
Genesis Healthcare, Cl A *	4,394	4
GenMark Diagnostics *	6,031	45
Genocea Biosciences *	4,205	5
Genomic Health *	2,188	72
Geron *	18,446	42
Gilead Sciences	73,717	5,526
Glaukos *	3,360	119
Global Blood Therapeutics *	4,331	172
Globus Medical, Cl A *	8,353	266
Haemonetics *	6,180	294
Halozyme Therapeutics *	14,093	250
Halyard Health *	5,577	235
HCA Healthcare *	16,800	1,271
HealthEquity *	5,847	294
HealthSouth	11,772	543
HealthStream *	3,117	76
Henry Schein *	9,014	709
Heron Therapeutics *	5,192	80
Heska *	744	73
Hill-Rom Holdings	3,700	299
HMS Holdings *	10,100	194
Hologic *	16,000	606

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Humana	8,300	$2,119
ICU Medical *	1,774	339
Idera Pharmaceuticals *	12,933	20
IDEXX Laboratories *	5,000	831
Ignyta *	5,846	90
Illumina *	8,200	1,683
Immune Design *	2,220	11
ImmunoGen *	10,351	60
Immunomedics *	12,066	129
Impax Laboratories *	8,923	162
INC Research Holdings, Cl A *	6,407	366
Incyte *	9,500	1,076
Innoviva *	9,330	114
Inogen *	2,043	202
Inovalon Holdings, Cl A *	7,356	123
Inovio Pharmaceuticals *	9,657	56
Insmed *	8,827	238
Insulet *	6,910	406
Insys Therapeutics *	2,918	15
Integer Holdings *	3,647	177
Integra LifeSciences Holdings *	7,526	352
Intellia Therapeutics *	1,663	52
Intercept Pharmaceuticals *	1,100	68
Intersect ENT *	3,052	91
Intra-Cellular Therapies, Cl A *	3,726	58
Intrexon *	3,193	52
Intuitive Surgical *	6,193	2,325
Invacare	3,817	59
Invitae *	4,580	39
Ionis Pharmaceuticals *	6,800	388
Iovance Biotherapeutics *	6,855	53
iRhythm Technologies *	1,618	82
Ironwood Pharmaceuticals, Cl A *	15,880	244
Johnson & Johnson	153,179	21,355
Jounce Therapeutics *	1,712	24
Juno Therapeutics *	3,200	144
K2M Group Holdings *	4,759	94
Kala Pharmaceuticals *	964	15
Karyopharm Therapeutics *	4,467	46
Keryx Biopharmaceuticals *	10,617	69
Kindred Biosciences *	3,110	23
Kindred Healthcare	10,048	61
Kura Oncology *	2,299	34
La Jolla Pharmaceutical *	2,030	70
Laboratory Corp of America Holdings *	5,700	876
Lannett *	3,121	62
Lantheus Holdings *	3,608	72
LeMaitre Vascular	1,848	59
Lexicon Pharmaceuticals *	4,921	50
LHC Group *	1,816	121
LifePoint Health *	2,000	96
Ligand Pharmaceuticals *	2,439	355

32	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LivaNova *	5,808	$429
Loxo Oncology *	2,687	232
Luminex	4,928	105
MacroGenics *	3,771	75
Madrigal Pharmaceuticals *	477	24
Magellan Health *	2,797	239
Masimo *	5,305	466
Matinas BioPharma Holdings *	7,850	9
McKesson	12,000	1,655
Medicines *	8,214	236
MediciNova *	3,202	23
Medidata Solutions *	6,738	507
MEDNAX *	5,000	219
Medpace Holdings *	879	33
Medtronic	77,700	6,256
Merck	155,718	8,579
Meridian Bioscience	4,712	70
Merit Medical Systems *	5,699	217
Merrimack Pharmaceuticals	1,406	17
Mersana Therapeutics *	598	10
Mettler-Toledo International *	1,458	995
MiMedx Group *	12,297	156
Minerva Neurosciences *	3,446	22
Miragen Therapeutics *	1,600	13
Molina Healthcare *	5,206	353
Momenta Pharmaceuticals *	8,616	122
Mylan *	30,700	1,096
MyoKardia *	2,176	84
Myriad Genetics *	7,652	262
NanoString Technologies *	2,442	24
NantHealth *	1,007	4
NantKwest *	3,583	17
Natera *	3,694	41
National HealthCare	1,274	82
National Research, Cl A	1,236	46
Natus Medical *	3,784	160
Nektar Therapeutics, Cl A *	17,439	420
Neogen *	4,351	349
NeoGenomics *	6,581	57
Neos Therapeutics *	2,348	24
Neurocrine Biosciences *	4,700	292
Nevro *	3,251	285
NewLink Genetics *	2,578	24
Novavax *	28,940	32
Novelion Therapeutics *	1,775	8
Novocure *	6,777	146
NuVasive *	5,942	337
NxStage Medical *	7,866	212
Nymox Pharmaceutical *	3,345	12
Obalon Therapeutics *	1,546	13
Ocular Therapeutix *	2,658	15
Omeros *	5,261	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omnicell *	4,404	$219
OPKO Health *	16,300	110
OraSure Technologies *	6,488	128
Organovo Holdings *	11,425	18
Orthofix International *	2,137	115
Otonomy *	3,127	9
Ovid therapeutics *	863	6
Owens & Minor	7,369	181
Oxford Immunotec Global *	2,932	39
Pacific Biosciences of California *	12,238	52
Pacira Pharmaceuticals *	4,608	148
Paratek Pharmaceuticals *	2,766	59
Patterson	4,800	178
PDL BioPharma *	19,407	57
Penumbra *	3,439	346
PerkinElmer	6,000	434
PetIQ, Cl A *	858	21
Pfizer	335,956	11,779
PharMerica *	3,484	102
Phibro Animal Health, Cl A	2,253	85
Pieris Pharmaceuticals *	5,033	25
Portola Pharmaceuticals, Cl A *	6,490	321
PRA Health Sciences *	5,765	469
Premier, Cl A *	3,100	101
Prestige Brands Holdings *	6,345	298
Progenics Pharmaceuticals *	8,250	51
Protagonist Therapeutics *	1,236	19
Providence Service *	1,431	80
PTC Therapeutics *	4,744	89
Pulse Biosciences *	1,069	26
Puma Biotechnology *	3,427	436
QIAGEN	13,137	445
Quality Systems *	6,012	85
Quest Diagnostics	7,800	731
Quidel *	3,272	134
Quintiles IMS Holdings *	7,056	763
Quotient *	3,137	16
R1 RCM *	11,766	45
Ra Pharmaceuticals *	1,379	18
Radius Health *	4,365	140
RadNet *	3,949	43
Reata Pharmaceuticals, Cl A *	1,338	41
Recro Pharma *	1,597	14
Regeneron Pharmaceuticals *	4,466	1,798
REGENXBIO *	3,237	97
Repligen *	4,444	165
ResMed	8,000	673
Retrophin *	4,726	118
Revance Therapeutics *	2,751	72
Rigel Pharmaceuticals *	15,517	58
Rockwell Medical *	5,833	35
RTI Surgical *	6,102	27

Adviser Managed Trust / Quarterly Report / October 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sage Therapeutics *	4,054	$257
Sangamo Therapeutics *	9,795	121
Sarepta Therapeutics *	6,979	344
Seattle Genetics *	5,400	331
Select Medical Holdings *	12,578	241
Selecta Biosciences *	1,760	37
Seres Therapeutics *	2,585	26
Sienna Biopharmaceuticals *	596	12
Sientra *	1,849	27
Simulations Plus	1,660	27
Spark Therapeutics *	3,149	255
Spectrum Pharmaceuticals *	9,036	177
STAAR Surgical *	5,073	67
Stemline Therapeutics *	2,882	39
STERIS	4,700	439
Strongbridge Biopharma *	2,572	15
Stryker	19,300	2,989
Sucampo Pharmaceuticals, Cl A *	2,518	25
Supernus Pharmaceuticals *	5,587	232
Surgery Partners *	2,381	22
Surmodics *	1,714	51
Syndax Pharmaceuticals *	1,272	14
Synergy Pharmaceuticals *	26,607	73
Syros Pharmaceuticals *	1,467	25
Tabula Rasa HealthCare *	1,090	31
Tactile Systems Technology *	1,072	31
Taro Pharmaceutical Industries *	434	49
Teladoc *	6,313	209
Teleflex	2,500	592
Teligent *	5,392	31
Tenet Healthcare *	9,539	136
TESARO *	2,100	243
Tetraphase Pharmaceuticals *	6,024	36
TG Therapeutics *	5,933	48
TherapeuticsMD *	18,259	86
Theravance Biopharma *	4,883	141
Thermo Fisher Scientific	22,600	4,381
Tivity Health *	4,407	204
Tocagen *	1,288	14
Trevena *	4,699	7
Triple-S Management, Cl B *	2,659	64
Ultragenyx Pharmaceutical *	4,664	215
United Therapeutics *	2,400	285
UnitedHealth Group	54,500	11,457
Universal Health Services, Cl B	4,900	503
US Physical Therapy	1,506	102
Utah Medical Products	372	28
Vanda Pharmaceuticals *	5,167	81
Varex Imaging *	4,421	152
Varian Medical Systems *	5,200	542
VBI Vaccines *	2,544	9
Veeva Systems, Cl A *	6,200	378

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veracyte *	2,786	$24
Versartis *	3,796	7
Vertex Pharmaceuticals *	14,300	2,091
ViewRay *	4,128	28
Viveve Medical *	2,324	13
Vocera Communications *	3,471	98
Voyager Therapeutics *	1,997	42
vTv Therapeutics, Cl A *	501	3
VWR *	5,100	169
Waters *	4,300	843
WaVe Life Sciences *	1,615	37
WellCare Health Plans *	2,600	514
West Pharmaceutical Services	4,200	426
Wright Medical Group *	12,412	325
XBiotech *	1,820	8
Xencor *	4,490	89
Zimmer Biomet Holdings	11,300	1,374
ZIOPHARM Oncology *	15,457	72
Zoetis, Cl A	28,000	1,787
Zogenix *	3,852	144
Zynerba Pharmaceuticals *	1,583	16

		221,055

Industrials — 7.4%
3M	32,900	7,573
AAON	4,917	172
AAR	3,935	153
ABM Industries	6,557	275
Acacia Research *	5,293	24
ACCO Brands *	13,006	170
Actuant, Cl A	6,971	178
Acuity Brands	2,400	401
Advanced Disposal Services *	5,140	128
Advanced Drainage Systems	4,062	79
Advisory Board *	4,810	259
AECOM *	8,500	298
Aegion, Cl A *	4,011	93
Aerojet Rocketdyne Holdings *	8,237	260
Aerovironment *	2,495	128
AGCO	3,600	247
Air Lease, Cl A	5,800	252
Air Transport Services Group *	7,166	173
Aircastle	5,541	129
Alamo Group	1,118	118
Alaska Air Group	6,900	456
Albany International, Cl A	3,484	210
Allegiant Travel, Cl A	1,536	210
Allegion	5,300	442
Allied Motion Technologies	683	19
Allison Transmission Holdings	7,800	331
Altra Industrial Motion	3,473	166
AMERCO	300	118

34	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ameresco, Cl A *	2,406	$19
American Airlines Group	25,300	1,185
American Railcar Industries	813	32
American Woodmark *	1,698	164
AMETEK	12,900	871
AO Smith	7,900	468
Apogee Enterprises	3,343	160
Applied Industrial Technologies	4,530	288
Aqua Metals *	1,654	7
ARC Document Solutions *	4,499	20
ArcBest	3,148	103
Arconic	21,766	547
Argan	1,661	114
Armstrong Flooring *	2,743	41
Armstrong World Industries *	2,300	118
Astec Industries	2,487	129
Astronics *	2,366	81
Astronics, Cl B *	326	11
Atkore International Group *	3,850	74
Atlas Air Worldwide Holdings *	2,833	174
Avis Budget Group *	8,788	363
Axon Enterprise *	6,298	145
AZZ	3,087	148
Babcock & Wilcox Enterprises *	5,365	23
Barnes Group	5,972	389
Barrett Business Services	896	54
Beacon Roofing Supply *	7,935	440
BG Staffing	1,060	18
Blue Bird *	635	13
BMC Stock Holdings *	7,682	165
Boeing	31,700	8,178
Brady, Cl A	5,409	206
Briggs & Stratton	5,041	127
Brink’s	5,447	415
Builders FirstSource *	11,567	208
BWX Technologies, Cl W	5,300	318
Caesarstone *	2,844	80
CAI International *	1,744	65
Carlisle	3,500	384
Casella Waste Systems, Cl A *	4,740	88
Caterpillar	32,200	4,373
CBIZ *	6,346	108
CECO Environmental	3,085	27
CH Robinson Worldwide	8,200	644
Chart Industries *	3,663	159
Cintas	4,900	730
CIRCOR International	1,932	85
Clean Harbors *	3,000	161
Cogint *	1,727	8
Colfax *	4,800	200
Columbus McKinnon	2,529	100
Comfort Systems	4,494	199

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Commercial Vehicle Group *	3,506	$28
Continental Building Products *	4,862	130
Copart *	11,000	399
Covanta Holding	13,754	221
Covenant Transportation Group, Cl A *	1,257	37
CRA International	925	39
Crane	2,900	241
CSW Industrials *	1,723	85
CSX	49,600	2,501
Cubic	3,081	168
Cummins	9,000	1,592
Curtiss-Wright	5,282	625
Daseke *	2,838	39
Deere	18,200	2,418
Delta Air Lines	37,900	1,896
Deluxe	5,720	398
DMC Global	1,508	33
Donaldson	7,100	335
Douglas Dynamics	2,614	110
Dover	8,800	840
Ducommun *	1,127	37
Dun & Bradstreet	2,100	245
DXP Enterprises *	1,854	59
Dycom Industries *	3,592	315
Eagle Bulk Shipping *	5,545	26
Eastern	808	23
Echo Global Logistics *	3,340	80
EMCOR Group	6,950	560
Emerson Electric	36,300	2,340
Encore Wire	2,506	113
Energous *	2,615	26
Energy Recovery *	4,892	38
EnerSys	5,160	358
Engility Holdings *	2,080	70
Ennis	3,181	64
EnPro Industries	2,565	215
EnviroStar	508	14
Equifax	6,700	727
ESCO Technologies	3,027	175
Essendant	4,611	45
Esterline Technologies *	3,072	291
ExOne *	1,220	13
Expeditors International of Washington	9,900	578
Exponent	3,101	229
Fastenal	16,200	761
Federal Signal	7,212	154
FedEx	14,100	3,184
Flowserve	7,200	317
Fluor	7,700	332
Forrester Research	1,193	52
Fortive	17,372	1,255
Fortune Brands Home & Security	8,800	581

Adviser Managed Trust / Quarterly Report / October 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Forward Air	3,507	$201
Foundation Building Materials *	1,478	20
Franklin Covey *	1,126	22
Franklin Electric	5,525	251
FreightCar America	1,322	25
FTI Consulting *	4,801	205
Gardner Denver Holdings *	2,900	84
GATX	4,604	274
Genco Shipping & Trading *	1,200	14
Gencor Industries *	871	16
Generac Holdings *	7,253	378
General Cable	5,638	118
General Dynamics	14,800	3,004
General Electric	493,757	9,954
Genesee & Wyoming, Cl A *	3,400	244
Gibraltar Industries *	3,633	121
Global Brass & Copper Holdings	2,505	88
GMS *	3,328	113
Gorman-Rupp	2,081	67
GP Strategies *	1,311	38
Graco	3,100	409
Graham	1,041	20
Granite Construction	4,731	301
Great Lakes Dredge & Dock *	6,228	32
Greenbrier	3,158	165
Griffon	3,539	80
H&E Equipment Services	3,710	122
Hardinge	1,277	21
Harsco *	9,753	207
Hawaiian Holdings	6,326	212
HC2 Holdings *	4,758	26
HD Supply Holdings *	10,900	386
Healthcare Services Group	8,561	453
Heartland Express	5,551	118
HEICO	1,250	113
HEICO, Cl A	2,875	219
Heidrick & Struggles International	2,179	54
Herc Holdings *	2,842	138
Heritage-Crystal Clean *	1,655	32
Herman Miller	7,068	237
Hertz Global Holdings *	6,420	160
Hexcel	5,300	322
Hill International *	3,575	19
Hillenbrand	7,489	296
HNI	5,273	180
Honeywell International	43,138	6,219
Hub Group, Cl A *	3,985	173
Hubbell, Cl B	3,000	377
Hudson Technologies *	4,303	25
Huntington Ingalls Industries	2,500	582
Hurco	692	31
Huron Consulting Group *	2,497	91

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Huttig Building Products *	3,452	$23
Hyster-Yale Materials Handling, Cl A	1,283	101
ICF International *	2,211	119
IDEX	4,200	538
IES Holdings *	864	16
IHS Markit *	21,800	929
Illinois Tool Works	17,300	2,708
InnerWorkings *	5,603	61
Insperity	2,199	209
Insteel Industries	2,019	52
Interface, Cl A	7,594	173
ITT	4,800	224
Jacobs Engineering Group	6,600	384
JB Hunt Transport Services	4,800	511
JELD-WEN Holding *	6,447	238
JetBlue Airways *	19,200	368
John Bean Technologies	3,725	398
Johnson Controls International	53,345	2,208
Kadant	1,334	152
Kaman	3,276	183
Kansas City Southern	6,000	625
KAR Auction Services	7,600	360
KBR	16,749	329
Kelly Services, Cl A	3,548	93
Kennametal	9,586	418
KeyW Holding *	5,460	41
Kforce	2,927	61
Kimball International, Cl B	4,351	83
Kirby *	3,100	220
KLX *	6,158	338
Knight-Swift Transportation Holdings, Cl A *	14,994	622
Knoll	5,907	125
Korn	6,007	251
Kratos Defense & Security Solutions *	8,798	106
L3 Technologies	4,300	805
Landstar System	2,400	237
Lawson Products *	701	18
Layne Christensen *	1,952	26
LB Foster, Cl A	1,209	30
Lennox International	2,200	420
Lincoln Electric Holdings	3,400	312
Lindsay	1,294	118
Lockheed Martin	14,252	4,392
LSC Communications	3,923	63
LSI Industries	2,505	17
Lydall *	2,058	119
Macquarie Infrastructure	4,200	292
Manitowoc	15,632	149
ManpowerGroup	3,700	456
Marten Transport	4,481	88
Masco	18,200	725
MasTec *	7,856	342

36	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Matson	5,249	$143
Matthews International, Cl A	3,734	235
McGrath RentCorp	2,677	120
Mercury Systems *	5,545	280
Meritor *	9,987	260
Middleby *	3,100	359
Milacron Holdings *	6,593	118
Miller Industries	1,166	33
Mistras Group *	2,191	46
Mobile Mini	5,143	170
Moog, Cl A *	3,793	333
MRC Global *	10,852	186
MSA Safety	3,967	315
MSC Industrial Direct, Cl A	2,400	199
Mueller Industries	6,644	231
Mueller Water Products, Cl A	18,277	218
Multi-Color	1,634	135
MYR Group *	1,771	56
National Presto Industries	593	69
Navigant Consulting *	5,606	97
Navios Maritime Holdings *	12,417	23
Navistar International *	5,929	251
NCI Building Systems *	4,957	79
Nexeo Solutions *	3,626	27
Nielsen Holdings	19,800	734
NL Industries *	1,180	15
NN	3,176	94
Nordson	3,400	431
Norfolk Southern	16,300	2,142
Northrop Grumman	9,193	2,717
Northwest Pipe *	1,401	26
NOW *	12,794	160
NV5 Holdings *	924	54
Old Dominion Freight Line	3,600	436
Omega Flex	327	21
On Assignment *	6,002	367
Orbital ATK	3,300	439
Orion Group Holdings *	2,964	21
Oshkosh	4,100	375
Owens Corning	6,400	529
PACCAR	19,400	1,392
Parker-Hannifin	7,500	1,370
Park-Ohio Holdings	1,131	53
Patrick Industries *	1,954	182
Pendrell *	1,739	11
PGT Innovations *	5,661	80
Pitney Bowes	9,500	131
Plug Power *	26,085	74
Ply Gem Holdings *	2,632	44
Powell Industries	910	26
Preformed Line Products	429	31
Primoris Services	4,838	137

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Proto Labs *	2,960	$258
Quad	3,827	87
Quanex Building Products	4,081	90
Quanta Services *	8,100	306
Radiant Logistics *	4,219	21
Raven Industries	4,294	144
Raytheon	16,600	2,991
RBC Bearings *	2,753	341
Regal Beloit	2,300	187
Republic Services, Cl A	13,000	846
Resources Connection	3,163	50
REV Group	2,879	74
Revolution Lighting Technologies *	1,755	10
Rexnord *	12,217	312
Roadrunner Transportation Systems *	3,232	28
Robert Half International	7,000	362
Rockwell Automation	7,200	1,446
Rockwell Collins	9,067	1,229
Rollins	5,200	228
Roper Technologies	5,700	1,472
RPX	5,732	75
RR Donnelley & Sons	8,231	76
Rush Enterprises, Cl A *	3,590	182
Rush Enterprises, Cl B *	713	34
Ryder System	2,900	235
Safe Bulkers *	6,624	24
Saia *	3,011	195
Schneider National, Cl B	3,822	100
Scorpio Bulkers	7,607	61
Sensata Technologies Holding *	9,400	460
Simpson Manufacturing	4,918	274
SiteOne Landscape Supply *	3,983	253
SkyWest	5,953	280
Snap-on	3,300	521
Southwest Airlines	32,000	1,724
SP Plus *	2,088	81
Spartan Motors	4,353	70
Sparton *	1,015	24
Spirit AeroSystems Holdings, Cl A	6,700	537
Spirit Airlines *	3,900	145
SPX *	5,029	147
SPX FLOW *	4,861	200
Standex International	1,468	152
Stanley Black & Decker	8,700	1,405
Steelcase, Cl A	10,144	148
Stericycle *	4,600	326
Sterling Construction *	3,031	54
Sun Hydraulics	2,883	166
Sunrun *	10,335	59
Team *	3,509	43
Teledyne Technologies *	1,900	323
Tennant	2,141	148

Adviser Managed Trust / Quarterly Report / October 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Terex	5,000	$236
Tetra Tech	6,807	335
Textainer Group Holdings *	3,351	66
Textron	14,900	786
Thermon Group Holdings *	3,721	80
Timken	3,600	170
Titan International	5,815	57
Titan Machinery *	1,882	28
Toro	6,000	377
TPI Composites *	1,381	35
TransDigm Group	2,778	771
TransUnion *	8,590	451
Trex *	3,518	385
TriMas *	5,475	145
TriNet Group *	4,900	170
Trinity Industries	8,100	263
Triton International	5,230	209
Triumph Group	5,782	180
TrueBlue *	4,887	132
Tutor Perini *	4,406	124
Twin Disc *	1,270	27
UniFirst	1,821	287
Union Pacific	45,800	5,303
United Continental Holdings *	15,700	918
United Parcel Service, Cl B	39,100	4,595
United Rentals *	4,800	679
United Technologies	42,300	5,066
Univar *	5,800	173
Universal Forest Products	2,339	264
Universal Truckload Services	934	20
US Ecology	2,529	120
USG *	4,400	151
Valmont Industries	1,300	207
Vectrus *	1,331	41
Verisk Analytics, Cl A *	8,500	723
Veritiv *	1,450	47
Viad	2,475	144
Vicor *	1,803	39
Vivint Solar *	2,653	10
VSE	1,102	54
Wabash National	7,133	160
WABCO Holdings *	2,800	413
Wabtec	4,700	360
WageWorks *	4,737	302
Waste Management	25,200	2,071
Watsco	1,800	300
Watts Water Technologies, Cl A	3,367	227
Welbilt *	7,300	161
Werner Enterprises	5,783	206
Wesco Aircraft Holdings *	6,351	57
WESCO International *	2,600	164
Willdan Group *	885	27

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Willis Lease Finance *	471	$12
Woodward	6,281	486
WW Grainger	3,000	593
XPO Logistics *	6,400	444
Xylem	10,300	685
YRC Worldwide *	4,116	55

		176,304

Information Technology — 16.0%
2U *	5,138	327
3D Systems *	12,958	160
58.com ADR *	4,400	296
8x8 *	10,679	143
A10 Networks *	5,282	39
Acacia Communications *	2,169	92
ACI Worldwide *	13,876	334
Activision Blizzard	42,100	2,757
Actua *	3,932	61
Acxiom *	9,581	241
Adobe Systems *	28,068	4,916
ADTRAN	5,656	119
Advanced Energy Industries *	4,690	397
Advanced Micro Devices *	45,900	504
Aerohive Networks *	2,621	10
Agilysys *	1,661	20
Akamai Technologies *	9,300	486
Akoustis Technologies *	1,600	10
Alarm.com Holdings *	2,383	111
Alibaba Group Holding ADR *	54,300	10,040
Alliance Data Systems	2,700	604
Alpha & Omega Semiconductor *	2,367	44
Alphabet, Cl A *	16,929	17,488
Alphabet, Cl C *	17,200	17,486
Alteryx, Cl A *	1,281	29
Ambarella *	3,829	216
Amber Road *	1,954	15
Amdocs	8,100	527
American Software, Cl A	3,595	45
Amkor Technology *	11,963	138
Amphenol, Cl A	17,200	1,496
Analog Devices	20,570	1,878
Anixter International *	3,463	238
ANSYS *	4,800	656
Appfolio, Cl A *	851	39
Apple	296,254	50,079
Applied Materials	61,400	3,465
Applied Optoelectronics *	2,117	86
Apptio, Cl A *	2,776	67
Arista Networks *	2,900	580
ARRIS International *	9,700	276
Arrow Electronics *	5,100	426
Aspen Technology *	8,971	579

38	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlassian, Cl A *	4,100	$198
Autodesk *	11,700	1,462
Automatic Data Processing	25,500	2,965
Avid Technology *	3,498	16
Avnet	7,100	283
AVX	5,501	104
Axcelis Technologies *	3,470	114
AXT *	4,366	41
Badger Meter	3,285	144
Bankrate *	5,653	79
Barracuda Networks *	3,180	74
Bazaarvoice *	10,509	51
Bel Fuse, Cl B	1,012	33
Belden	4,974	397
Benchmark Electronics *	5,953	184
Benefitfocus *	2,045	56
Black Knight *	6,069	275
Blackbaud	5,621	569
Blackhawk Network Holdings, Cl A *	6,515	221
Blackline *	1,844	65
Blucora *	5,083	110
Booz Allen Hamilton Holding, Cl A	8,100	306
Bottomline Technologies *	4,857	158
Box, Cl A *	9,839	216
Brightcove *	4,691	38
Broadcom	22,907	6,045
Broadridge Financial Solutions	6,500	558
BroadSoft *	3,728	204
Brocade Communications Systems	21,900	255
Brooks Automation	8,059	277
CA	17,500	567
Cabot Microelectronics	2,971	287
CACI International, Cl A *	2,887	415
Cadence Design Systems *	15,800	682
CalAmp *	4,215	96
Calix *	4,334	24
Callidus Software *	7,826	198
Carbonite *	3,093	70
Cardtronics *	5,366	123
Care.com *	1,743	27
Cars.com *	8,448	201
Cass Information Systems	1,285	83
Cavium *	3,700	255
CDK Global	7,500	477
CDW	8,800	616
CEVA *	2,648	128
ChannelAdvisor *	3,428	39
Ciena *	16,744	356
Cirrus Logic *	7,631	427
Cisco Systems	285,159	9,738
Citrix Systems *	8,600	710
Clearfield *	1,217	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cloudera *	1,636	$25
Cognex	4,800	591
Cognizant Technology Solutions, Cl A	33,300	2,520
Coherent *	1,400	368
Cohu	3,145	81
CommerceHub *	5,022	109
CommScope Holding *	10,600	341
CommVault Systems *	4,592	239
Comtech Telecommunications	2,597	56
Conduent *	10,960	170
Control4 *	2,983	88
Convergys	11,183	288
CoreLogic *	4,500	211
Cornerstone OnDemand *	6,211	238
Corning	50,800	1,591
CoStar Group *	2,000	591
Coupa Software *	3,821	133
CPI Card Group	2,359	3
Cray *	4,805	99
Cree *	11,696	418
CSG Systems International	4,028	171
CSRA	9,300	297
CTS	3,709	101
CyberOptics *	995	14
Cypress Semiconductor	19,400	308
Daktronics	4,544	47
Dell Technologies, Cl V *	11,668	966
DHI Group *	5,258	12
Diebold Nixdorf	9,036	174
Digi International *	2,728	28
Digimarc *	1,144	41
Diodes *	4,677	161
Dolby Laboratories, Cl A	3,300	191
DSP Group *	2,286	31
DST Systems	5,400	317
DXC Technology	16,017	1,466
Eastman Kodak *	1,792	10
eBay *	57,100	2,149
Ebix	2,920	198
EchoStar, Cl A *	2,900	162
Electro Scientific Industries *	4,107	73
Electronic Arts *	17,200	2,057
Electronics For Imaging *	5,527	171
Ellie Mae *	4,007	360
EMCORE *	2,813	23
Endurance International Group Holdings *	7,156	59
Entegris	16,758	549
Envestnet *	5,190	277
EPAM Systems *	5,896	537
ePlus *	1,566	150
Etsy *	13,776	230
Euronet Worldwide *	2,900	280

Adviser Managed Trust / Quarterly Report / October 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everbridge *	2,171	$58
Everi Holdings *	7,471	62
EVERTEC	7,384	111
Exa *	1,504	36
ExlService Holdings *	3,934	246
Extreme Networks *	13,311	160
F5 Networks *	3,700	449
Facebook, Cl A *	132,588	23,874
Fair Isaac	3,590	521
FARO Technologies *	1,894	98
Fidelity National Information Services	18,500	1,716
Finisar *	13,639	321
FireEye *	10,600	179
First Data, Cl A *	25,700	458
First Solar *	4,900	269
Fiserv *	12,146	1,572
Fitbit, Cl A *	20,495	126
Five9 *	6,116	154
FleetCor Technologies *	5,113	845
FLIR Systems	7,900	370
FormFactor *	8,472	154
Fortinet *	8,000	315
Gartner *	5,000	627
Genpact	7,600	231
Gigamon *	4,357	168
Global Payments	8,700	904
Glu Mobile *	11,101	45
GoDaddy, Cl A *	6,900	322
Gogo *	6,344	63
GrubHub *	10,124	618
GSI Technology *	1,961	14
GTT Communications *	3,774	138
Guidewire Software *	4,300	344
Hackett Group	2,672	41
Harmonic *	9,128	34
Harris	6,900	961
Hewlett Packard Enterprise	94,200	1,311
Hortonworks *	5,987	99
HP	95,300	2,054
HubSpot *	4,095	354
IAC *	4,000	516
Ichor Holdings *	2,236	70
II-VI *	7,210	326
Immersion *	3,071	25
Imperva *	4,023	172
Impinj *	2,113	72
Infinera *	17,123	143
Information Services Group *	3,397	14
Inphi *	5,099	209
Insight Enterprises *	4,327	195
Instructure *	2,494	87
Integrated Device Technology *	15,919	495

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intel	268,005	$12,192
InterDigital	4,114	302
Internap *	9,372	44
International Business Machines	48,930	7,538
Intevac *	2,280	19
Intuit	13,900	2,099
IPG Photonics *	2,100	447
Iteris *	3,519	24
Itron *	4,044	316
IXYS *	3,244	80
j2 Global	5,522	409
Jabil	9,600	271
Jack Henry & Associates	4,300	474
Juniper Networks	21,000	521
KEMET *	5,668	146
Keysight Technologies *	10,600	473
Kimball Electronics *	3,374	74
KLA-Tencor	8,900	969
Knowles *	10,449	173
Kopin *	6,804	24
KVH Industries *	1,684	19
Lam Research	9,100	1,898
Lattice Semiconductor *	14,904	87
Leaf Group *	1,702	12
Leidos Holdings	8,001	500
Limelight Networks *	7,942	39
Liquidity Services *	2,654	15
Littelfuse	2,690	562
LivePerson *	6,753	95
LogMeIn	2,900	351
Lumentum Holdings *	7,292	460
MACOM Technology Solutions Holdings *	4,758	195
Majesco *	770	5
Manhattan Associates *	3,900	163
ManTech International, Cl A	3,167	147
Marvell Technology Group	22,200	410
Mastercard, Cl A	53,400	7,944
Match Group *	2,100	56
Maxim Integrated Products	15,900	835
MAXIMUS	7,572	503
MaxLinear, Cl A *	7,184	176
Maxwell Technologies *	3,445	17
Meet Group *	8,333	28
Mesa Laboratories	362	58
Methode Electronics	4,349	204
Micro Focus International ADR *	13,500	472
Microchip Technology	13,000	1,232
Micron Technology *	61,100	2,707
Microsemi *	6,400	342
Microsoft	425,593	35,401
MicroStrategy, Cl A *	1,152	152
MicroVision *	10,338	23

40	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MINDBODY, Cl A *	5,136	$166
Mitek Systems *	3,186	28
MKS Instruments	6,438	699
MobileIron *	7,259	28
Model N *	2,894	42
Momo ADR *	4,600	140
MoneyGram International *	3,518	55
Monolithic Power Systems	4,706	573
Monotype Imaging Holdings	4,912	113
Motorola Solutions	9,300	842
MTS Systems	1,958	102
MuleSoft, Cl A *	2,996	70
Nanometrics *	2,758	78
Napco Security Technologies *	1,648	17
National Instruments	5,800	261
NCR *	6,900	221
NeoPhotonics *	3,238	17
NetApp	15,100	671
NETGEAR *	3,770	176
NetScout Systems *	10,316	293
New Relic *	3,679	189
NIC	7,477	127
Novanta *	3,709	175
Nuance Communications *	15,900	234
Nutanix, Cl A *	6,674	190
NVE	574	49
NVIDIA	32,200	6,659
Oclaro *	19,434	161
Okta, Cl A *	1,766	51
Ominto *	1,843	6
ON Semiconductor *	22,800	486
Oracle	162,888	8,291
OSI Systems *	2,112	187
Palo Alto Networks *	5,000	736
Pandora Media *	11,100	81
Park City Group *	1,440	16
Park Electrochemical	2,525	48
Paychex	18,300	1,167
Paycom Software *	5,919	487
Paylocity Holding *	3,145	168
PayPal Holdings *	64,200	4,658
PC Connection	1,195	32
PCM *	1,422	20
PDF Solutions *	3,220	47
Pegasystems	4,315	252
Perficient *	4,105	80
Photronics *	7,678	74
Pixelworks *	4,301	24
Planet Payment *	4,605	21
Plantronics	3,971	180
Plexus *	4,059	249
Power Integrations	3,475	279

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Presidio *	2,229	$33
Progress Software	5,760	244
Proofpoint *	5,183	479
PROS Holdings *	2,942	66
PTC *	6,300	419
Pure Storage, Cl A *	10,920	179
Q2 Holdings *	3,797	162
QAD, Cl A	1,238	46
Qorvo *	7,000	531
QUALCOMM	83,900	4,280
Qualys *	3,810	202
Quantenna Communications *	2,478	38
Quantum *	3,905	21
QuinStreet *	4,054	36
Quotient Technology *	8,869	139
Radisys *	3,900	5
Rambus *	13,102	193
Rapid7 *	2,599	47
RealNetworks *	2,647	12
RealPage *	6,944	301
Red Hat *	10,100	1,220
Reis	927	17
RingCentral, Cl A *	7,381	311
Rogers *	2,134	325
Rosetta Stone *	2,078	21
Rubicon Project *	3,863	14
Rudolph Technologies *	3,805	106
Sabre	11,800	231
salesforce.com *	38,400	3,930
Sanmina *	9,025	295
ScanSource *	2,892	124
Science Applications International	5,199	381
SecureWorks, Cl A *	679	7
Semtech *	7,726	317
ServiceNow *	9,500	1,201
ServiceSource International *	9,542	33
Shutterstock *	2,213	86
Sigma Designs *	3,795	23
Silicon Laboratories *	5,007	475
Silver Springs Network *	5,269	85
Skyworks Solutions	10,300	1,173
SMART Global Holdings *	2,396	75
Sonus Networks *	5,834	45
Splunk *	7,900	532
SPS Commerce *	2,049	101
Square, Cl A *	13,400	498
SS&C Technologies Holdings	9,400	378
Stamps.com *	1,875	421
StarTek *	1,593	19
SunPower, Cl A *	7,011	50
Super Micro Computer *	4,648	92
Sykes Enterprises *	4,750	137

Adviser Managed Trust / Quarterly Report / October 31, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Symantec	34,100	$1,108
Synaptics *	4,123	153
Synchronoss Technologies *	5,361	61
SYNNEX	3,422	462
Synopsys *	8,600	744
Syntel *	4,094	96
Systemax	1,298	37
Tableau Software, Cl A *	3,500	284
Take-Two Interactive Software *	6,100	675
Tech Data *	4,149	385
TechTarget*	2,056	26
Telenav *	3,493	23
TeleTech Holdings	1,704	71
Teradata *	7,300	244
Teradyne	11,300	485
Texas Instruments	56,600	5,473
TiVo	13,967	253
Total System Services	10,100	728
Trade Desk, Cl A *	2,786	184
Travelport Worldwide	14,807	232
Trimble *	14,700	601
TrueCar *	8,509	138
TTM Technologies *	10,841	171
Tucows, Cl A *	1,056	62
Twilio, Cl A *	7,295	233
Twitter *	38,000	784
Tyler Technologies *	2,000	355
Ubiquiti Networks *	2,827	176
Ultimate Software Group *	1,600	324
Ultra Clean Holdings *	3,844	98
Unisys *	5,848	51
Universal Display	2,300	337
Upland Software *	1,054	23
USA Technologies *	6,445	41
Vantiv, Cl A *	9,100	637
Varonis Systems *	2,245	98
VASCO Data Security International *	3,605	49
Veeco Instruments *	5,379	97
VeriFone Systems *	13,071	249
Verint Systems *	7,445	314
VeriSign *	5,000	538
Veritone *	411	15
Versum Materials	6,500	274
ViaSat *	6,328	412
Viavi Solutions *	27,292	253
VirnetX Holding *	6,630	34
Virtusa *	3,154	120
Visa, Cl A	104,940	11,541
Vishay Intertechnology	15,927	354
Vishay Precision Group *	1,325	33
VMware, Cl A *	4,100	491
Web.com Group *	4,737	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weibo ADR *	2,280	$211
Western Digital	16,435	1,467
Western Union	26,600	528
WEX *	2,300	284
Workday, Cl A *	7,600	844
Workiva, Cl A *	3,170	71
Xcerra *	6,289	62
Xerox	13,400	406
Xilinx	14,200	1,046
XO Group *	3,149	63
Xperi	5,912	136
Yelp, Cl A *	9,299	434
Yext *	1,766	20
Zebra Technologies, Cl A *	2,900	336
Zendesk *	11,403	353
Zillow Group *	5,800	239
Zillow Group, Cl A *	2,600	107
Zix *	5,773	28
Zynga, Cl A *	45,900	179

		380,500

Materials — 2.5%
A Schulman	3,516	138
Advanced Emissions Solutions	2,935	35
AdvanSix *	3,516	163
AgroFresh Solutions *	2,402	14
Air Products & Chemicals	12,100	1,929
AK Steel Holding *	37,928	174
Albemarle	6,200	873
Alcoa	10,255	490
Allegheny Technologies	12,755	321
American Vanguard	3,488	78
Ampco-Pittsburgh	947	16
AptarGroup	3,500	305
Ardagh Group, Cl A	1,600	34
Ashland Global Holdings	3,400	231
Avery Dennison	5,000	531
Axalta Coating Systems *	11,800	392
Balchem	3,799	320
Ball	19,200	824
Bemis	5,100	230
Berry Global Group *	7,400	440
Boise Cascade *	4,548	161
Cabot	3,700	226
Calgon Carbon	5,849	127
Carpenter Technology	5,526	275
Celanese, Cl A	7,900	824
Century Aluminum *	5,861	82
CF Industries Holdings	12,800	486
Chase	840	100
Chemours	10,300	583
Clearwater Paper *	1,991	92

42	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cleveland-Cliffs *	35,460	$211
Codexis *	5,664	35
Coeur Mining *	21,608	164
Commercial Metals	13,531	264
Compass Minerals International	3,978	261
Core Molding Technologies	1,081	25
Crown Holdings *	7,300	439
Deltic Timber	1,327	123
Domtar	3,200	151
DowDuPont	132,774	9,601
Eagle Materials	2,500	264
Eastman Chemical	8,200	745
Ecolab	14,600	1,908
Ferro *	10,132	241
Ferroglobe Representation & Warranty
Insurance Trust *	6,943	–
Flotek Industries *	6,131	30
FMC	7,600	706
Forterra *	2,070	10
Freeport-McMoRan *	76,800	1,074
FutureFuel	3,046	46
GCP Applied Technologies *	8,444	247
Gold Resource	5,430	20
Graphic Packaging Holding	18,300	283
Greif, Cl A	3,107	173
Greif, Cl B	730	46
Hawkins	1,183	45
Haynes International	1,480	53
HB Fuller	6,079	346
Hecla Mining	47,582	225
Huntsman	11,300	362
Ingevity *	5,006	357
Innophos Holdings	2,390	117
Innospec	2,777	172
International Flavors & Fragrances	4,400	649
International Paper	23,100	1,323
Intrepid Potash *	9,916	40
Kaiser Aluminum	2,008	199
KapStone Paper and Packaging	10,183	229
Klondex Mines *	20,639	60
KMG Chemicals	1,139	63
Koppers Holdings *	2,376	115
Kraton *	3,565	175
Kronos Worldwide	2,883	76
Louisiana-Pacific *	17,148	466
LSB Industries *	2,173	16
LyondellBasell Industries, Cl A	18,500	1,915
Martin Marietta Materials	3,500	759
Materion	2,259	116
Minerals Technologies	4,186	301
Monsanto	24,900	3,015
Mosaic	19,100	427

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Myers Industries	2,774	$60
Neenah Paper	2,027	176
NewMarket	398	159
Newmont Mining	29,800	1,078
Nucor	18,100	1,047
Olin	9,200	336
Olympic Steel	967	18
OMNOVA Solutions *	5,099	56
Owens-Illinois *	9,800	234
Packaging Corp of America	5,300	616
PH Glatfelter	5,078	106
Platform Specialty Products *	11,500	123
PolyOne	9,677	446
PPG Industries	14,756	1,715
Praxair	16,300	2,382
Quaker Chemical	1,527	237
Ramaco Resources *	932	5
Rayonier Advanced Materials	4,915	71
Reliance Steel & Aluminum	3,900	300
Royal Gold	3,500	294
RPM International	7,100	379
Ryerson Holding *	2,117	19
Schnitzer Steel Industries, Cl A	3,035	89
Schweitzer-Mauduit International	3,721	157
Scotts Miracle-Gro, Cl A	2,500	249
Sealed Air	10,700	473
Sensient Technologies	5,263	400
Sherwin-Williams	4,600	1,818
Silgan Holdings	4,200	123
Sonoco Products	5,500	285
Southern Copper	9,400	404
Steel Dynamics	12,700	473
Stepan	2,328	186
Summit Materials, Cl A *	12,722	399
SunCoke Energy *	7,470	83
TimkenSteel *	4,650	65
Trecora Resources *	2,105	26
Tredegar	3,022	58
Tronox, Cl A	10,403	275
UFP Technologies *	692	21
United States Lime & Minerals	219	20
United States Steel	10,300	261
US Concrete *	1,766	138
Valhi	4,014	17
Valvoline	10,834	260
Verso *	5,079	36
Vulcan Materials	7,300	889
Warrior Met Coal	1,975	51
Westlake Chemical	2,000	170
WestRock	14,100	865
Worthington Industries	5,292	241
WR Grace	4,000	306

		57,877

Adviser Managed Trust / Quarterly Report / October 31, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Real Estate — 2.9%
Acadia Realty Trust ††	9,884	$278
Agree Realty ††	3,337	158
Alexander & Baldwin	5,462	247
Alexander’s ††	252	104
Alexandria Real Estate Equities ††	5,100	632
Altisource Residential ††	6,136	65
American Assets Trust ††	4,867	189
American Campus Communities ††	7,300	304
American Homes 4 Rent, Cl A ††	13,200	281
American Tower, Cl A ††	24,000	3,448
Apartment Investment & Management, Cl A ††	8,700	383
Apple Hospitality ††	11,700	222
Armada Hoffler Properties ††	5,448	78
Ashford Hospitality Prime ††	3,501	34
Ashford Hospitality Trust ††	9,318	66
AvalonBay Communities ††	7,709	1,398
Bluerock Residential Growth, Cl A ††	2,487	28
Boston Properties ††	8,700	1,054
Brandywine Realty Trust ††	8,700	152
Brixmor Property Group ††	17,000	297
Camden Property Trust ††	5,300	484
CareTrust ††	8,693	164
CatchMark Timber Trust, Cl A ††	4,824	62
CBL & Associates Properties ††	20,013	157
CBRE Group, Cl A *	16,300	641
Cedar Realty Trust ††	10,393	57
Chatham Lodging Trust ††	4,695	102
Chesapeake Lodging Trust ††	6,955	194
City Office ††	3,838	50
Clipper Realty ††	1,949	21
Colony NorthStar, Cl A ††	30,058	369
Columbia Property Trust ††	6,300	139
Community Healthcare Trust ††	2,127	58
Consolidated-Tomoka Land	444	26
CoreCivic ††	6,400	158
CorEnergy Infrastructure Trust ††	1,435	52
CoreSite Realty ††	1,900	210
Corporate Office Properties Trust ††	5,900	188
Cousins Properties ††	50,213	453
Crown Castle International ††	22,700	2,431
CubeSmart ††	10,100	275
CyrusOne ††	5,100	313
DCT Industrial Trust ††	4,900	284
DDR ††	16,800	129
DiamondRock Hospitality ††	23,853	259
Digital Realty Trust ††	11,644	1,379
Douglas Emmett ††	7,900	314
Duke Realty ††	20,300	578

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Easterly Government Properties ††	4,499	$91
EastGroup Properties ††	3,950	358
Education Realty Trust ††	8,752	305
Empire State Realty Trust, Cl A ††	7,800	156
EPR Properties ††	3,600	249
Equinix ††	4,400	2,039
Equity Commonwealth *††	6,700	201
Equity LifeStyle Properties ††	4,700	416
Equity Residential ††	20,200	1,359
Essex Property Trust ††	3,700	971
Extra Space Storage ††	7,000	571
Farmland Partners ††	3,277	27
Federal Realty Investment Trust ††	4,100	494
First Industrial Realty Trust ††	14,136	437
Forest City Realty Trust, Cl A ††	13,800	340
Forestar Group *	1,532	27
Four Corners Property Trust ††	7,352	181
Franklin Street Properties ††	12,254	123
FRP Holdings *	680	30
Gaming and Leisure Properties ††	11,300	413
GEO Group ††	14,553	378
Getty Realty ††	3,753	107
GGP ††	34,300	667
Gladstone Commercial ††	3,461	75
Global Medical ††	1,641	14
Global Net Lease ††	8,046	174
Government Properties Income Trust ††	11,093	202
Gramercy Property Trust ††	18,086	537
Griffin Industrial Realty	101	4
HCP ††	26,800	693
Healthcare Realty Trust ††	14,512	468
Healthcare Trust of America, Cl A ††	10,900	328
Hersha Hospitality Trust, Cl A ††	4,685	83
HFF, Cl A	4,470	196
Highwoods Properties ††	5,400	276
Hospitality Properties Trust ††	9,000	257
Host Hotels & Resorts ††	40,700	796
Howard Hughes *	1,800	230
Hudson Pacific Properties ††	8,700	294
Independence Realty Trust ††	8,685	88
InfraREIT ††	5,228	117
Investors Real Estate Trust ††	15,066	88
Invitation Homes ††	5,700	129
Iron Mountain ††	15,000	600
iStar Financial *††	8,041	94
JBG SMITH Properties *††	4,700	147
Jernigan Capital ††	1,802	37
Jones Lang LaSalle	2,500	324
Kennedy-Wilson Holdings	14,315	278
Kilroy Realty ††	5,200	370
Kimco Realty ††	23,600	429
Kite Realty Group Trust ††	9,915	185

44	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lamar Advertising, Cl A ††	4,500	$317
LaSalle Hotel Properties ††	13,436	379
Lexington Realty Trust ††	25,828	261
Liberty Property Trust ††	8,100	347
Life Storage ††	2,500	202
LTC Properties ††	4,691	218
Macerich ††	7,800	426
Mack-Cali Realty ††	10,769	245
Marcus & Millichap *	1,858	53
Maui Land & Pineapple *	1,010	16
MedEquities Realty Trust ††	3,560	41
Medical Properties Trust ††	20,100	266
Mid-America Apartment Communities ††	6,417	657
Monmouth Real Estate Investment ††	8,223	140
National Health Investors ††	4,692	357
National Retail Properties	8,000	321
National Storage Affiliates Trust ††	5,446	135
New Senior Investment Group ††	10,255	92
NexPoint Residential Trust ††	2,150	51
NorthStar Realty Europe ††	6,516	88
Omega Healthcare Investors ††	11,300	326
One Liberty Properties ††	1,723	42
Outfront Media ††	8,300	195
Paramount Group ††	11,900	189
Park Hotels & Resorts ††	7,616	219
Pebblebrook Hotel Trust ††	8,203	293
Pennsylvania ††	8,057	78
Physicians Realty Trust ††	21,409	372
Piedmont Office Realty Trust, Cl A ††	7,300	141
Potlatch ††	4,826	250
Preferred Apartment Communities, Cl A ††	3,732	74
Prologis ††	29,700	1,918
PS Business Parks ††	2,318	307
Public Storage ††	8,300	1,720
QTS Realty Trust, Cl A ††	5,644	327
Quality Care Properties *††	11,094	176
RAIT Financial Trust ††	9,643	5
Ramco-Gershenson Properties Trust ††	9,180	116
Rayonier ††	6,900	207
RE/MAX Holdings, Cl A	2,183	145
Realogy Holdings	8,200	265
Realty Income ††	15,500	832
Redfin *	1,261	30
Regency Centers	8,570	527
Retail Opportunity Investments ††	12,763	229
Retail Properties of America, Cl A ††	12,000	147
Rexford Industrial Realty ††	8,419	250
RLJ Lodging Trust ††	20,155	437
RMR Group	909	48
Ryman Hospitality Properties ††	5,237	346
Sabra Health Care ††	20,640	411
Safety Income and Growth ††	1,350	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saul Centers ††	1,362	$83
SBA Communications, Cl A * ††	6,700	1,053
Select Income ††	7,397	179
Senior Housing Properties Trust ††	13,400	247
Seritage Growth Properties ††	3,080	127
Simon Property Group ††	17,674	2,745
SL Green Realty ††	5,600	536
Spirit Realty Capital ††	27,300	227
St. Joe *	5,958	106
STAG Industrial ††	11,060	302
Starwood Waypoint Homes ††	15,322	556
STORE Capital ††	10,100	249
Stratus Properties	681	20
Summit Hotel Properties ††	12,245	194
Sun Communities ††	4,300	388
Sunstone Hotel Investors ††	26,565	434
Tanger Factory Outlet Centers ††	4,700	107
Taubman Centers ††	3,000	142
Tejon Ranch *	2,243	42
Terreno Realty ††	6,210	228
Tier ††	5,453	107
Transcontinental Realty Investors *	243	7
Trinity Place Holdings *	2,205	16
UDR ††	15,300	593
UMH Properties ††	3,881	58
Uniti Group ††	9,200	161
Universal Health Realty Income Trust ††	1,535	112
Urban Edge Properties ††	11,655	273
Urstadt Biddle Properties, Cl A ††	3,310	72
Ventas ††	20,000	1,255
VEREIT ††	56,400	445
Vornado Realty Trust ††	9,800	734
Washington ††	9,197	296
Washington Prime Group ††	21,647	170
Weingarten Realty Investors ††	6,300	192
Welltower ††	20,600	1,379
Weyerhaeuser ††	42,600	1,530
Whitestone, Cl B ††	4,519	60
WP Carey ††	5,700	388
Xenia Hotels & Resorts ††	12,832	279

		67,768

Telecommunication Services — 1.2%
AT&T	349,431	11,758
ATN International	1,319	72
Boingo Wireless *	4,250	99
CenturyLink	29,800	566
Cincinnati Bell *	5,025	96
Cogent Communications Holdings	4,845	261
Consolidated Communications Holdings	7,941	152
Frontier Communications	9,229	112
General Communication, Cl A *	3,185	130

Adviser Managed Trust / Quarterly Report / October 31, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Globalstar *	53,483	$86
Hawaiian Telcom Holdco *	785	24
IDT, Cl B	1,830	24
Intelsat *	4,658	20
Iridium Communications *	10,091	121
Level 3 Communications *	16,700	896
Lumos Networks *	2,724	49
Ooma *	2,531	27
ORBCOMM *	7,856	89
pdvWireless *	1,057	30
Shenandoah Telecommunications	5,626	214
Spok Holdings	2,465	42
Sprint *	35,000	229
Straight Path Communications *	1,186	215
Telephone & Data Systems	5,700	166
T-Mobile US *	16,700	998
United States Cellular *	400	15
Verizon Communications	232,291	11,120
Vonage Holdings *	23,334	190
Windstream Holdings	21,904	41
Zayo Group Holdings *	10,800	389

		28,231

Utilities — 2.2%
AES	36,000	383
ALLETE	6,034	473
Alliant Energy	13,000	562
Ameren	13,600	843
American Electric Power	28,100	2,091
American States Water	4,263	229
American Water Works	10,200	895
Aqua America	10,100	358
AquaVenture Holdings *	986	12
Artesian Resources, Cl A	816	33
Atmos Energy	5,900	515
Avangrid	3,600	186
Avista	7,599	397
Black Hills	6,333	413
Cadiz *	2,451	32
California Water Service Group	5,807	244
Calpine *	19,500	291
CenterPoint Energy	24,700	731
Chesapeake Utilities	1,891	152
CMS Energy	15,700	759
Connecticut Water Service	1,234	77
Consolidated Edison	17,300	1,489
Consolidated Water	1,582	19
Dominion Energy	36,500	2,962
DTE Energy	10,200	1,127
Duke Energy	39,800	3,515
Dynegy, Cl A *	13,601	169
Edison International	18,000	1,439

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
El Paso Electric	4,747	$273
Entergy	10,200	880
Eversource Energy	18,000	1,128
Exelon	54,700	2,199
FirstEnergy	25,200	830
Genie Energy, Cl B	1,470	8
Global Water Resources	935	9
Great Plains Energy	12,400	407
Hawaiian Electric Industries	5,900	215
IDACORP	6,040	556
MDU Resources Group	11,000	301
MGE Energy	4,166	275
Middlesex Water	1,923	84
National Fuel Gas	4,700	273
New Jersey Resources	10,172	452
NextEra Energy	26,600	4,125
NiSource	18,600	490
Northwest Natural Gas	3,419	227
NorthWestern	5,798	344
NRG Energy	16,500	412
NRG Yield, Cl A	4,245	78
NRG Yield, Cl C	7,363	137
OGE Energy	11,100	409
ONE Gas	6,202	477
Ormat Technologies	4,649	302
Otter Tail	4,767	219
Pattern Energy Group, Cl A	8,381	193
PG&E	29,300	1,693
Pinnacle West Capital	6,400	561
PNM Resources	9,489	412
Portland General Electric	10,548	504
PPL	39,100	1,469
Public Service Enterprise Group	28,700	1,412
Pure Cycle *	2,578	20
RGC Resources	956	28
SCANA	7,500	324
Sempra Energy	14,200	1,668
SJW Group	1,966	117
South Jersey Industries	9,504	323
Southern	56,200	2,934
Southwest Gas Holdings	5,643	465
Spark Energy, Cl A	1,050	15
Spire	5,573	440
TerraForm Global, Cl A *	10,861	53
TerraForm Power, Cl A	5,761	77
UGI	9,400	450
Unitil	1,680	87
Vectren	4,700	320
Vistra Energy	13,400	260
WEC Energy Group	18,000	1,213
Westar Energy, Cl A	7,700	412
WGL Holdings	6,039	518

46	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy	28,800	$1,426
York Water	1,587	56

		52,956

		1,632,012

Total Common Stock (Cost $1,879,378) ($ Thousands)		2,315,233

EXCHANGE TRADED FUNDS — 0.8%

United States — 0.8%
iShares MSCI India Fund	457,464	16,123
iShares MSCI Taiwan Capped Fund	75,500	2,877
SPDR S&P 500 Trust Fund	752	193

		19,193

Total Exchange Traded Funds (Cost $14,907) ($ Thousands)		19,193

PREFERRED STOCK — 0.5%

Brazil — 0.3%
Banco Bradesco	144,693	1,537
Braskem *	8,900	142
Centrais Eletricas Brasileiras	17,900	139
Cia Brasileira de Distribuicao *	7,300	170
Cia Energetica de Minas Gerais	36,500	86
Cia Paranaense de Energia	5,300	41
Gerdau	47,100	158
Itau Unibanco Holding	151,000	1,948
Itausa - Investimentos Itau	181,578	586
Lojas Americanas	35,469	190
Petroleo Brasileiro *	179,800	923
Suzano Papel e Celulose, Cl A	21,300	132
Telefonica Brasil	20,500	316

		6,368

Chile — 0.0%
Embotelladora Andina	13,317	68
Sociedad Quimica y Minera de Chile, Cl B	4,440	266

		334

Colombia — 0.0%
Bancolombia	19,672	187
Grupo Aval Acciones y Valores	185,117	77
Grupo de Inversiones Suramericana	5,014	62

		326

Germany — 0.1%
Bayerische Motoren Werke	1,579	138
FUCHS PETROLUB	2,014	113
Henkel & KGaA	5,557	780

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Porsche Automobil Holding	4,867	$353
Schaeffler	4,809	76
Volkswagen	5,773	1,049

		2,509

South Korea — 0.1%
Amorepacific	630	100
Hyundai Motor	2,908	283
LG Chemical	400	93
LG Household & Health Care	130	76
Samsung Electronics	933	1,866

		2,418

Total Preferred Stock (Cost $8,091) ($ Thousands)		11,955

	Number of Rights

RIGHTS — 0.0%

Brazil — 0.0%
Cia Energetica de Minas Gerais, Expires 12/04/2017 *	5,799	2

China — 0.0%
Tencent Holdings, Expires 11/02/2017 *	214	–

Hong Kong — 0.0%
Fosun International *‡	73	–

Spain — 0.0%
Banco Santander *‡	502,403	–
Ferrovial *‡	16,014	8

		8

Taiwan — 0.0%
CTBC Financial Holding *‡	10,487	–

United States — 0.0%
Durata Therapeutics *‡ (B)	1,300	–
Media General *‡	12,275	–
Tobira Therapeutics, Expires 12/31/2028 *	970	–

		–

Total Rights (Cost $—) ($ Thousands)		10

Total Investments — 98.5% (Cost $1,902,376) ($ Thousands)		$2,346,391

Adviser Managed Trust / Quarterly Report / October 31, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2017, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount ($ Thousands)	Value ($ Thousands)	Unrealized Appreciation ($ Thousands)
MSCI EAFE Index E-MINI	77	Dec-2017	$7,626	$7,728	$102
MSCI Emerging Markets E-MINI	140	Dec-2017	7,756	7,870	114
Russell 2000 Index E-MINI	66	Dec-2017	4,612	4,959	347
S&P 500 Index E-MINI	106	Dec-2017	13,050	13,635	585
S&P Mid Cap 400 Index E-MINI	7	Dec-2017	1,200	1,284	84

			$34,244	$35,476	$1,232

Percentages are based on a Net Assets of $2,381,735 ($ Thousands).

*	Non-income producing security.

†	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

††	Real Estate Investment Trust.

‡	Expiration date unavailable.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2017, the value of these securities amounted to $5,478 ($ Thousands), representing 0.23% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

S&P— Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

The following is a list of inputs used as of October 31, 2017 in valuing the investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3‡	Total
Common Stock	$2,315,233	$–	$–	$2,315,233
Exchange Traded Funds	19,193	–	–	19,193
Preferred Stock	11,955	–	–	11,955
Rights	10	–	–^	10

Total Investments in Securities	$2,346,391	$–	$–	$2,346,391

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$1,232	$—	$—	$1,232

Total Other Financial Instruments	$1,232	$—	$—	$1,232

‡ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents securities in which the fair value is $0 or has been rounded to $0.

* Futures contracts are valued at the unrealized appreciation on the instruments.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

The following is a summary of the transactions with affiliates for the period ended October 31, 2017 ($ Thousands):

Security Description	Value 8/1/2017	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 10/31/2017	Dividend Income

SEI	$435	$—	$—	$—	$62	$497	$—

Totals	$435	$—	$—	$—	$62	$497	$—

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

48	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 31.9%

Consumer Discretionary — 4.0%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$233	$237
4.625%, 01/15/2022 (A)	256	262
4.250%, 05/15/2024 (A)	215	217
21st Century Fox America
6.650%, 11/15/2037	100	133
6.150%, 02/15/2041	250	320
4.500%, 02/15/2021	100	106
3.000%, 09/15/2022	300	305
24 Hour Fitness Worldwide
8.000%, 06/01/2022 (A)	125	116
Adient Global Holdings
4.875%, 08/15/2026 (A)	200	206
Advance Auto Parts
4.500%, 12/01/2023	100	105
Albertsons
6.625%, 06/15/2024	212	199
5.750%, 03/15/2025	165	145
Amazon.com
4.950%, 12/05/2044	100	117
4.800%, 12/05/2034	100	115
4.250%, 08/22/2057 (A)	70	74
4.050%, 08/22/2047 (A)	270	277
3.875%, 08/22/2037 (A)	45	47
3.150%, 08/22/2027 (A)	150	151
2.800%, 08/22/2024 (A)	225	225
2.500%, 11/29/2022	200	201
2.400%, 02/22/2023 (A)	50	50
1.900%, 08/21/2020 (A)	30	30
AMC Entertainment Holdings
5.875%, 11/15/2026	55	54
5.750%, 06/15/2025	88	85
AMC Networks
5.000%, 04/01/2024	150	153
4.750%, 12/15/2022	100	102
4.750%, 08/01/2025	105	105
American Axle & Manufacturing
6.250%, 04/01/2025 (A)	130	133
American Honda Finance MTN
2.900%, 02/16/2024	50	51
2.250%, 08/15/2019	200	201
2.000%, 02/14/2020	50	50
1.700%, 02/22/2019	25	25
1.700%, 09/09/2021	150	147
American Tire Distributors
10.250%, 03/01/2022 (A)	160	167
APX Group
8.750%, 12/01/2020	100	103
7.875%, 12/01/2022	158	170
Aramark Services
5.125%, 01/15/2024	183	193

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 04/01/2025 (A)	$100	$107
Asbury Automotive Group
6.000%, 12/15/2024	100	105
Ashtead Capital
5.625%, 10/01/2024 (A)	200	213
4.375%, 08/15/2027 (A)	200	202
AutoNation
4.500%, 10/01/2025	100	106
AutoZone
3.750%, 06/01/2027	100	102
3.700%, 04/15/2022	80	83
BAT Capital
4.540%, 08/15/2047 (A)	60	62
4.390%, 08/15/2037 (A)	70	72
3.557%, 08/15/2027 (A)	150	150
3.222%, 08/15/2024 (A)	100	101
2.764%, 08/15/2022 (A)	100	100
2.297%, 08/14/2020 (A)	100	100
Beazer Homes USA
8.750%, 03/15/2022	105	117
Bed Bath & Beyond
5.165%, 08/01/2044	100	86
Block Financial
4.125%, 10/01/2020	100	104
Board of Trustees of The Leland Stanford
Junior University
3.647%, 05/01/2048	25	26
BorgWarner
4.375%, 03/15/2045	50	51
3.375%, 03/15/2025	100	100
Boyd Gaming
6.875%, 05/15/2023	137	147
6.375%, 04/01/2026	100	110
Brookfield Residential Properties
6.500%, 12/15/2020 (A)	100	102
6.125%, 07/01/2022 (A)	100	104
Caesars Entertainment Resort Properties
11.000%, 10/01/2021	150	159
8.000%, 10/01/2020	150	153
Caesars Growth Properties Holdings
9.375%, 05/01/2022	100	108
CBS
5.500%, 05/15/2033	175	192
4.000%, 01/15/2026	235	243
3.500%, 01/15/2025	100	101
CCO Holdings
5.875%, 04/01/2024 (A)	467	497
5.750%, 01/15/2024	300	312
5.750%, 02/15/2026 (A)	500	523
5.500%, 05/01/2026 (A)	300	307
5.125%, 02/15/2023	100	103
5.125%, 05/01/2027 (A)	565	571

Adviser Managed Trust / Quarterly Report / October 31, 2017	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.000%, 02/01/2028 (A)	$279	$277
4.000%, 03/01/2023 (A)	43	44
Cedar Fair
5.375%, 04/15/2027 (A)	110	116
Cengage Learning
9.500%, 06/15/2024 (A)	111	100
Charter Communications Operating
6.834%, 10/23/2055	35	42
6.484%, 10/23/2045	165	189
6.384%, 10/23/2035	50	58
5.375%, 05/01/2047 (A)	135	137
4.908%, 07/23/2025	150	160
4.464%, 07/23/2022	250	264
3.750%, 02/15/2028 (A)	200	193
3.579%, 07/23/2020	55	56
Churchill Downs
5.375%, 12/15/2021	100	103
Cinemark
4.875%, 06/01/2023	150	153
Clear Channel Worldwide Holdings
6.500%, 11/15/2022	400	414
Comcast
4.750%, 03/01/2044	200	222
4.600%, 08/15/2045	100	110
4.400%, 08/15/2035	200	217
4.250%, 01/15/2033	100	108
4.200%, 08/15/2034	400	427
4.000%, 08/15/2047	100	101
3.999%, 11/01/2049 (A)	200	199
3.969%, 11/01/2047 (A)	200	199
3.400%, 07/15/2046	100	92
3.375%, 02/15/2025	150	154
3.375%, 08/15/2025	65	67
3.300%, 02/01/2027	100	101
3.200%, 07/15/2036	100	94
3.150%, 02/15/2028	100	99
3.000%, 02/01/2024	250	254
2.750%, 03/01/2023	100	101
Council of Europe Development Bank
1.750%, 11/14/2019	50	50
1.625%, 03/10/2020	100	99
CRC Escrow Issuer
5.250%, 10/15/2025 (A)	294	296
CSC Holdings
10.875%, 10/15/2025 (A)	253	310
10.125%, 01/15/2023 (A)	300	343
6.625%, 10/15/2025 (A)	250	274
5.500%, 04/15/2027 (A)	85	88
5.250%, 06/01/2024	100	100
Daimler Finance North America
8.500%, 01/18/2031	50	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Darden Restaurants
3.850%, 05/01/2027	$30	$31
Delphi Automotive
3.150%, 11/19/2020	200	205
Delphi Technologies
5.000%, 10/01/2025 (A)	105	106
Diamond Resorts International
10.750%, 09/01/2024 (A)	75	80
7.750%, 09/01/2023 (A)	145	157
Discovery Communications
6.350%, 06/01/2040	100	117
5.200%, 09/20/2047	260	265
5.000%, 09/20/2037	240	248
3.950%, 03/20/2028	260	258
3.800%, 03/13/2024	100	102
2.950%, 03/20/2023	250	249
2.200%, 09/20/2019	215	215
DISH DBS
7.750%, 07/01/2026	326	357
5.875%, 11/15/2024	360	359
5.000%, 03/15/2023	300	290
Dollar General
3.875%, 04/15/2027	200	208
3.250%, 04/15/2023	100	103
Dollar Tree
5.750%, 03/01/2023	350	367
5.250%, 03/01/2020	105	107
DR Horton
4.000%, 02/15/2020	55	57
3.750%, 03/01/2019	45	46
Eldorado Resorts
6.000%, 04/01/2025	100	105
ESH Hospitality
5.250%, 05/01/2025 (A)	200	207
Expedia
5.000%, 02/15/2026	100	108
4.500%, 08/15/2024	50	53
Fiat Chrysler Automobiles
5.250%, 04/15/2023	200	212
4.500%, 04/15/2020	200	208
First Quality Finance
4.625%, 05/15/2021 (A)	100	101
Ford Motor
7.450%, 07/16/2031	200	260
5.291%, 12/08/2046	150	159
4.750%, 01/15/2043	125	123
Ford Motor Credit
5.875%, 08/02/2021	250	279
3.219%, 01/09/2022	200	203
2.979%, 08/03/2022	200	201
2.681%, 01/09/2020	200	202
2.425%, 06/12/2020	200	200

2	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ford Motor Credit MTN
4.389%, 01/08/2026	$200	$210
2.943%, 01/08/2019	400	404
General Motors
6.600%, 04/01/2036	100	120
6.250%, 10/02/2043	250	288
5.400%, 04/01/2048	50	53
5.150%, 04/01/2038	230	239
5.000%, 04/01/2035	50	52
4.200%, 10/01/2027	50	51
General Motors Financial
4.350%, 01/17/2027	70	72
4.000%, 01/15/2025	100	102
4.000%, 10/06/2026	50	50
3.950%, 04/13/2024	50	52
3.700%, 05/09/2023	35	36
3.450%, 01/14/2022	100	103
3.450%, 04/10/2022	150	153
3.200%, 07/13/2020	100	102
3.200%, 07/06/2021	150	153
3.150%, 06/30/2022	70	71
3.100%, 01/15/2019	150	152
2.400%, 05/09/2019	30	30
2.350%, 10/04/2019	50	50
George Washington University
4.868%, 09/15/2045	50	58
Golden Nugget
8.750%, 10/01/2025 (A)	100	103
6.750%, 10/15/2024 (A)	225	229
Goodyear Tire & Rubber
5.125%, 11/15/2023	150	154
5.000%, 05/31/2026	100	103
4.875%, 03/15/2027	155	158
Gray Television
5.875%, 07/15/2026 (A)	125	128
5.125%, 10/15/2024 (A)	100	100
Group 1 Automotive
5.000%, 06/01/2022	100	103
Guitar Center
6.500%, 04/15/2019 (A)	100	93
GW Honos Security
8.750%, 05/15/2025 (A)	85	91
Hanesbrands
4.875%, 05/15/2026 (A)	50	51
4.625%, 05/15/2024 (A)	176	181
Hasbro
3.500%, 09/15/2027	60	59
Hilton Domestic Operating
4.250%, 09/01/2024	170	174
Hilton Worldwide Finance
4.875%, 04/01/2027	115	121
4.625%, 04/01/2025	120	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Home Depot
5.875%, 12/16/2036	$200	$264
4.400%, 04/01/2021	100	107
4.400%, 03/15/2045	150	165
3.900%, 06/15/2047	150	154
3.500%, 09/15/2056	200	185
3.000%, 04/01/2026	100	101
2.800%, 09/14/2027	200	197
2.625%, 06/01/2022	150	153
2.000%, 06/15/2019	100	100
2.000%, 04/01/2021	50	50
1.800%, 06/05/2020	71	71
iHeartCommunications
9.000%, 12/15/2019	150	111
9.000%, 09/15/2022	400	289
IHO Verwaltungs GmbH
4.500% cash/5.250% PIK,
09/15/2023 (A)	200	206
International Game Technology
6.250%, 02/15/2022 (A)	300	330
5.625%, 02/15/2020 (A)	200	212
Jack Ohio Finance
6.750%, 11/15/2021 (A)	115	123
Jaguar Holding II
6.375%, 08/01/2023 (A)	152	159
Jaguar Land Rover Automotive
5.625%, 02/01/2023 (A)	150	154
4.500%, 10/01/2027 (A)	125	124
4.250%, 11/15/2019 (A)	150	155
JC Penney
5.875%, 07/01/2023 (A)	100	96
KFC Holding
5.250%, 06/01/2026 (A)	92	98
5.000%, 06/01/2024 (A)	262	276
4.750%, 06/01/2027 (A)	100	103
Kohl’s
4.750%, 12/15/2023	100	104
L Brands
5.625%, 10/15/2023	100	106
Laureate Education
8.250%, 05/01/2025 (A)	90	97
Lear
5.250%, 01/15/2025	70	75
3.800%, 09/15/2027	200	201
Lennar
4.750%, 04/01/2021	100	105
4.750%, 11/15/2022	200	211
4.500%, 04/30/2024	110	113
4.125%, 01/15/2022	120	124
Lions Gate Entertainment
5.875%, 11/01/2024 (A)	105	111

Adviser Managed Trust / Quarterly Report / October 31, 2017	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Live Nation Entertainment
4.875%, 11/01/2024 (A)	$115	$119
LKQ
4.750%, 05/15/2023	100	103
Lowe’s
4.625%, 04/15/2020	100	105
4.250%, 09/15/2044	50	53
4.050%, 05/03/2047	200	206
3.700%, 04/15/2046	150	147
3.375%, 09/15/2025	100	103
3.125%, 09/15/2024	100	102
3.100%, 05/03/2027	200	200
Macy’s Retail Holdings
4.500%, 12/15/2034	100	79
3.450%, 01/15/2021	50	50
2.875%, 02/15/2023	125	114
Magna International
3.625%, 06/15/2024	100	104
Marriott International
3.750%, 03/15/2025	100	103
3.125%, 10/15/2021	100	102
3.125%, 06/15/2026	50	50
2.300%, 01/15/2022	50	49
Massachusetts Institute of Technology
5.600%, 07/01/2111	100	134
Mattamy Group
6.500%, 10/01/2025 (A)	75	78
Mattel
2.350%, 05/06/2019	100	98
McDonald’s MTN
6.300%, 10/15/2037	150	198
4.875%, 12/09/2045	125	142
4.700%, 12/09/2035	175	194
3.700%, 01/30/2026	30	31
2.750%, 12/09/2020	120	123
2.100%, 12/07/2018	20	20
MDC Partners
6.500%, 05/01/2024 (A)	150	153
Men’s Wearhouse
7.000%, 07/01/2022	50	47
MGM Resorts International
6.750%, 10/01/2020	100	110
6.625%, 12/15/2021	300	335
6.000%, 03/15/2023	200	220
4.625%, 09/01/2026	100	100
Michaels Stores
5.875%, 12/15/2020 (A)	100	102
Mohegan Gaming & Entertainment
7.875%, 10/15/2024 (A)	55	59
NBCUniversal Media
5.950%, 04/01/2041	100	128
5.150%, 04/30/2020	350	377

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NCL
4.750%, 12/15/2021 (A)	$90	$94
Neiman Marcus Group
8.000%, 10/15/2021 (A)	200	118
Netflix
5.875%, 02/15/2025	138	149
5.500%, 02/15/2022	125	134
4.875%, 04/15/2028 (A)	200	199
4.375%, 11/15/2026 (A)	220	215
Newell Brands
5.500%, 04/01/2046	250	297
5.375%, 04/01/2036	30	35
4.200%, 04/01/2026	50	52
3.850%, 04/01/2023	60	63
3.150%, 04/01/2021	50	51
Newell Rubbermaid
4.000%, 12/01/2024	100	106
Nexstar Broadcasting
5.625%, 08/01/2024 (A)	82	84
NIKE
3.875%, 11/01/2045	100	102
3.375%, 11/01/2046	100	94
Nordstrom
5.000%, 01/15/2044	100	95
4.000%, 03/15/2027	100	98
Northwestern University
3.662%, 12/01/2057	25	25
Omnicom Group
3.625%, 05/01/2022	100	104
3.600%, 04/15/2026	100	102
O’Reilly Automotive
3.600%, 09/01/2027	100	100
3.550%, 03/15/2026	50	51
Penske Automotive Group
5.500%, 05/15/2026	105	108
PetSmart
8.875%, 06/01/2025 (A)	85	67
7.125%, 03/15/2023 (A)	283	216
5.875%, 06/01/2025 (A)	195	170
Pinnacle Entertainment
5.625%, 05/01/2024	60	62
President & Fellows of Harvard College
3.150%, 07/15/2046	100	96
Priceline Group
3.600%, 06/01/2026	50	51
3.550%, 03/15/2028	50	50
2.750%, 03/15/2023	50	50
Prime Security Services Borrower
9.250%, 05/15/2023 (A)	488	541
PulteGroup
5.500%, 03/01/2026	100	110
5.000%, 01/15/2027	107	112

4	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 03/01/2021	$100	$104
PVH
4.500%, 12/15/2022	100	102
Quebecor Media
5.750%, 01/15/2023	150	163
QVC
4.450%, 02/15/2025	100	102
Regal Entertainment Group
5.750%, 03/15/2022	50	52
Ritchie Bros Auctioneers
5.375%, 01/15/2025 (A)	25	26
RSI Home Products
6.500%, 03/15/2023 (A)	67	70
Sabre
5.375%, 04/15/2023 (A)	35	37
5.250%, 11/15/2023 (A)	145	152
Sally Holdings
5.625%, 12/01/2025	150	149
Scientific Games International
10.000%, 12/01/2022	350	387
7.000%, 01/01/2022 (A)	305	323
Scripps Networks Interactive
2.750%, 11/15/2019	100	101
Service International
5.375%, 05/15/2024	150	158
ServiceMaster
5.125%, 11/15/2024 (A)	130	134
Silversea Cruise Finance
7.250%, 02/01/2025 (A)	100	107
Simmons Foods
5.750%, 11/01/2024 (A)	74	74
Sinclair Television Group
6.125%, 10/01/2022	100	103
5.375%, 04/01/2021	150	154
Sirius XM Radio
6.000%, 07/15/2024 (A)	200	214
5.375%, 04/15/2025 (A)	175	184
5.375%, 07/15/2026 (A)	157	165
5.000%, 08/01/2027 (A)	260	262
4.625%, 05/15/2023 (A)	100	103
3.875%, 08/01/2022 (A)	141	144
Six Flags Entertainment
4.875%, 07/31/2024 (A)	200	206
Staples
8.500%, 09/15/2025 (A)	155	137
Starbucks
2.700%, 06/15/2022	200	203
Station Casinos
5.000%, 10/01/2025 (A)	134	134
Studio City
7.250%, 11/30/2021 (A)	200	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Summit Materials
6.125%, 07/15/2023	$150	$156
Tapestry
4.125%, 07/15/2027	50	50
Target
3.900%, 11/15/2047	100	98
3.500%, 07/01/2024	150	157
2.300%, 06/26/2019	300	303
Taylor Morrison Communities
5.250%, 04/15/2021 (A)	92	94
TEGNA
5.125%, 07/15/2020	250	256
Tempur Sealy International
5.500%, 06/15/2026	64	66
Tenneco
5.000%, 07/15/2026	105	108
Tesla
5.300%, 08/15/2025 (A)	294	284
Time
5.750%, 04/15/2022 (A)	100	101
Time Warner
6.250%, 03/29/2041	150	179
6.200%, 03/15/2040	275	322
3.600%, 07/15/2025	200	199
3.550%, 06/01/2024	200	203
2.950%, 07/15/2026	85	81
2.100%, 06/01/2019	350	350
Time Warner Cable
8.750%, 02/14/2019	100	108
8.250%, 04/01/2019	200	217
6.550%, 05/01/2037	100	117
5.875%, 11/15/2040	200	219
5.000%, 02/01/2020	250	263
4.500%, 09/15/2042	100	92
TJX
2.250%, 09/15/2026	150	140
Tops Holding
8.000%, 06/15/2022 (A)	83	50
Toyota Motor Credit MTN
3.300%, 01/12/2022	200	208
2.900%, 04/17/2024	50	51
2.800%, 07/13/2022	50	51
2.600%, 01/11/2022	100	101
2.250%, 10/18/2023	50	49
2.150%, 03/12/2020	200	201
2.150%, 09/08/2022	250	247
1.900%, 04/08/2021	50	50
1.700%, 02/19/2019	50	50
1.550%, 10/18/2019	50	50
Tribune Media
5.875%, 07/15/2022	200	207

Adviser Managed Trust / Quarterly Report / October 31, 2017	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Under Armour
3.250%, 06/15/2026	$100	$90
Unitymedia Hessen GmbH & KG
5.000%, 01/15/2025 (A)	200	208

University of Southern California
3.028%, 10/01/2039	250	234
Univision Communications
6.750%, 09/15/2022 (A)	48	50
5.125%, 05/15/2023 (A)	150	152
5.125%, 02/15/2025 (A)	247	245
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	106	105
5.875%, VAR ICE LIBOR USD 3 Month+3.895%, 02/28/2057	80	79
5.850%, 09/01/2043	100	101
4.850%, 12/15/2034	200	186
4.250%, 09/01/2023	125	129
Viking Cruises
5.875%, 09/15/2027 (A)	69	69
Walt Disney
3.000%, 02/13/2026	100	101
Walt Disney MTN
4.125%, 06/01/2044	125	133
3.000%, 07/30/2046	150	132
2.950%, 06/15/2027	200	199
2.350%, 12/01/2022	50	50
2.300%, 02/12/2021	100	101
1.850%, 07/30/2026	100	91
1.800%, 06/05/2020	150	150
Whirlpool
3.700%, 05/01/2025	200	206
WPP Finance
3.750%, 09/19/2024	100	103
Wyndham Worldwide
4.250%, 03/01/2022	100	102
Wynn Las Vegas
5.500%, 03/01/2025 (A)	300	316
5.250%, 05/15/2027 (A)	155	158
4.250%, 05/30/2023 (A)	50	52
ZF North America Capital
4.750%, 04/29/2025 (A)	250	263
4.500%, 04/29/2022 (A)	300	313
4.000%, 04/29/2020 (A)	50	52

		56,483

Consumer Staples — 1.8%
Alliance One International
9.875%, 07/15/2021	150	132
Altria Group
9.700%, 11/10/2018	106	114
9.250%, 08/06/2019	100	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 01/31/2044	$200	$240
4.000%, 01/31/2024	100	107
2.850%, 08/09/2022	100	101
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	500	562
4.700%, 02/01/2036	400	438
4.625%, 02/01/2044	100	109
3.700%, 02/01/2024	300	314
3.650%, 02/01/2026	400	413
3.300%, 02/01/2023	300	309
2.650%, 02/01/2021	300	304
2.150%, 02/01/2019	62	62
1.900%, 02/01/2019	500	500
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	100	158
5.375%, 01/15/2020	200	214
4.439%, 10/06/2048	200	212
3.750%, 01/15/2022	250	264
3.750%, 07/15/2042	100	96
Archer-Daniels-Midland
4.479%, 03/01/2021	50	53
4.016%, 04/16/2043	100	104
3.750%, 09/15/2047	200	197
2.500%, 08/11/2026	100	96
Avon International Operations
7.875%, 08/15/2022 (A)	70	71
B&G Foods
5.250%, 04/01/2025	85	87
4.625%, 06/01/2021	100	102
Brown-Forman
4.500%, 07/15/2045	35	39
Bunge Finance
3.750%, 09/25/2027	30	30
3.500%, 11/24/2020	50	51
3.000%, 09/25/2022	230	230
Campbell Soup
4.500%, 02/15/2019	100	103
Chobani
7.500%, 04/15/2025 (A)	100	109
Clorox
3.100%, 10/01/2027	100	100
Coca-Cola
2.875%, 10/27/2025	200	203
2.450%, 11/01/2020	200	204
2.250%, 09/01/2026	50	48
1.650%, 11/01/2018	300	300
1.550%, 09/01/2021	50	49
Coca-Cola European Partners US
3.500%, 09/15/2020	100	104
Coca-Cola Femsa
2.375%, 11/26/2018	66	66

6	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Colgate-Palmolive MTN
4.000%, 08/15/2045	$50	$52
3.250%, 03/15/2024	50	52
2.300%, 05/03/2022	100	100
1.750%, 03/15/2019	50	50
Conagra Brands
3.200%, 01/25/2023	118	120
Constellation Brands
6.000%, 05/01/2022	30	34
4.500%, 05/09/2047	20	21
4.250%, 05/01/2023	90	96
3.875%, 11/15/2019	20	21
3.750%, 05/01/2021	25	26
3.500%, 05/09/2027	15	15
2.700%, 05/09/2022	15	15
2.650%, 11/07/2022	100	100
Costco Wholesale
3.000%, 05/18/2027	100	100
2.300%, 05/18/2022	100	100
1.700%, 12/15/2019	100	100
Cott Beverages
5.375%, 07/01/2022	100	104
Cott Holdings
5.500%, 04/01/2025 (A)	95	98
CVS Health
5.300%, 12/05/2043	50	57
5.125%, 07/20/2045	255	285
4.875%, 07/20/2035	100	110
4.000%, 12/05/2023	100	106
3.875%, 07/20/2025	200	206
2.875%, 06/01/2026	100	95
2.800%, 07/20/2020	200	202
2.750%, 12/01/2022	100	100
2.250%, 12/05/2018	125	125
2.125%, 06/01/2021	50	49
Dean Foods
6.500%, 03/15/2023 (A)	147	147
Diageo Capital
2.625%, 04/29/2023	100	101
Diageo Investment
4.250%, 05/11/2042	100	108
2.875%, 05/11/2022	150	153
Dr Pepper Snapple Group
4.500%, 11/15/2045 (A)	130	139
2.550%, 09/15/2026	100	94
Energizer Holdings
5.500%, 06/15/2025 (A)	113	119
Estee Lauder
4.375%, 06/15/2045	50	54
4.150%, 03/15/2047	50	53
3.150%, 03/15/2027	50	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fresh Market
9.750%, 05/01/2023 (A)	$100	$57
General Mills
3.150%, 12/15/2021	200	205
2.600%, 10/12/2022	200	200
Hershey
3.200%, 08/21/2025	100	102
HRG Group
7.875%, 07/15/2019	100	101
7.750%, 01/15/2022	200	209
Ingles Markets
5.750%, 06/15/2023	100	98
Ingredion
3.200%, 10/01/2026	100	98
JBS USA LUX
5.875%, 07/15/2024 (A)	250	246
5.750%, 06/15/2025 (A)	100	97
JM Smucker
4.375%, 03/15/2045	100	104
4.250%, 03/15/2035	20	21
3.500%, 03/15/2025	100	102
Kellogg
4.000%, 12/15/2020	200	210
Kimberly-Clark
6.625%, 08/01/2037	100	141
3.050%, 08/15/2025	50	51
2.750%, 02/15/2026	50	49
1.400%, 02/15/2019	35	35
Kraft Foods Group
5.000%, 06/04/2042	100	107
3.500%, 06/06/2022	100	103
Kraft Heinz Foods
6.875%, 01/26/2039	100	129
6.500%, 02/09/2040	100	125
5.200%, 07/15/2045	100	109
4.375%, 06/01/2046	60	59
3.950%, 07/15/2025	100	104
3.000%, 06/01/2026	55	53
2.800%, 07/02/2020	200	203
Kroger
4.000%, 02/01/2024	200	208
3.875%, 10/15/2046	100	89
3.700%, 08/01/2027	35	35
2.000%, 01/15/2019	200	200
Kronos Acquisition Holdings
9.000%, 08/15/2023 (A)	115	111
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	75	79
4.625%, 11/01/2024 (A)	145	151
McCormick
3.400%, 08/15/2027	200	202

Adviser Managed Trust / Quarterly Report / October 31, 2017	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mead Johnson Nutrition
4.125%, 11/15/2025	$30	$32
3.000%, 11/15/2020	230	235
Molson Coors Brewing
5.000%, 05/01/2042	93	103
4.200%, 07/15/2046	40	39
3.000%, 07/15/2026	200	195
1.450%, 07/15/2019	25	25
Mondelez International
4.000%, 02/01/2024	200	212
PepsiCo
5.500%, 01/15/2040	100	126
4.600%, 07/17/2045	145	165
4.500%, 01/15/2020	200	211
4.250%, 10/22/2044	100	107
4.000%, 05/02/2047	135	141
3.600%, 03/01/2024	200	212
3.500%, 07/17/2025	100	105
3.000%, 10/15/2027	250	249
2.750%, 03/05/2022	150	153
2.250%, 05/02/2022	50	50
2.000%, 04/15/2021	250	249
1.550%, 05/02/2019	50	50
1.350%, 10/04/2019	100	99
Philip Morris International
6.375%, 05/16/2038	200	267
4.500%, 03/26/2020	100	106
4.250%, 11/10/2044	50	52
4.125%, 03/04/2043	50	51
3.125%, 08/17/2027	100	100
3.125%, 03/02/2028	50	50
2.750%, 02/25/2026	50	49
2.625%, 02/18/2022	25	25
2.500%, 11/02/2022	50	50
2.375%, 08/17/2022	100	99
2.125%, 05/10/2023	25	24
2.000%, 02/21/2020	35	35
1.875%, 11/01/2019	50	50
1.875%, 02/25/2021	50	50
1.625%, 02/21/2019	50	50
1.375%, 02/25/2019	30	30
Pilgrim’s Pride
5.875%, 09/30/2027 (A)	67	69
5.750%, 03/15/2025 (A)	133	141
Post Holdings
5.750%, 03/01/2027 (A)	205	213
5.500%, 03/01/2025 (A)	295	308
5.000%, 08/15/2026 (A)	273	274
Procter & Gamble
5.550%, 03/05/2037	100	132
3.100%, 08/15/2023	100	104
2.850%, 08/11/2027	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 11/03/2026	$50	$48
2.150%, 08/11/2022	100	100
1.700%, 11/03/2021	100	98
Revlon Consumer Products
5.750%, 02/15/2021	100	86
Reynolds American
6.875%, 05/01/2020	100	111
5.850%, 08/15/2045	100	123
5.700%, 08/15/2035	100	118
4.450%, 06/12/2025	100	108
3.250%, 06/12/2020	254	260
Rite Aid
6.750%, 06/15/2021	200	199
6.125%, 04/01/2023 (A)	165	153
Skandinaviska Enskilda Banken
1.875%, 09/13/2021	250	246
Spectrum Brands
5.750%, 07/15/2025	249	264
Sysco
4.850%, 10/01/2045	15	17
3.750%, 10/01/2025	25	26
3.300%, 07/15/2026	100	101
2.600%, 10/01/2020	150	152
TreeHouse Foods
6.000%, 02/15/2024 (A)	120	128
Tyson Foods
4.500%, 06/15/2022	100	108
3.950%, 08/15/2024	150	158
2.250%, 08/23/2021	35	35
Unilever Capital
5.900%, 11/15/2032	100	132
4.250%, 02/10/2021	100	106
1.375%, 07/28/2021	100	97
US Foods
5.875%, 06/15/2024 (A)	115	121
Vector Group
6.125%, 02/01/2025 (A)	80	83
Walgreens Boots Alliance
4.800%, 11/18/2044	100	104
4.650%, 06/01/2046	200	205
3.800%, 11/18/2024	100	103
3.450%, 06/01/2026	30	29
3.300%, 11/18/2021	100	103
Wal-Mart Stores
3.625%, 12/15/2047	225	230
3.300%, 04/22/2024	200	209
3.250%, 10/25/2020	100	104
2.650%, 12/15/2024	250	250
2.550%, 04/11/2023	150	151
2.350%, 12/15/2022	250	250
1.900%, 12/15/2020	250	249
1.750%, 10/09/2019	230	230

8	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WhiteWave Foods
5.375%, 10/01/2022	$25	$28
Whole Foods Market
5.200%, 12/03/2025	100	115

		25,583

Energy — 3.4%
Alta Mesa Holdings
7.875%, 12/15/2024 (A)	80	87
Anadarko Petroleum
6.600%, 03/15/2046	150	190
6.450%, 09/15/2036	125	152
4.850%, 03/15/2021	250	265
Andeavor
5.375%, 10/01/2022	200	205
5.125%, 12/15/2026 (A)	50	56
Andeavor Logistics
6.250%, 10/15/2022	110	117
6.125%, 10/15/2021	100	103
5.250%, 01/15/2025	240	258
Antero Midstream Partners
5.375%, 09/15/2024	50	52
Antero Resources
5.625%, 06/01/2023	44	46
5.375%, 11/01/2021	200	205
5.125%, 12/01/2022	200	206
5.000%, 03/01/2025	50	51
Apache
5.100%, 09/01/2040	200	213
4.750%, 04/15/2043	100	102
3.250%, 04/15/2022	100	102
Ascent Resources Utica Holdings
10.000%, 04/01/2022 (A)	225	244
Baker Hughes
5.125%, 09/15/2040	100	116
Blue Racer Midstream
6.125%, 11/15/2022 (A)	128	133
Boardwalk Pipelines
5.950%, 06/01/2026	100	113
BP Capital Markets
3.994%, 09/26/2023	38	41
3.723%, 11/28/2028	30	31
3.588%, 04/14/2027	100	104
3.535%, 11/04/2024	100	104
3.506%, 03/17/2025	200	207
3.245%, 05/06/2022	100	104
3.224%, 04/14/2024	100	102
3.216%, 11/28/2023	50	51
3.119%, 05/04/2026	100	101
2.520%, 09/19/2022	100	100
2.315%, 02/13/2020	200	202
2.237%, 05/10/2019	200	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.112%, 09/16/2021	$150	$149
1.768%, 09/19/2019	200	200
1.676%, 05/03/2019	47	47
Buckeye Partners
2.650%, 11/15/2018	150	151
California Resources
8.000%, 12/15/2022 (A)	298	197
Callon Petroleum
6.125%, 10/01/2024	100	104
Calumet Specialty Products Partners
6.500%, 04/15/2021	100	98
Canadian Natural Resources
6.250%, 03/15/2038	150	186
3.900%, 02/01/2025	100	103
3.850%, 06/01/2027	50	51
2.950%, 01/15/2023	50	50
Canadian Natural Resources MTN
4.950%, 06/01/2047	25	27
Carrizo Oil & Gas
6.250%, 04/15/2023	115	117
Cenovus Energy
5.700%, 10/15/2019	65	69
5.400%, 06/15/2047 (A)	50	52
5.250%, 06/15/2037 (A)	35	36
4.450%, 09/15/2042	105	96
4.250%, 04/15/2027 (A)	100	100
3.000%, 08/15/2022	50	49
Cheniere Corpus Christi Holdings
7.000%, 06/30/2024	150	171
5.875%, 03/31/2025	350	379
5.125%, 06/30/2027 (A)	220	227
Cheniere Energy Partners
5.250%, 10/01/2025 (A)	218	225
Chesapeake Energy
8.000%, 12/15/2022 (A)	245	263
8.000%, 01/15/2025 (A)	127	127
8.000%, 06/15/2027 (A)	198	191
Chevron
4.950%, 03/03/2019	225	234
3.326%, 11/17/2025	50	52
3.191%, 06/24/2023	100	104
2.954%, 05/16/2026	100	100
2.895%, 03/03/2024	50	51
2.566%, 05/16/2023	100	100
2.498%, 03/03/2022	50	50
2.419%, 11/17/2020	50	51
2.355%, 12/05/2022	100	100
2.193%, 11/15/2019	125	126
2.100%, 05/16/2021	100	100
1.991%, 03/03/2020	31	31
1.790%, 11/16/2018	50	50
1.561%, 05/16/2019	100	100

Adviser Managed Trust / Quarterly Report / October 31, 2017	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cimarex Energy
3.900%, 05/15/2027	$55	$57
CNOOC Nexen Finance
4.250%, 04/30/2024	400	426
Columbia Pipeline Group
3.300%, 06/01/2020	150	154
Comstock Resources
10.000% cash/0% PIK, 03/15/2020	100	103
ConocoPhillips
6.500%, 02/01/2039	225	308
4.950%, 03/15/2026	50	57
4.200%, 03/15/2021	100	106
4.150%, 11/15/2034	100	106
3.350%, 11/15/2024	250	259
3.350%, 05/15/2025	95	98
2.400%, 12/15/2022	150	149
CONSOL Energy
8.000%, 04/01/2023	50	53
5.875%, 04/15/2022	350	357
Continental Resources
4.500%, 04/15/2023	200	202
3.800%, 06/01/2024	150	146
Crestwood Midstream Partners
6.250%, 04/01/2023	70	73
5.750%, 04/01/2025	105	108
CrownRock
5.625%, 10/15/2025 (A)	194	197
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	100	95
3.875%, 03/15/2023	100	99
Denbury Resources
9.000%, 05/15/2021 (A)	74	72
5.500%, 05/01/2022	112	70
4.625%, 07/15/2023	156	89
Devon Energy
5.600%, 07/15/2041	100	112
5.000%, 06/15/2045	150	160
3.250%, 05/15/2022	100	101
Devon Financing
7.875%, 09/30/2031	100	132
Diamond Offshore Drilling
7.875%, 08/15/2025	83	89
Diamondback Energy
5.375%, 05/31/2025	50	52
Eclipse Resources
8.875%, 07/15/2023	100	102
Ecopetrol
5.875%, 09/18/2023	100	113
5.875%, 05/28/2045	200	198
4.125%, 01/16/2025	225	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Enable Midstream Partners
2.400%, 05/15/2019	$100	$100
Enbridge
5.500%, 12/01/2046	50	59
5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/2077	100	103
4.250%, 12/01/2026	100	105
3.700%, 07/15/2027	50	51
2.900%, 07/15/2022	50	50
Enbridge Energy Partners
9.875%, 03/01/2019	50	55
7.375%, 10/15/2045	150	198
5.500%, 09/15/2040	100	108
Encana
6.500%, 02/01/2038	200	249
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	100	104
Energy Transfer
6.125%, 12/15/2045	100	109
5.950%, 10/01/2043	100	106
5.200%, 02/01/2022	100	109
5.150%, 03/15/2045	100	98
4.900%, 03/15/2035	250	247
4.750%, 01/15/2026	150	158
4.200%, 04/15/2027	50	51
3.600%, 02/01/2023	185	189
Energy Transfer Equity
5.875%, 01/15/2024	150	163
5.500%, 06/01/2027	195	206
4.250%, 03/15/2023	98	100
EnLink Midstream Partners
4.850%, 07/15/2026	45	47
4.400%, 04/01/2024	150	156
Ensco
5.200%, 03/15/2025	50	42
4.500%, 10/01/2024	120	99
Enterprise Products Operating
5.200%, 09/01/2020	100	108
5.100%, 02/15/2045	225	254
4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	200	206
4.850%, 08/15/2042	100	109
4.850%, 03/15/2044	250	272
3.950%, 02/15/2027	20	21
3.700%, 02/15/2026	100	103
3.350%, 03/15/2023	200	206
2.850%, 04/15/2021	30	30
2.550%, 10/15/2019	100	101
EOG Resources
3.150%, 04/01/2025	200	200
2.625%, 03/15/2023	100	99

10	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EP Energy
8.000%, 11/29/2024 (A)	$30	$31
8.000%, 02/15/2025 (A)	200	148
6.375%, 06/15/2023	118	70
EQT
3.900%, 10/01/2027	250	249
3.000%, 10/01/2022	235	234
EQT Midstream Partners
4.125%, 12/01/2026	35	35
Extraction Oil & Gas
7.875%, 07/15/2021 (A)	66	70
Exxon Mobil
4.114%, 03/01/2046	200	218
3.567%, 03/06/2045	50	50
3.043%, 03/01/2026	100	102
2.726%, 03/01/2023	200	203
2.709%, 03/06/2025	100	101
2.222%, 03/01/2021	40	40
1.912%, 03/06/2020	100	100
1.708%, 03/01/2019	100	100
Genesis Energy
6.750%, 08/01/2022	100	103
6.500%, 10/01/2025	70	71
Gulfport Energy
6.375%, 05/15/2025	100	101
6.000%, 10/15/2024	135	135
Halcon Resources
6.750%, 02/15/2025 (A)	23	24
Halliburton
7.450%, 09/15/2039	100	141
5.000%, 11/15/2045	100	112
4.850%, 11/15/2035	100	110
3.800%, 11/15/2025	100	104
3.500%, 08/01/2023	100	104
Hess
7.125%, 03/15/2033	100	120
5.600%, 02/15/2041	50	52
4.300%, 04/01/2027	150	151
Hilcorp Energy I
5.750%, 10/01/2025 (A)	167	171
Holly Energy Partners
6.000%, 08/01/2024 (A)	116	122
Husky Energy
4.000%, 04/15/2024	200	208
Jonah Energy
7.250%, 10/15/2025 (A)	91	91
Jupiter Resources
8.500%, 10/01/2022 (A)	150	107
KCA Deutag UK Finance
9.875%, 04/01/2022 (A)	200	209
Kinder Morgan
5.550%, 06/01/2045	100	109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.300%, 12/01/2034	$250	$268
5.050%, 02/15/2046	90	93
4.300%, 06/01/2025	100	105
3.150%, 01/15/2023	200	201
3.050%, 12/01/2019	325	331
Kinder Morgan Energy Partners
5.500%, 03/01/2044	250	267
4.300%, 05/01/2024	200	210
4.250%, 09/01/2024	100	104
2.650%, 02/01/2019	100	101
Magellan Midstream Partners
4.200%, 10/03/2047	200	197
Marathon Oil
5.200%, 06/01/2045	50	52
4.400%, 07/15/2027	100	103
2.800%, 11/01/2022	100	98
Marathon Petroleum
6.500%, 03/01/2041	150	184
5.125%, 03/01/2021	50	54
2.700%, 12/14/2018	50	50
Matador Resources
6.875%, 04/15/2023	100	106
McDermott International
8.000%, 05/01/2021 (A)	100	103
MEG Energy
7.000%, 03/31/2024 (A)	100	91
6.500%, 01/15/2025 (A)	55	55
6.375%, 01/30/2023 (A)	100	91
MPLX
5.200%, 03/01/2047	50	54
4.875%, 06/01/2025	100	108
4.500%, 07/15/2023	150	160
4.125%, 03/01/2027	50	52
Murphy Oil
6.875%, 08/15/2024	85	92
5.750%, 08/15/2025	102	105
4.700%, 12/01/2022	50	50
Murray Energy
11.250%, 04/15/2021 (A)	150	82
Nabors Industries
5.500%, 01/15/2023	100	95
National Oilwell Varco
3.950%, 12/01/2042	100	86
2.600%, 12/01/2022	100	99
Navios Maritime Acquisition
8.125%, 11/15/2021 (A)	100	88
Newfield Exploration
5.375%, 01/01/2026	77	82
Nexen Energy
6.400%, 05/15/2037	200	261
NGL Energy Partners
7.500%, 11/01/2023	120	120

Adviser Managed Trust / Quarterly Report / October 31, 2017	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NGPL PipeCo
4.875%, 08/15/2027 (A)	$185	$192
4.375%, 08/15/2022 (A)	40	41
Noble Energy
5.250%, 11/15/2043	100	107
5.050%, 11/15/2044	150	157
4.150%, 12/15/2021	50	53
3.900%, 11/15/2024	100	103
3.850%, 01/15/2028	200	201
Noble Holding International
7.750%, 01/15/2024	125	112
NuStar Logistics
5.625%, 04/28/2027	90	95
Oasis Petroleum
6.875%, 03/15/2022	200	205
Occidental Petroleum
4.400%, 04/15/2046	50	54
4.100%, 02/01/2021	200	211
3.000%, 02/15/2027	100	100
2.700%, 02/15/2023	100	101
ONEOK
6.000%, 06/15/2035	100	113
4.000%, 07/13/2027	55	56
ONEOK Partners
6.200%, 09/15/2043	50	59
Pacific Drilling
5.375%, 06/01/2020 (A)	100	35
Parsley Energy
5.625%, 10/15/2027 (A)	75	77
5.375%, 01/15/2025 (A)	100	102
PBF Holding
7.250%, 06/15/2025 (A)	150	155
PBF Logistics
6.875%, 05/15/2023 (A)	38	39
Peabody Energy
6.375%, 03/31/2025 (A)	155	160
6.000%, 03/31/2022 (A)	50	51
Petrofac
3.400%, 10/10/2018 (A)	80	79
Petroleos Mexicanos
6.625%, 06/15/2035	300	317
6.500%, 03/13/2027 (A)	225	246
6.500%, 06/02/2041	260	263
6.375%, 02/04/2021	300	326
5.625%, 01/23/2046	300	272
4.500%, 01/23/2026	150	148
3.500%, 07/23/2020	250	254
3.500%, 01/30/2023	250	244
2.378%, 04/15/2025	71	71
Petroleos Mexicanos MTN
6.875%, 08/04/2026	100	112
6.750%, 09/21/2047 (A)	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 03/13/2027 (A)	$200	$218
5.500%, 02/04/2019	60	62
4.625%, 09/21/2023	120	123
PHI
5.250%, 03/15/2019	100	99
Phillips 66
5.875%, 05/01/2042	100	125
4.875%, 11/15/2044	100	111
4.650%, 11/15/2034	150	162
4.300%, 04/01/2022	150	161
Phillips 66 Partners
4.900%, 10/01/2046	25	26
3.550%, 10/01/2026	25	25
2.646%, 02/15/2020	150	151
Pioneer Natural Resources
3.950%, 07/15/2022	200	210
Plains All American Pipeline
4.700%, 06/15/2044	100	92
4.650%, 10/15/2025	100	104
4.500%, 12/15/2026	100	102
3.600%, 11/01/2024	100	98
2.600%, 12/15/2019	100	100
Puget Energy
5.625%, 07/15/2022	100	112
3.650%, 05/15/2025	50	51
Puget Sound Energy
4.300%, 05/20/2045	50	54
Puma International Financing
6.750%, 02/01/2021 (A)	200	205
Range Resources
5.000%, 03/15/2023	150	149
4.875%, 05/15/2025	138	133
Rice Energy
6.250%, 05/01/2022	150	157
Rockies Express Pipeline
6.000%, 01/15/2019 (A)	100	103
Rowan
7.375%, 06/15/2025	100	101
RSP Permian
6.625%, 10/01/2022	150	158
Sabine Pass Liquefaction
5.750%, 05/15/2024	175	196
5.625%, 02/01/2021	225	244
5.625%, 03/01/2025	175	195
4.200%, 03/15/2028	100	102
Sable Permian Resources
13.000%, 11/30/2020 (A)	75	87
7.375%, 11/01/2021 (A)	100	85
7.125%, 11/01/2020 (A)	100	86
Sanchez Energy
7.750%, 06/15/2021	100	93
6.125%, 01/15/2023	200	167

12	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Schlumberger Investment
3.650%, 12/01/2023	$100	$106
SESI
7.750%, 09/15/2024 (A)	70	72
Seven Generations Energy
5.375%, 09/30/2025 (A)	96	97
Shell International Finance BV
6.375%, 12/15/2038	200	275
4.375%, 03/25/2020	100	106
4.375%, 05/11/2045	100	108
4.300%, 09/22/2019	150	156
4.125%, 05/11/2035	200	214
4.000%, 05/10/2046	50	51
3.750%, 09/12/2046	50	49
2.875%, 05/10/2026	50	50
2.500%, 09/12/2026	50	48
2.250%, 11/10/2020	150	151
2.250%, 01/06/2023	100	99
2.125%, 05/11/2020	200	201
1.875%, 05/10/2021	50	50
1.750%, 09/12/2021	50	49
1.625%, 11/10/2018	100	100
1.375%, 05/10/2019	50	50
1.375%, 09/12/2019	50	50
SM Energy
6.750%, 09/15/2026	100	103
6.125%, 11/15/2022	30	30
5.625%, 06/01/2025	113	110
5.000%, 01/15/2024	100	95
Southwestern Energy
7.750%, 10/01/2027	80	83
7.500%, 04/01/2026	170	177
6.700%, 01/23/2025	100	102
Spectra Energy Partners
4.750%, 03/15/2024	100	109
3.500%, 03/15/2025	100	102
Statoil
4.800%, 11/08/2043	100	116
3.700%, 03/01/2024	200	211
2.250%, 11/08/2019	250	252
Summit Midstream Holdings
5.750%, 04/15/2025	90	92
Suncor Energy
6.850%, 06/01/2039	150	208
6.500%, 06/15/2038	200	267
Sunoco
6.375%, 04/01/2023	83	88
6.250%, 04/15/2021	156	163
5.500%, 08/01/2020	20	21
Sunoco Logistics Partners Operations
5.400%, 10/01/2047	200	203
5.350%, 05/15/2045	125	125

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 10/01/2027	$200	$199
3.900%, 07/15/2026	100	99
Tallgrass Energy Partners
5.500%, 09/15/2024 (A)	95	98
5.500%, 01/15/2028 (A)	113	116
Targa Resources Partners
6.750%, 03/15/2024	100	108
5.250%, 05/01/2023	100	103
5.125%, 02/01/2025	50	52
5.000%, 01/15/2028 (A)	100	100
4.250%, 11/15/2023	150	149
4.125%, 11/15/2019	115	116
TC PipeLines
3.900%, 05/25/2027	20	20
Total Capital International
3.750%, 04/10/2024	150	159
2.875%, 02/17/2022	100	102
2.700%, 01/25/2023	100	101
2.100%, 06/19/2019	250	252
TransCanada PipeLines
6.200%, 10/15/2037	250	330
4.875%, 01/15/2026	100	113
2.500%, 08/01/2022	100	100
Transocean
9.000%, 07/15/2023 (A)	225	244
7.500%, 01/15/2026 (A)	157	162
Transocean Phoenix 2
7.750%, 10/15/2024 (A)	113	121
Tullow Oil
6.250%, 04/15/2022 (A)	200	199
Ultra Resources
7.125%, 04/15/2025 (A)	50	50
6.875%, 04/15/2022 (A)	150	151
Valero Energy
6.625%, 06/15/2037	100	128
3.650%, 03/15/2025	200	207
Valero Energy Partners
4.375%, 12/15/2026	20	21
Vine Oil & Gas
8.750%, 04/15/2023 (A)	100	98
Weatherford International
9.875%, 02/15/2024	80	86
8.250%, 06/15/2023	39	39
7.750%, 06/15/2021	219	225
Western Gas Partners
5.450%, 04/01/2044	150	159
4.650%, 07/01/2026	150	157
3.950%, 06/01/2025	100	101
Whiting Petroleum
5.750%, 03/15/2021	100	101
5.000%, 03/15/2019	200	201

Adviser Managed Trust / Quarterly Report / October 31, 2017	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WildHorse Resource Development
6.875%, 02/01/2025 (A)	$79	$78
Williams
4.550%, 06/24/2024	300	313
Williams Partners
6.300%, 04/15/2040	100	122
4.900%, 01/15/2045	150	155
4.875%, 03/15/2024	125	131
4.300%, 03/04/2024	260	275
3.900%, 01/15/2025	100	103
3.750%, 06/15/2027	200	201
3.600%, 03/15/2022	150	155
WPX Energy
5.250%, 09/15/2024	183	184
XTO Energy
6.500%, 12/15/2018	100	105

		47,750

Financials — 7.9%
Aflac
3.625%, 11/15/2024	100	105
2.400%, 03/16/2020	100	101
African Development Bank
1.875%, 03/16/2020	250	250
1.250%, 07/26/2021	100	97
1.125%, 09/20/2019	100	99
Alliant Holdings Intermediate
8.250%, 08/01/2023 (A)	150	160
Allstate
5.950%, 04/01/2036	100	128
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	100	109
Ally Financial
5.750%, 11/20/2025	100	110
4.625%, 03/30/2025	200	213
4.125%, 02/13/2022	200	208
3.750%, 11/18/2019	275	281
3.500%, 01/27/2019	200	202
3.250%, 11/05/2018	100	101
American Equity Investment Life Holding
5.000%, 06/15/2027	55	58
American Express
4.050%, 12/03/2042	100	103
3.000%, 10/30/2024	250	250
2.650%, 12/02/2022	100	100
2.500%, 08/01/2022	100	100
2.200%, 10/30/2020	190	189
American Express Credit MTN
3.300%, 05/03/2027	130	132
2.375%, 05/26/2020	50	50
2.250%, 08/15/2019	100	101
2.250%, 05/05/2021	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.875%, 05/03/2019	$115	$115
American Financial Group
3.500%, 08/15/2026	50	50
American International Group
4.500%, 07/16/2044	250	262
4.125%, 02/15/2024	100	106
3.875%, 01/15/2035	100	99
3.300%, 03/01/2021	150	155
2.300%, 07/16/2019	200	201
Ameriprise Financial
3.700%, 10/15/2024	100	105
Andina de Fomento
4.375%, 06/15/2022	100	108
2.200%, 07/18/2020	200	200
Aon
8.205%, 01/01/2027	100	131
4.600%, 06/14/2044	100	109
3.500%, 06/14/2024	200	206
Arch Capital Group
5.144%, 11/01/2043	150	169
Ares Capital
3.625%, 01/19/2022	100	101
3.500%, 02/10/2023	100	99
Asian Development Bank MTN
2.625%, 01/12/2027	200	202
2.000%, 02/16/2022	200	199
2.000%, 01/22/2025	150	146
2.000%, 04/24/2026	100	97
1.875%, 04/12/2019	100	100
1.875%, 08/10/2022	100	99
1.750%, 01/10/2020	200	200
1.750%, 09/13/2022	200	196
1.750%, 08/14/2026	100	94
1.625%, 05/05/2020	300	299
1.625%, 08/26/2020	100	99
1.625%, 03/16/2021	150	148
1.500%, 01/22/2020	350	348
1.375%, 01/15/2019	100	100
ASP AMC Merger
8.000%, 05/15/2025 (A)	120	116
AssuredPartners
7.000%, 08/15/2025 (A)	64	67
Australia & New Zealand Banking Group NY
2.550%, 11/23/2021	250	250
Australia & New Zealand Banking Group NY MTN
3.700%, 11/16/2025	250	266
Banco Santander
3.800%, 02/23/2028	200	200
3.125%, 02/23/2023	200	201
Bank of America
7.750%, 05/14/2038	275	406

14	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.110%, 01/29/2037	$150	$188
Bank of America MTN
5.625%, 07/01/2020	200	217
5.000%, 05/13/2021	250	271
5.000%, 01/21/2044	150	174
4.750%, 04/21/2045	40	44
4.443%, VAR ICE LIBOR USD 3 Month+1.990%, 01/20/2048	200	217
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	100	106
4.183%, 11/25/2027	150	156
4.100%, 07/24/2023	415	441
4.000%, 04/01/2024	285	302
4.000%, 01/22/2025	250	259
3.875%, 08/01/2025	100	105
3.824%, VAR ICE LIBOR USD 3 Month+1.575%, 01/20/2028	200	206
3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	200	205
3.500%, 04/19/2026	300	305
3.248%, 10/21/2027	200	197
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/2025	200	199
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/2023	100	101
2.650%, 04/01/2019	300	302
2.625%, 10/19/2020	100	101
2.625%, 04/19/2021	100	101
2.369%, VAR ICE LIBOR USD 3 Month+0.660%, 07/21/2021	200	200
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/2021	200	199
2.250%, 04/21/2020	150	150
2.151%, 11/09/2020	250	249
Bank of Montreal MTN
2.350%, 09/11/2022	300	297
2.100%, 12/12/2019	65	65
1.900%, 08/27/2021	100	98
1.750%, 09/11/2019	100	100
Bank of New York Mellon
3.550%, 09/23/2021	100	104
Bank of New York Mellon MTN
3.442%, VAR ICE LIBOR USD 3 Month+1.069%, 02/07/2028	100	102
3.300%, 08/23/2029	200	199
3.000%, 02/24/2025	150	151
3.000%, 10/30/2028	85	83
2.800%, 05/04/2026	50	49
2.661%, VAR ICE LIBOR USD 3 Month+0.634%, 05/16/2023	200	200
2.600%, 08/17/2020	200	203
2.600%, 02/07/2022	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 11/27/2020	$50	$51
2.300%, 09/11/2019	200	201
2.050%, 05/03/2021	50	50
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	300	302
2.800%, 07/21/2021	50	51
2.450%, 03/22/2021	250	251
2.450%, 09/19/2022	200	199
2.150%, 07/14/2020	200	200
1.875%, 04/26/2021	300	297
1.650%, 06/14/2019	150	149
Barclays
5.250%, 08/17/2045	200	228
4.836%, 05/09/2028	200	209
4.375%, 01/12/2026	200	210
4.337%, 01/10/2028	200	207
3.650%, 03/16/2025	250	251
3.250%, 01/12/2021	300	305
BB&T MTN
2.850%, 10/26/2024	200	199
2.625%, 06/29/2020	100	102
2.450%, 01/15/2020	150	151
2.150%, 02/01/2021	200	200
Berkshire Hathaway
4.500%, 02/11/2043	50	57
3.125%, 03/15/2026	35	35
3.000%, 02/11/2023	150	154
2.750%, 03/15/2023	200	203
2.200%, 03/15/2021	35	35
2.100%, 08/14/2019	200	201
Berkshire Hathaway Finance
4.250%, 01/15/2021	100	107
1.700%, 03/15/2019	60	60
BlackRock
3.500%, 03/18/2024	200	209
BNP Paribas
2.375%, 05/21/2020	200	202
BNP Paribas MTN
5.000%, 01/15/2021	150	162
2.450%, 03/17/2019	300	303
BPCE
2.500%, 12/10/2018	320	322
Branch Banking & Trust
3.625%, 09/16/2025	250	260
2.625%, 01/15/2022	250	253
Brighthouse Financial
4.700%, 06/22/2047 (A)	50	50
3.700%, 06/22/2027 (A)	50	49
Brookfield Finance
4.700%, 09/20/2047	200	204
4.000%, 04/01/2024	100	104

Adviser Managed Trust / Quarterly Report / October 31, 2017	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Canadian Imperial Bank of Commerce
2.100%, 10/05/2020	$250	$249
1.600%, 09/06/2019	100	100
Capital One
2.650%, 08/08/2022	250	249
2.250%, 09/13/2021	250	246
Capital One Bank USA
2.250%, 02/13/2019	350	351
Capital One Financial
3.750%, 07/28/2026	50	50
3.750%, 03/09/2027	50	51
3.200%, 02/05/2025	100	99
3.050%, 03/09/2022	200	203
2.500%, 05/12/2020	49	49
Cboe Global Markets
1.950%, 06/28/2019	30	30
Charles Schwab
3.450%, 02/13/2026	70	72
3.200%, 03/02/2027	100	101
Chubb INA Holdings
3.350%, 05/15/2024	200	207
3.150%, 03/15/2025	100	102
2.300%, 11/03/2020	200	201
CIT Group
5.000%, 08/01/2023	100	108
3.875%, 02/19/2019	100	102
Citibank
2.125%, 10/20/2020	200	199
2.100%, 06/12/2020	300	300
2.000%, 03/20/2019	250	250
1.850%, 09/18/2019	250	250
Citigroup
6.675%, 09/13/2043	90	123
6.125%, 08/25/2036	200	250
4.750%, 05/18/2046	250	271
4.650%, 07/30/2045	100	111
4.600%, 03/09/2026	35	37
4.450%, 09/29/2027	500	528
3.875%, 03/26/2025	300	308
3.700%, 01/12/2026	300	309
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	50	51
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	200	199
3.400%, 05/01/2026	150	151
3.300%, 04/27/2025	300	304
3.200%, 10/21/2026	200	198
2.900%, 12/08/2021	300	303
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/2023	250	250
2.700%, 03/30/2021	100	101
2.700%, 10/27/2022	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 10/26/2020	$200	$202
2.350%, 08/02/2021	50	50
2.050%, 12/07/2018	150	150
Citizens Bank
2.250%, 03/02/2020	250	250
Citizens Financial Group
2.375%, 07/28/2021	30	30
CME Group
3.000%, 03/15/2025	100	102
CNA Financial
4.500%, 03/01/2026	100	107
3.450%, 08/15/2027	50	50
CNO Financial Group
5.250%, 05/30/2025	90	96
Commonwealth Bank of Australia MTN
2.300%, 03/12/2020	250	251
Cooperatieve Rabobank
5.250%, 08/04/2045	250	298
4.625%, 12/01/2023	250	271
3.750%, 07/21/2026	250	255
Cooperatieve Rabobank MTN
3.875%, 02/08/2022	250	265
2.500%, 01/19/2021	250	253
Credit Suisse MTN
3.625%, 09/09/2024	250	260
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	281
3.800%, 06/09/2023	250	259
3.750%, 03/26/2025	250	257
3.450%, 04/16/2021	250	257
Deutsche Bank
4.500%, 04/01/2025	200	203
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Year Curr+2.248%, 05/24/2028	300	299
3.700%, 05/30/2024	250	254
3.375%, 05/12/2021	100	101
2.850%, 05/10/2019	100	101
Deutsche Bank NY
2.700%, 07/13/2020	100	100
Discover Bank
4.200%, 08/08/2023	250	266
Discover Financial Services
4.100%, 02/09/2027	40	41
3.850%, 11/21/2022	100	103
E*TRADE Financial
3.800%, 08/24/2027	200	201
2.950%, 08/24/2022	25	25
Enova International
9.750%, 06/01/2021	6	6

16	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	$250	$250
2.000%, 02/01/2021	200	200
1.750%, 06/14/2019	100	100
1.750%, 11/26/2019	200	200
1.625%, 05/05/2020	300	299
0.875%, 07/22/2019	250	246
European Investment Bank
2.875%, 09/15/2020	125	128
2.375%, 06/15/2022	250	253
2.250%, 03/15/2022	400	402
2.125%, 10/15/2021	500	501
2.000%, 03/15/2021	150	150
2.000%, 12/15/2022	300	298
1.875%, 02/10/2025	400	386
1.750%, 06/17/2019	200	200
1.750%, 05/15/2020	600	599
1.625%, 03/16/2020	100	100
1.625%, 08/14/2020	300	298
1.625%, 12/15/2020	500	496
1.625%, 06/15/2021	150	148
1.375%, 06/15/2020	300	296
1.250%, 12/16/2019	250	247
European Investment Bank MTN
1.375%, 09/15/2021	250	244
FBM Finance
8.250%, 08/15/2021 (A)	130	138
Fifth Third Bancorp
2.875%, 07/27/2020	150	153
Fifth Third Bank
2.200%, 10/30/2020	200	200
1.625%, 09/27/2019	200	199
First Republic Bank
4.625%, 02/13/2047	250	259
Franklin Resources
2.850%, 03/30/2025	150	149
Goldman Sachs Group
6.750%, 10/01/2037	625	825
6.250%, 02/01/2041	100	132
5.750%, 01/24/2022	130	145
4.750%, 10/21/2045	100	112
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	200	202
3.750%, 05/22/2025	250	257
3.750%, 02/25/2026	60	62
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	100	101
3.500%, 01/23/2025	300	305
3.500%, 11/16/2026	300	300
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/2025	145	144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.000%, 04/26/2022	$85	$86
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/2023	150	150
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/2022	200	200
2.875%, 02/25/2021	100	101
2.625%, 01/31/2019	250	252
2.600%, 04/23/2020	300	302
2.600%, 12/27/2020	200	201
2.550%, 10/23/2019	200	202
2.350%, 11/15/2021	200	198
2.300%, 12/13/2019	210	211
Goldman Sachs Group MTN
6.000%, 06/15/2020	350	383
4.800%, 07/08/2044	100	112
3.850%, 07/08/2024	200	208
Hartford Financial Services Group
5.500%, 03/30/2020	150	162
4.300%, 04/15/2043	100	104
HSBC
2.375%, 11/13/2019	300	302
2.350%, 03/05/2020	350	352
HSBC Finance
6.676%, 01/15/2021	87	98
HSBC Holdings
6.500%, 05/02/2036	200	260
6.500%, 09/15/2037	225	296
5.250%, 03/14/2044	200	233
4.375%, 11/23/2026	200	211
4.300%, 03/08/2026	400	429
2.950%, 05/25/2021	250	254
2.650%, 01/05/2022	200	200
HUB International
7.875%, 10/01/2021 (A)	250	260
Huntington Bancshares
2.300%, 01/14/2022	250	247
Huntington National Bank
2.500%, 08/07/2022	250	248
2.375%, 03/10/2020	250	252
Industrial & Commercial Bank of China
2.452%, 10/20/2021	250	247
Intelsat Connect Finance
12.500%, 04/01/2022 (A)	150	142
Inter-American Development Bank
3.200%, 08/07/2042	100	99
3.000%, 02/21/2024	300	312
2.375%, 07/07/2027	400	395
1.875%, 03/15/2021	100	100
1.000%, 05/13/2019	500	495
Inter-American Development Bank MTN
2.125%, 01/18/2022	250	251
1.750%, 10/15/2019	700	700

Adviser Managed Trust / Quarterly Report / October 31, 2017	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.750%, 09/14/2022	$200	$196
1.625%, 05/12/2020	100	100
Intercontinental Exchange
3.750%, 12/01/2025	55	58
3.100%, 09/15/2027	100	99
2.750%, 12/01/2020	55	56
2.350%, 09/15/2022	100	99
International Bank for Reconstruction & Development
2.500%, 11/25/2024	200	201
2.500%, 07/29/2025	150	151
2.125%, 11/01/2020	450	453
2.000%, 01/26/2022	200	199
1.875%, 03/15/2019	500	502
1.875%, 04/21/2020	300	300
1.750%, 04/19/2023	350	342
1.625%, 02/10/2022	200	196
1.250%, 07/26/2019	350	347
International Bank for Reconstruction & Development MTN
1.875%, 10/27/2026	200	190
1.625%, 09/04/2020	600	596
1.625%, 03/09/2021	350	346
1.375%, 05/24/2021	250	245
1.125%, 11/27/2019	250	247
0.875%, 08/15/2019	500	493
International Finance
1.750%, 09/16/2019	100	100
International Finance MTN
2.000%, 10/24/2022	200	198
1.125%, 07/20/2021	100	97
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	200	213
5.017%, 06/26/2024 (A)	400	409
Invesco Finance
5.375%, 11/30/2043	150	182
Jefferies Group
6.875%, 04/15/2021	100	113
4.850%, 01/15/2027	135	144
JPMorgan Chase
6.400%, 05/15/2038	100	135
6.300%, 04/23/2019	200	212
5.625%, 08/16/2043	190	233
4.950%, 06/01/2045	200	228
4.625%, 05/10/2021	150	161
4.350%, 08/15/2021	100	107
4.250%, 10/01/2027	295	312
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	100	102
3.900%, 07/15/2025	100	105
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 02/01/2024	$200	$211
3.625%, 05/13/2024	425	443
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/2028	150	151
3.300%, 04/01/2026	150	151
3.250%, 09/23/2022	200	206
3.125%, 01/23/2025	200	201
2.950%, 10/01/2026	200	196
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/2023	113	113
2.750%, 06/23/2020	100	102
2.700%, 05/18/2023	250	250
2.550%, 10/29/2020	485	490
2.550%, 03/01/2021	200	201
2.250%, 01/23/2020	350	352
2.200%, 10/22/2019	250	251
1.850%, 03/22/2019	150	150
JPMorgan Chase Bank
1.650%, 09/23/2019	250	249
Jurassic Holdings III
6.875%, 02/15/2021 (A)	50	45
Kemper
4.350%, 02/15/2025	35	36
KeyBank
2.500%, 12/15/2019	250	253
2.300%, 09/14/2022	250	247
KeyCorp MTN
2.900%, 09/15/2020	200	204
Korea Development Bank
2.500%, 03/11/2020	200	200
2.000%, 09/12/2026	200	181
Kreditanstalt fuer Wiederaufbau
3.153%, 04/18/2036 (B)	200	116
2.750%, 10/01/2020	200	205
2.500%, 11/20/2024	300	302
2.125%, 03/07/2022	500	500
2.125%, 01/17/2023	150	149
2.000%, 11/30/2021	50	50
2.000%, 09/29/2022	300	298
2.000%, 10/04/2022	250	248
2.000%, 05/02/2025	250	243
1.875%, 04/01/2019	525	526
1.625%, 05/29/2020	400	398
1.625%, 03/15/2021	250	247
1.500%, 02/06/2019	150	150
1.500%, 09/09/2019	300	299
1.500%, 06/15/2021	500	491
1.250%, 09/30/2019	250	248
Kreditanstalt fuer Wiederaufbau MTN
1.750%, 03/31/2020	200	200
1.500%, 04/20/2020	1,500	1,488

18	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	$95	$98
Landwirtschaftliche Rentenbank
2.375%, 06/10/2025	150	150
2.250%, 10/01/2021	150	151
2.000%, 01/13/2025	100	97
Lazard Group
3.750%, 02/13/2025	50	51
Legg Mason
4.750%, 03/15/2026	50	53
Leucadia National
5.500%, 10/18/2023	100	106
Lincoln National
3.625%, 12/12/2026	50	51
3.350%, 03/09/2025	150	151
Lloyds Banking Group
4.650%, 03/24/2026	200	212
3.750%, 01/11/2027	200	204
3.100%, 07/06/2021	300	306
Loews
2.625%, 05/15/2023	100	100
LPL Holdings
5.750%, 09/15/2025 (A)	230	239
Manufacturers & Traders Trust
2.100%, 02/06/2020	250	250
Manulife Financial
4.061%, VAR USD Swap Semi 30/360 5 Year Curr+1.647%, 02/24/2032	100	101
Markel
5.000%, 04/05/2046	100	112
Marsh & McLennan
4.350%, 01/30/2047	20	22
3.750%, 03/14/2026	100	105
2.750%, 01/30/2022	30	30
2.350%, 03/06/2020	100	100
MetLife
4.875%, 11/13/2043	100	115
4.600%, 05/13/2046	100	111
4.368%, 09/15/2023	285	310
4.050%, 03/01/2045	100	102
3.600%, 04/10/2024	200	210
3.600%, 11/13/2025	100	104
Mitsubishi UFJ Financial Group
3.850%, 03/01/2026	200	208
3.677%, 02/22/2027	100	103
2.998%, 02/22/2022	100	102
2.950%, 03/01/2021	200	203
2.665%, 07/25/2022	200	200
Mizuho Financial Group
3.663%, 02/28/2027	200	206
3.170%, 09/11/2027	300	296
2.601%, 09/11/2022	200	198

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Moody’s
3.250%, 01/15/2028 (A)	$35	$35
2.750%, 12/15/2021	100	100
2.625%, 01/15/2023 (A)	50	50
Morgan Stanley
5.750%, 01/25/2021	175	193
3.625%, 01/20/2027	150	153
2.800%, 06/16/2020	150	152
2.650%, 01/27/2020	200	202
Morgan Stanley MTN
6.375%, 07/24/2042	250	340
5.500%, 07/24/2020	275	298
4.875%, 11/01/2022	165	179
4.350%, 09/08/2026	340	356
4.300%, 01/27/2045	100	106
4.000%, 07/23/2025	155	163
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	200	203
3.875%, 01/27/2026	250	261
3.125%, 07/27/2026	200	197
2.625%, 11/17/2021	300	300
2.500%, 04/21/2021	210	211
2.450%, 02/01/2019	600	603
2.375%, 07/23/2019	300	301
2.200%, 12/07/2018	150	150
MSCI
5.750%, 08/15/2025 (A)	62	67
5.250%, 11/15/2024 (A)	150	159
4.750%, 08/01/2026 (A)	130	135
National Australia Bank MTN
2.625%, 01/14/2021	300	302
2.500%, 05/22/2022	250	250
2.500%, 07/12/2026	250	239
2.125%, 05/22/2020	250	250
National Bank of Canada
2.150%, 06/12/2020	250	250
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	150	163
2.950%, 02/07/2024	30	30
National Rural Utilities Cooperative Finance MTN
3.250%, 11/01/2025	200	204
2.300%, 09/15/2022	70	69
Nationstar Mortgage
6.500%, 07/01/2021	100	102
Navient
7.250%, 09/25/2023	100	108
6.750%, 06/25/2025	105	110
6.500%, 06/15/2022	300	318
5.875%, 03/25/2021	100	105
5.875%, 10/25/2024	100	102

Adviser Managed Trust / Quarterly Report / October 31, 2017	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient MTN
6.125%, 03/25/2024	$100	$102
5.500%, 01/15/2019	250	258
5.500%, 01/25/2023	150	152
4.875%, 06/17/2019	100	103
NFP
6.875%, 07/15/2025 (A)	50	52
Nomura Holdings MTN
2.750%, 03/19/2019	300	303
Nordic Investment Bank
1.625%, 11/20/2020	200	198
1.125%, 02/25/2019	200	199
Northern Trust
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/2032	163	162
Oesterreichische Kontrollbank
1.875%, 01/20/2021	300	299
1.750%, 01/24/2020	200	199
1.375%, 02/10/2020	100	99
Old Republic International
3.875%, 08/26/2026	50	51
OneMain Financial Holdings
7.250%, 12/15/2021 (A)	150	156
6.750%, 12/15/2019 (A)	90	93
ORIX
3.700%, 07/18/2027	50	51
2.900%, 07/18/2022	30	30
PNC Bank
3.300%, 10/30/2024	250	257
3.100%, 10/25/2027	200	199
2.625%, 02/17/2022	250	253
2.450%, 11/05/2020	250	252
2.450%, 07/28/2022	250	250
2.250%, 07/02/2019	250	251
2.150%, 04/29/2021	250	249
Principal Financial Group
3.400%, 05/15/2025	150	153
Private Export Funding
2.300%, 09/15/2020	150	152
Progressive
3.700%, 01/26/2045	50	50
2.450%, 01/15/2027	150	142
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042	100	111
5.625%, VAR ICE LIBOR USD 3 Month+3.920%, 06/15/2043	200	217
4.500%, VAR ICE LIBOR USD 3 Month+2.380%, 09/15/2047	200	202
Prudential Financial MTN
5.700%, 12/14/2036	100	124
4.600%, 05/15/2044	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 05/15/2024	$100	$104
2.350%, 08/15/2019	100	101
Quicken Loans
5.750%, 05/01/2025 (A)	250	265
Raymond James Financial
4.950%, 07/15/2046	50	55
Regions Financial
3.200%, 02/08/2021	150	154
2.750%, 08/14/2022	200	200
Reinsurance Group of America
3.950%, 09/15/2026	30	31
RenaissanceRe Finance
3.450%, 07/01/2027	30	30
Royal Bank of Canada
2.300%, 03/22/2021	150	150
2.100%, 10/14/2020	200	200
2.000%, 10/01/2018	125	125
Royal Bank of Canada MTN
2.750%, 02/01/2022	100	101
2.350%, 10/30/2020	250	252
2.150%, 10/26/2020	215	215
2.000%, 12/10/2018	100	100
Royal Bank of Scotland Group
6.125%, 12/15/2022	300	334
6.100%, 06/10/2023	200	223
6.000%, 12/19/2023	375	418
5.125%, 05/28/2024	300	321
4.800%, 04/05/2026	200	215
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/2023	200	201
S&P Global
4.400%, 02/15/2026	100	108
4.000%, 06/15/2025	50	53
Santander Holdings USA
3.700%, 03/28/2022 (A)	30	31
2.700%, 05/24/2019	100	101
2.650%, 04/17/2020	100	100
Santander Issuances
5.179%, 11/19/2025	200	216
Santander UK
2.375%, 03/16/2020	150	151
Santander UK Group Holdings
3.823%, VAR ICE LIBOR USD 3 Month+1.400%, 11/03/2028	200	202
2.875%, 10/16/2020	100	101
Santander UK Group Holdings MTN
3.125%, 01/08/2021	300	305
Springleaf Finance
8.250%, 12/15/2020	200	226
7.750%, 10/01/2021	100	112
6.125%, 05/15/2022	120	127
5.250%, 12/15/2019	100	103

20	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starwood Property Trust
5.000%, 12/15/2021	$55	$58
Stifel Financial
4.250%, 07/18/2024	50	51
Sumitomo Mitsui Banking
2.450%, 01/16/2020	250	252
Sumitomo Mitsui Financial Group
3.784%, 03/09/2026	100	104
3.446%, 01/11/2027	150	152
3.364%, 07/12/2027	200	201
2.934%, 03/09/2021	100	102
2.784%, 07/12/2022	200	200
2.778%, 10/18/2022	200	200
2.632%, 07/14/2026	100	95
2.442%, 10/19/2021	250	249
2.058%, 07/14/2021	250	246
SunTrust Bank
2.900%, 03/03/2021	150	152
2.700%, 01/27/2022	100	101
2.450%, 08/01/2022	100	100
Svenska Handelsbanken MTN
2.250%, 06/17/2019	250	251
1.875%, 09/07/2021	250	246
Synchrony Financial
4.250%, 08/15/2024	100	104
3.700%, 08/04/2026	100	99
2.700%, 02/03/2020	100	101
2.600%, 01/15/2019	50	50
TD Ameritrade Holding
2.950%, 04/01/2022	100	102
Tempo Acquisition
6.750%, 06/01/2025 (A)	65	66
Toronto-Dominion Bank
3.625%, VAR USD Swap Semi 30/360 5 Year Curr+2.205%, 09/15/2031	150	149
Toronto-Dominion Bank MTN
2.500%, 12/14/2020	150	151
2.250%, 11/05/2019	100	101
2.125%, 04/07/2021	150	149
1.950%, 01/22/2019	100	100
1.900%, 10/24/2019	200	200
1.850%, 09/11/2020	200	199
Travelers
4.000%, 05/30/2047	40	42
3.750%, 05/15/2046	25	25
Travelers MTN
6.250%, 06/15/2037	200	268
Trinity Acquisition
4.400%, 03/15/2026	150	160
UBS MTN
2.375%, 08/14/2019	500	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
UniCredit
5.861%, VAR USD ICE Swap 11:00 NY 5 Yr+3.703%, 06/19/2032 (A)	$200	$214
Unum Group
3.000%, 05/15/2021	30	30
US Bancorp MTN
3.600%, 09/11/2024	150	156
3.150%, 04/27/2027	200	201
2.950%, 07/15/2022	200	205
2.375%, 07/22/2026	150	142
2.200%, 04/25/2019	250	251
US Bank MTN
2.050%, 10/23/2020	250	250
USIS Merger
6.875%, 05/01/2025 (A)	170	176
VFH Parent
6.750%, 06/15/2022 (A)	80	83
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month+3.580%, 05/15/2053	100	106
3.125%, 07/15/2024	100	99
Walter Investment Management
7.875%, 12/15/2021	125	70
Wells Fargo
5.606%, 01/15/2044	150	182
5.375%, 11/02/2043	280	329
3.900%, 05/01/2045	150	151
3.000%, 04/22/2026	250	245
3.000%, 10/23/2026	250	245
2.500%, 03/04/2021	250	251
2.150%, 01/15/2019	250	251
1.750%, 05/24/2019	250	249
Wells Fargo MTN
4.900%, 11/17/2045	165	183
4.300%, 07/22/2027	100	105
4.125%, 08/15/2023	250	264
4.100%, 06/03/2026	235	245
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/2028	75	76
3.450%, 02/13/2023	300	308
3.000%, 02/19/2025	100	99
2.625%, 07/22/2022	190	190
2.600%, 07/22/2020	250	253
2.150%, 01/30/2020	400	401
Wells Fargo Capital X
5.950%, 12/15/2036	250	281
Westpac Banking
3.350%, 03/08/2027	100	101
2.850%, 05/13/2026	200	196
2.700%, 08/19/2026	100	97
2.600%, 11/23/2020	50	51
2.500%, 06/28/2022	100	100

Adviser Managed Trust / Quarterly Report / October 31, 2017	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 01/17/2019	$100	$101
2.150%, 03/06/2020	100	100
2.100%, 05/13/2021	50	50
2.000%, 08/19/2021	100	99
1.950%, 11/23/2018	100	100
1.650%, 05/13/2019	50	50
1.600%, 08/19/2019	100	99
Willis North America
3.600%, 05/15/2024	50	51
XLIT
5.500%, 03/31/2045	100	106
4.450%, 03/31/2025	100	102

		111,521

Health Care — 2.9%
Abbott Laboratories
5.125%, 04/01/2019	100	104
4.900%, 11/30/2046	200	225
4.750%, 11/30/2036	100	110
4.750%, 04/15/2043	100	109
3.750%, 11/30/2026	150	155
3.400%, 11/30/2023	100	102
2.950%, 03/15/2025	100	99
2.900%, 11/30/2021	100	101
2.800%, 09/15/2020	150	152
2.350%, 11/22/2019	100	101
2.000%, 03/15/2020	100	100
AbbVie
4.700%, 05/14/2045	135	147
4.500%, 05/14/2035	140	150
4.450%, 05/14/2046	250	263
4.400%, 11/06/2042	150	155
4.300%, 05/14/2036	50	52
3.600%, 05/14/2025	100	103
3.200%, 11/06/2022	45	46
3.200%, 05/14/2026	100	99
2.900%, 11/06/2022	100	101
2.850%, 05/14/2023	50	50
2.500%, 05/14/2020	100	101
2.300%, 05/14/2021	100	100
Acadia Healthcare
5.625%, 02/15/2023	100	103
Actavis
3.250%, 10/01/2022	50	51
Aetna
3.875%, 08/15/2047	145	138
2.800%, 06/15/2023	25	25
2.200%, 03/15/2019	150	150
Agilent Technologies
3.050%, 09/22/2026	65	63
AHS Hospital
5.024%, 07/01/2045	25	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Allergan Funding SCS
4.850%, 06/15/2044	$50	$54
4.750%, 03/15/2045	200	211
4.550%, 03/15/2035	300	315
3.850%, 06/15/2024	100	104
3.800%, 03/15/2025	200	205
3.450%, 03/15/2022	200	205
3.000%, 03/12/2020	300	305
AMAG Pharmaceuticals
7.875%, 09/01/2023 (A)	65	66
AmerisourceBergen
4.250%, 03/01/2045	25	25
3.400%, 05/15/2024	100	102
Amgen
5.150%, 11/15/2041	200	230
4.563%, 06/15/2048	100	107
4.400%, 05/01/2045	125	132
3.875%, 11/15/2021	100	105
3.625%, 05/22/2024	150	156
3.200%, 11/02/2027	200	199
3.125%, 05/01/2025	150	151
2.650%, 05/11/2022	150	150
2.600%, 08/19/2026	100	96
2.250%, 08/19/2023	100	97
2.200%, 05/22/2019	150	151
1.850%, 08/19/2021	50	49
Anthem
5.100%, 01/15/2044	150	173
4.650%, 01/15/2043	150	162
3.500%, 08/15/2024	150	154
3.300%, 01/15/2023	100	103
2.250%, 08/15/2019	100	100
Ascension Health
3.945%, 11/15/2046	60	62
AstraZeneca
6.450%, 09/15/2037	200	268
4.375%, 11/16/2045	100	108
3.375%, 11/16/2025	100	102
2.375%, 11/16/2020	100	100
Avantor
9.000%, 10/01/2025 (A)	311	314
6.000%, 10/01/2024 (A)	235	240
Baxalta
5.250%, 06/23/2045	100	114
2.875%, 06/23/2020	50	51
Baxter International
3.500%, 08/15/2046	100	91
Becton Dickinson
4.685%, 12/15/2044	50	53
4.669%, 06/06/2047	50	53
3.734%, 12/15/2024	150	154
3.700%, 06/06/2027	100	101

22	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.363%, 06/06/2024	$50	$50
3.125%, 11/08/2021	100	102
2.894%, 06/06/2022	65	65
2.675%, 12/15/2019	88	89
2.404%, 06/05/2020	35	35
2.133%, 06/06/2019	50	50
Biogen
5.200%, 09/15/2045	100	115
3.625%, 09/15/2022	200	209
Boston Scientific
6.000%, 01/15/2020	100	108
3.850%, 05/15/2025	100	104
Bristol-Myers Squibb
4.500%, 03/01/2044	50	56
3.250%, 02/27/2027	100	102
3.250%, 08/01/2042	100	93
1.750%, 03/01/2019	50	50
Cardinal Health
3.410%, 06/15/2027	200	198
2.616%, 06/15/2022	200	198
2.400%, 11/15/2019	150	151
Catholic Health Initiatives
2.950%, 11/01/2022	200	200
Celgene
5.000%, 08/15/2045	150	165
4.350%, 11/15/2047	50	50
3.875%, 08/15/2025	150	156
3.625%, 05/15/2024	150	155
3.450%, 11/15/2027	50	50
2.875%, 08/15/2020	100	102
2.750%, 02/15/2023	50	50
2.250%, 05/15/2019	100	100
Centene
6.125%, 02/15/2024	176	189
5.625%, 02/15/2021	154	160
4.750%, 05/15/2022	190	199
4.750%, 01/15/2025	190	196
Change Healthcare Holdings
5.750%, 03/01/2025 (A)	115	118
CHS
6.875%, 02/01/2022	500	362
6.250%, 03/31/2023	565	544
5.125%, 08/01/2021	100	97
Cigna
3.875%, 10/15/2047	250	241
3.250%, 04/15/2025	150	151
3.050%, 10/15/2027	230	224
Concordia International
9.500%, 10/21/2022 (A)	175	19
Covidien International Finance
6.550%, 10/15/2037	50	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CR Bard
3.000%, 05/15/2026	$50	$49
Danaher
4.375%, 09/15/2045	20	22
3.350%, 09/15/2025	20	21
2.400%, 09/15/2020	250	253
DaVita
5.125%, 07/15/2024	300	301
5.000%, 05/01/2025	195	192
Dignity Health
2.637%, 11/01/2019	136	137
DJO Finco
8.125%, 06/15/2021 (A)	144	138
Duke University Health System
3.920%, 06/01/2047	125	128
Eagle Holding II
7.625% cash/0% PIK, 05/15/2022 (A)	80	82
Eli Lilly
3.700%, 03/01/2045	200	203
3.100%, 05/15/2027	124	125
Endo Dac
6.000%, 07/15/2023 (A)	200	162
6.000%, 02/01/2025 (A)	200	159
Endo Finance
5.375%, 01/15/2023 (A)	300	242
Envision Healthcare
6.250%, 12/01/2024 (A)	100	104
5.625%, 07/15/2022	200	203
5.125%, 07/01/2022 (A)	100	102
Express Scripts Holding
4.800%, 07/15/2046	35	36
4.750%, 11/15/2021	100	108
4.500%, 02/25/2026	150	159
3.500%, 06/15/2024	50	51
3.400%, 03/01/2027	40	39
3.000%, 07/15/2023	50	50
2.250%, 06/15/2019	200	201
Gilead Sciences
5.650%, 12/01/2041	100	126
4.500%, 02/01/2045	225	246
4.400%, 12/01/2021	275	297
4.150%, 03/01/2047	200	206
3.700%, 04/01/2024	50	53
3.650%, 03/01/2026	175	182
2.950%, 03/01/2027	100	98
1.950%, 03/01/2022	30	29
1.850%, 09/20/2019	245	245
GlaxoSmithKline Capital
6.375%, 05/15/2038	150	206
HCA
5.875%, 05/01/2023	200	214
5.875%, 02/15/2026	200	210

Adviser Managed Trust / Quarterly Report / October 31, 2017	23

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 02/01/2025	$450	$464
5.250%, 04/15/2025	200	213
5.250%, 06/15/2026	200	213
5.000%, 03/15/2024	400	421
4.500%, 02/15/2027	400	404
HCA Healthcare
6.250%, 02/15/2021	100	108
Hologic
5.250%, 07/15/2022 (A)	153	160
Howard Hughes Medical Institute
3.500%, 09/01/2023	200	210
Humana
3.850%, 10/01/2024	200	208
Johnson & Johnson
4.375%, 12/05/2033	200	228
3.750%, 03/03/2047	150	159
3.700%, 03/01/2046	100	104
3.625%, 03/03/2037	32	33
3.550%, 03/01/2036	100	103
2.950%, 03/03/2027	150	152
2.450%, 12/05/2021	50	51
2.450%, 03/01/2026	50	49
2.250%, 03/03/2022	150	151
2.050%, 03/01/2023	50	49
1.875%, 12/05/2019	100	100
1.650%, 03/01/2021	50	49
1.125%, 03/01/2019	30	30
Kaiser Foundation Hospitals
4.150%, 05/01/2047	20	22
3.150%, 05/01/2027	25	25
Kindred Healthcare
8.750%, 01/15/2023	100	98
8.000%, 01/15/2020	145	146
6.375%, 04/15/2022	100	93
Laboratory Corp of America Holdings
4.700%, 02/01/2045	50	52
2.625%, 02/01/2020	150	151
Life Technologies
6.000%, 03/01/2020	100	108
LifePoint Health
5.875%, 12/01/2023	150	154
5.500%, 12/01/2021	150	153
Mallinckrodt International Finance
5.750%, 08/01/2022 (A)	100	98
5.625%, 10/15/2023 (A)	250	233
5.500%, 04/15/2025 (A)	100	90
4.875%, 04/15/2020 (A)	129	129
McKesson
3.796%, 03/15/2024	100	104
2.284%, 03/15/2019	200	201
MEDNAX
5.250%, 12/01/2023 (A)	175	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
4.625%, 03/15/2044	$50	$56
4.625%, 03/15/2045	200	227
4.375%, 03/15/2035	250	276
3.500%, 03/15/2025	350	363
2.750%, 04/01/2023	100	101
2.500%, 03/15/2020	200	203
Medtronic Global Holdings SCA
1.700%, 03/28/2019	150	150
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/2055	50	53
Merck
6.550%, 09/15/2037	50	69
4.150%, 05/18/2043	100	109
3.700%, 02/10/2045	50	51
2.800%, 05/18/2023	100	102
2.750%, 02/10/2025	300	299
2.350%, 02/10/2022	100	101
Merck Sharp & Dohme
5.000%, 06/30/2019	100	105
Molina Healthcare
5.375%, 11/15/2022	125	130
MPH Acquisition Holdings
7.125%, 06/01/2024 (A)	240	258
Mylan
5.250%, 06/15/2046	65	68
3.950%, 06/15/2026	100	100
3.150%, 06/15/2021	100	101
2.500%, 06/07/2019	60	60
Northwell Healthcare
4.260%, 11/01/2047	100	100
Novartis Capital
4.400%, 05/06/2044	150	170
4.000%, 11/20/2045	100	107
3.400%, 05/06/2024	100	105
3.100%, 05/17/2027	30	31
3.000%, 11/20/2025	100	102
2.400%, 05/17/2022	50	50
1.800%, 02/14/2020	25	25
Novartis Securities Investment
5.125%, 02/10/2019	100	104
NYU Hospitals Center
4.368%, 07/01/2047	25	26
Ortho-Clinical Diagnostics
6.625%, 05/15/2022 (A)	200	200
Pfizer
7.200%, 03/15/2039	150	228
4.400%, 05/15/2044	50	55
4.125%, 12/15/2046	65	70
4.000%, 12/15/2036	50	54
3.400%, 05/15/2024	100	105
3.000%, 12/15/2026	100	101

24	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 06/03/2026	$50	$50
2.200%, 12/15/2021	200	200
1.950%, 06/03/2021	50	50
1.700%, 12/15/2019	200	200
1.450%, 06/03/2019	50	50
Quest Diagnostics
3.500%, 03/30/2025	200	204
RegionalCare Hospital Partners Holdings
8.250%, 05/01/2023 (A)	112	118
Sanofi
4.000%, 03/29/2021	50	53
Select Medical
6.375%, 06/01/2021	100	103
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/2026	250	244
2.875%, 09/23/2023	100	99
2.400%, 09/23/2021	100	99
1.900%, 09/23/2019	100	100
Stryker
4.625%, 03/15/2046	30	33
3.500%, 03/15/2026	25	26
3.375%, 05/15/2024	100	103
3.375%, 11/01/2025	200	205
2.000%, 03/08/2019	30	30
Team Health Holdings
6.375%, 02/01/2025 (A)	110	101
Tenet Healthcare
8.125%, 04/01/2022	350	352
7.500%, 01/01/2022 (A)	100	105
7.000%, 08/01/2025 (A)	145	133
6.750%, 06/15/2023	328	308
6.000%, 10/01/2020	300	315
5.125%, 05/01/2025 (A)	210	204
4.750%, 06/01/2020	100	103
4.625%, 07/15/2024 (A)	255	251
4.375%, 10/01/2021	250	249
Teva Pharmaceutical Finance
6.150%, 02/01/2036	150	154
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	100	94
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/2021	100	99
Teva Pharmaceutical Finance Netherlands III BV
4.100%, 10/01/2046	100	80
3.150%, 10/01/2026	200	177
2.800%, 07/21/2023	200	184
2.200%, 07/21/2021	200	188
1.700%, 07/19/2019	40	39
Thermo Fisher Scientific
4.150%, 02/01/2024	150	160
4.100%, 08/15/2047	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 08/15/2021	$100	$104
3.200%, 08/15/2027	50	49
3.150%, 01/15/2023	100	102
2.950%, 09/19/2026	105	103
UnitedHealth Group
6.875%, 02/15/2038	100	144
4.750%, 07/15/2045	50	58
4.625%, 07/15/2035	200	227
4.375%, 03/15/2042	150	163
4.250%, 04/15/2047	31	33
4.200%, 01/15/2047	25	26
3.950%, 10/15/2042	100	102
3.875%, 10/15/2020	100	105
3.750%, 07/15/2025	50	53
3.750%, 10/15/2047	100	98
3.450%, 01/15/2027	50	52
3.375%, 04/15/2027	50	51
3.100%, 03/15/2026	200	202
2.950%, 10/15/2027	200	198
2.700%, 07/15/2020	130	132
2.375%, 10/15/2022	100	100
1.950%, 10/15/2020	100	100
Valeant Pharmaceuticals International
7.500%, 07/15/2021 (A)	300	295
7.000%, 03/15/2024 (A)	400	433
6.500%, 03/15/2022 (A)	200	212
6.375%, 10/15/2020 (A)	245	243
6.125%, 04/15/2025 (A)	500	420
5.875%, 05/15/2023 (A)	775	655
5.500%, 03/01/2023 (A)	100	84
5.500%, 11/01/2025 (A)	40	41
Vizient
10.375%, 03/01/2024 (A)	80	91
WellCare Health Plans
5.250%, 04/01/2025	160	168
West Street
6.375%, 09/01/2025 (A)	107	108
Wyeth
5.950%, 04/01/2037	200	267
Zimmer Biomet Holdings
3.550%, 04/01/2025	100	102
2.700%, 04/01/2020	100	101
Zoetis
4.500%, 11/13/2025	50	55
3.950%, 09/12/2047	250	245
3.450%, 11/13/2020	25	26
3.000%, 09/12/2027	250	245

		41,372

Industrials — 2.8%
3M
2.875%, 10/15/2027	250	250

Adviser Managed Trust / Quarterly Report / October 31, 2017	25

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3M MTN
3.125%, 09/19/2046	$100	$91
3.000%, 08/07/2025	50	51
2.250%, 03/15/2023	235	234
ABB Finance
2.875%, 05/08/2022	100	102
ADT
6.250%, 10/15/2021	200	222
4.125%, 06/15/2023	200	203
AECOM
5.875%, 10/15/2024	50	55
5.750%, 10/15/2022	200	209
5.125%, 03/15/2027	195	201
AerCap Ireland Capital
4.625%, 10/30/2020	150	159
4.500%, 05/15/2021	150	159
3.950%, 02/01/2022	175	183
3.750%, 05/15/2019	175	179
Ahern Rentals
7.375%, 05/15/2023 (A)	138	126
Air Lease
3.750%, 02/01/2022	100	104
3.375%, 06/01/2021	35	36
2.625%, 07/01/2022	100	100
Aircastle
6.250%, 12/01/2019	100	107
5.500%, 02/15/2022	100	107
5.125%, 03/15/2021	100	106
5.000%, 04/01/2023	100	106
Allegion US Holding
3.550%, 10/01/2027	50	50
3.200%, 10/01/2024	50	50
Allison Transmission
5.000%, 10/01/2024 (A)	145	151
American Airlines Group
5.500%, 10/01/2019 (A)	150	156
4.625%, 03/01/2020 (A)	100	103
American Airlines Pass-Through Trust, Ser 2015-2, Cl AA
3.600%, 09/22/2027	93	96
American Airlines Pass-Through Trust, Ser 2016-3, Cl AA
3.000%, 10/15/2028	97	96
American Airlines Pass-Through Trust, Ser 2017-2, Cl AA
3.350%, 10/15/2029	100	100
Amsted Industries
5.000%, 03/15/2022 (A)	50	52
Arconic
5.125%, 10/01/2024	175	188
Ardagh Packaging Finance
6.000%, 02/15/2025 (A)	200	212

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 09/15/2022 (A)	$200	$206
Avis Budget Car Rental
5.500%, 04/01/2023	150	152
BCD Acquisition
9.625%, 09/15/2023 (A)	95	104
Beacon Escrow
4.875%, 11/01/2025 (A)	185	187
BlueLine Rental Finance
9.250%, 03/15/2024 (A)	230	250
Boeing
4.875%, 02/15/2020	100	107
3.650%, 03/01/2047	200	199
2.800%, 03/01/2027	50	50
Bombardier
8.750%, 12/01/2021 (A)	350	389
7.500%, 03/15/2025 (A)	260	268
6.125%, 01/15/2023 (A)	200	200
6.000%, 10/15/2022 (A)	100	99
Brand Industrial Services
8.500%, 07/15/2025 (A)	178	188
Brink’s
4.625%, 10/15/2027 (A)	97	97
Builders FirstSource
5.625%, 09/01/2024 (A)	135	143
Burlington Northern Santa Fe
4.900%, 04/01/2044	150	175
4.700%, 10/01/2019	100	105
4.550%, 09/01/2044	100	113
4.150%, 04/01/2045	150	160
3.850%, 09/01/2023	200	214
3.400%, 09/01/2024	150	157
3.000%, 04/01/2025	100	101
BWAY Holding
7.250%, 04/15/2025 (A)	245	254
5.500%, 04/15/2024 (A)	220	230
Canadian National Railway
3.200%, 08/02/2046	100	93
2.950%, 11/21/2024	150	153
Canadian Pacific Railway
6.125%, 09/15/2115	30	39
4.800%, 09/15/2035	20	23
2.900%, 02/01/2025	200	200
Caterpillar
4.300%, 05/15/2044	100	111
3.900%, 05/27/2021	100	106
3.803%, 08/15/2042	100	103
3.400%, 05/15/2024	150	157
Caterpillar Financial Services
1.700%, 08/09/2021	50	49
Caterpillar Financial Services MTN
7.150%, 02/15/2019	100	107
2.400%, 06/06/2022	200	201

26	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.100%, 06/09/2019	$200	$201
2.100%, 01/10/2020	75	75
1.900%, 03/22/2019	100	100
1.850%, 09/04/2020	200	199
Cenveo
6.000%, 08/01/2019 (A)	100	69
Cintas No. 2
3.700%, 04/01/2027	50	52
2.900%, 04/01/2022	50	51
Clean Harbors
5.125%, 06/01/2021	150	152
Cloud Crane
10.125%, 08/01/2024 (A)	45	51
CNH Industrial Capital
4.875%, 04/01/2021	25	27
4.375%, 11/06/2020	35	37
4.375%, 04/05/2022	25	26
3.875%, 10/15/2021	20	21
3.375%, 07/15/2019	25	25
CNH Industrial NV
4.500%, 08/15/2023	100	106
Core & Main
6.125%, 08/15/2025 (A)	95	96
CSVC Acquisition
7.750%, 06/15/2025 (A)	50	49
CSX
4.250%, 11/01/2066	50	49
4.100%, 03/15/2044	75	76
3.800%, 11/01/2046	50	49
3.700%, 10/30/2020	128	133
3.400%, 08/01/2024	150	155
3.250%, 06/01/2027	50	50
2.600%, 11/01/2026	50	48
Deere
3.900%, 06/09/2042	100	105
2.600%, 06/08/2022	50	51
Delta Air Lines
3.625%, 03/15/2022	50	52
2.875%, 03/13/2020	30	30
Dover
5.375%, 03/01/2041	100	121
Eaton
4.150%, 11/02/2042	100	101
4.000%, 11/02/2032	100	104
2.750%, 11/02/2022	150	151
Embraer Netherlands Finance BV
5.400%, 02/01/2027	100	107
Emerson Electric
2.625%, 02/15/2023	125	125
Equifax
2.300%, 06/01/2021	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
FedEx
5.100%, 01/15/2044	$50	$57
4.550%, 04/01/2046	100	107
4.400%, 01/15/2047	50	52
4.000%, 01/15/2024	200	214
3.900%, 02/01/2035	100	101
Flex Acquisition
6.875%, 01/15/2025 (A)	60	62
Fluor
3.500%, 12/15/2024	200	205
Fortive
3.150%, 06/15/2026	200	199
FXI Holdings
7.875%, 11/01/2024 (A)	75	76
Gates Global
6.000%, 07/15/2022 (A)	220	226
GATX
3.250%, 09/15/2026	100	98
2.600%, 03/30/2020	100	101
GCP Applied Technologies
9.500%, 02/01/2023 (A)	100	112
GE Capital International Funding
4.418%, 11/15/2035	751	803
2.342%, 11/15/2020	1,000	1,005
General Dynamics
2.625%, 11/15/2027	250	243
2.375%, 11/15/2024	200	196
2.250%, 11/15/2022	100	100
General Electric
4.500%, 03/11/2044	200	219
2.700%, 10/09/2022	250	254
General Electric MTN
6.875%, 01/10/2039	115	166
6.750%, 03/15/2032	101	139
5.875%, 01/14/2038	200	257
5.300%, 02/11/2021	125	137
GFL Environmental
9.875%, 02/01/2021 (A)	30	32
Griffon
5.250%, 03/01/2022 (A)	189	192
Grinding Media
7.375%, 12/15/2023 (A)	180	196
H&E Equipment Services
5.625%, 09/01/2025 (A)	60	63
HD Supply
5.750%, 04/15/2024 (A)	200	216
Herc Rentals
7.750%, 06/01/2024 (A)	51	56
Hertz
7.625%, 06/01/2022 (A)	160	167
5.875%, 10/15/2020	100	99
5.500%, 10/15/2024 (A)	140	126

Adviser Managed Trust / Quarterly Report / October 31, 2017	27

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Honeywell International
2.500%, 11/01/2026	$200	$191
1.850%, 11/01/2021	200	198
1.400%, 10/30/2019	50	50
Hubbell
3.350%, 03/01/2026	50	51
3.150%, 08/15/2027	200	198
Icahn Enterprises
6.750%, 02/01/2024	100	106
6.250%, 02/01/2022	100	104
6.000%, 08/01/2020	250	258
5.875%, 02/01/2022	150	155
4.875%, 03/15/2019	200	201
IHS Markit
5.000%, 11/01/2022 (A)	110	118
4.750%, 02/15/2025 (A)	175	185
Illinois Tool Works
3.500%, 03/01/2024	100	105
1.950%, 03/01/2019	100	100
Ingersoll-Rand Global Holding
5.750%, 06/15/2043	100	124
4.250%, 06/15/2023	150	161
JB Hunt Transport Services
3.300%, 08/15/2022	50	51
John Deere Capital
2.550%, 01/08/2021	100	101
John Deere Capital MTN
3.350%, 06/12/2024	200	207
2.800%, 03/06/2023	100	101
2.800%, 09/08/2027	250	246
2.650%, 01/06/2022	200	203
2.650%, 06/24/2024	50	50
2.150%, 09/08/2022	250	246
1.250%, 10/09/2019	100	99
Johnson Controls International
4.950%, 07/02/2064 (C)	25	27
4.625%, 07/02/2044 (C)	100	108
3.900%, 02/14/2026	200	210
3.625%, 07/02/2024 (C)	100	104
Kansas City Southern
4.950%, 08/15/2045	100	112
KAR Auction Services
5.125%, 06/01/2025 (A)	100	103
KLX
5.875%, 12/01/2022 (A)	145	152
Koninklijke Philips
3.750%, 03/15/2022	150	158
L3 Technologies
5.200%, 10/15/2019	100	106
4.950%, 02/15/2021	100	107
Lockheed Martin
4.700%, 05/15/2046	100	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 05/15/2036	$100	$111
4.250%, 11/15/2019	100	105
4.090%, 09/15/2052 (A)	200	203
4.070%, 12/15/2042	150	154
3.800%, 03/01/2045	100	99
3.550%, 01/15/2026	100	104
2.900%, 03/01/2025	25	25
2.500%, 11/23/2020	100	101
Masco
4.375%, 04/01/2026	200	213
3.500%, 04/01/2021	65	66
Masonite International
5.625%, 03/15/2023 (A)	79	83
Multi-Color
4.875%, 11/01/2025 (A)	153	155
Navios Maritime Holdings
7.375%, 01/15/2022 (A)	100	82
Nielsen Finance
5.000%, 04/15/2022 (A)	550	566
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	100	103
Norfolk Southern
4.800%, 08/15/2043	150	171
4.450%, 06/15/2045	100	109
4.050%, 08/15/2052 (A)	200	204
3.950%, 10/01/2042	100	101
3.850%, 01/15/2024	200	211
3.250%, 12/01/2021	150	154
2.900%, 06/15/2026	35	35
Northrop Grumman
4.750%, 06/01/2043	25	28
4.030%, 10/15/2047	175	180
3.850%, 04/15/2045	100	99
3.250%, 08/01/2023	150	155
3.250%, 01/15/2028	165	166
2.930%, 01/15/2025	200	201
2.550%, 10/15/2022	200	200
2.080%, 10/15/2020	260	260
Novelis
6.250%, 08/15/2024 (A)	290	306
5.875%, 09/30/2026 (A)	150	155
Owens Corning
4.300%, 07/15/2047	50	48
4.200%, 12/01/2024	100	105
PACCAR Financial MTN
2.300%, 08/10/2022	50	50
1.300%, 05/10/2019	45	44
Park Aerospace Holdings
5.500%, 02/15/2024 (A)	190	197
5.250%, 08/15/2022 (A)	235	245
4.500%, 03/15/2023 (A)	238	238

28	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parker-Hannifin MTN
4.200%, 11/21/2034	$135	$144
Pitney Bowes
3.625%, 09/15/2020	200	200
3.625%, 10/01/2021	100	98
Plastipak Holdings
6.250%, 10/15/2025 (A)	50	51
Ply Gem Industries
6.500%, 02/01/2022	50	52
Precision Castparts
2.500%, 01/15/2023	100	100
Raytheon
3.125%, 10/15/2020	100	103
2.500%, 12/15/2022	100	101
Republic Services
5.500%, 09/15/2019	150	159
3.550%, 06/01/2022	150	156
2.900%, 07/01/2026	200	196
Rockwell Collins
4.350%, 04/15/2047	25	27
3.500%, 03/15/2027	286	293
3.200%, 03/15/2024	50	51
2.800%, 03/15/2022	50	51
1.950%, 07/15/2019	20	20
Roper Technologies
3.850%, 12/15/2025	25	26
3.800%, 12/15/2026	150	155
3.000%, 12/15/2020	100	102
Ryder System MTN
2.875%, 09/01/2020	50	51
2.650%, 03/02/2020	100	101
2.500%, 09/01/2022	100	99
Sensata Technologies
5.000%, 10/01/2025 (A)	40	42
4.875%, 10/15/2023 (A)	300	315
Signode Industrial Group
6.375%, 05/01/2022 (A)	150	156
Southwest Airlines
2.750%, 11/06/2019	100	101
Spirit AeroSystems
3.850%, 06/15/2026	25	25
St. Marys Cement Canada
5.750%, 01/28/2027 (A)	200	210
Stanley Black & Decker
5.750%, VAR ICE LIBOR USD 3 Month+4.304%, 12/15/2053	100	103
2.900%, 11/01/2022	100	101
Terex
5.625%, 02/01/2025 (A)	5	5
Textron
3.375%, 03/01/2028	100	99

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TransDigm
6.500%, 07/15/2024	$350	$361
6.375%, 06/15/2026	227	231
6.000%, 07/15/2022	100	104
Triumph Group
7.750%, 08/15/2025 (A)	67	72
Tutor Perini
6.875%, 05/01/2025 (A)	85	92
Union Pacific
4.163%, 07/15/2022	100	108
4.050%, 03/01/2046	150	159
4.000%, 04/15/2047	50	52
3.875%, 02/01/2055	100	99
3.799%, 10/01/2051	55	55
3.600%, 09/15/2037	220	224
3.000%, 04/15/2027	50	50
2.250%, 02/15/2019	125	126
United Airlines Pass-Through Trust, Ser 2013- 1, Cl A
4.300%, 08/15/2025	128	136
United Airlines Pass-Through Trust, Ser 2015- 1, Cl AA
3.450%, 12/01/2027	48	49
United Airlines Pass-Through Trust, Ser 2016- 1, Cl A
3.450%, 07/07/2028	30	31
United Airlines Pass-Through Trust, Ser 2016- 1, Cl AA
3.100%, 07/07/2028	50	50
United Airlines Pass-Through Trust, Ser 2016- 2, Cl AA
2.875%, 10/07/2028	100	98
United Parcel Service
6.200%, 01/15/2038	150	203
3.400%, 11/15/2046	50	49
3.125%, 01/15/2021	100	103
2.400%, 11/15/2026	50	48
2.350%, 05/16/2022	50	50
United Rentals North America
5.875%, 09/15/2026	150	164
5.500%, 07/15/2025	250	268
5.500%, 05/15/2027	40	43
4.875%, 01/15/2028	254	255
4.625%, 07/15/2023	185	193
4.625%, 10/15/2025	235	240
United Technologies
6.125%, 07/15/2038	200	261
4.500%, 04/15/2020	100	106
4.500%, 06/01/2042	100	109
4.150%, 05/15/2045	100	104
3.125%, 05/04/2027	100	100
3.100%, 06/01/2022	250	257

Adviser Managed Trust / Quarterly Report / October 31, 2017	29

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 11/01/2026	$250	$242
1.900%, 05/04/2020	200	199
USG
4.875%, 06/01/2027 (A)	30	31
Verisk Analytics
5.500%, 06/15/2045	100	114
Vertiv Group
9.250%, 10/15/2024 (A)	140	153
Vertiv Intermediate Holding
12.000% cash/0% PIK, 02/15/2022 (A)	90	98
Wabtec
3.450%, 11/15/2026	100	98
Waste Management
4.750%, 06/30/2020	100	107
4.100%, 03/01/2045	50	53
3.150%, 11/15/2027	50	50
3.125%, 03/01/2025	100	101
WESCO Distribution
5.375%, 12/15/2021	100	103
WW Grainger
4.600%, 06/15/2045	50	54
4.200%, 05/15/2047	50	52
XPO Logistics
6.500%, 06/15/2022 (A)	155	162
6.125%, 09/01/2023 (A)	150	158
Xylem
4.375%, 11/01/2046	100	105

		39,767

Information Technology — 2.7%
Activision Blizzard
3.400%, 09/15/2026	50	51
2.300%, 09/15/2021	30	29
Adobe Systems
3.250%, 02/01/2025	150	154
Alibaba Group Holding
3.600%, 11/28/2024	200	207
2.500%, 11/28/2019	200	201
Alphabet
3.625%, 05/19/2021	100	105
1.998%, 08/15/2026	100	94
Amphenol
3.200%, 04/01/2024	100	101
2.200%, 04/01/2020	100	100
Analog Devices
3.900%, 12/15/2025	100	105
3.500%, 12/05/2026	100	102
Apple
4.650%, 02/23/2046	200	228
4.500%, 02/23/2036	200	228
4.375%, 05/13/2045	150	165
4.250%, 02/09/2047	50	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 05/04/2043	$100	$101
3.850%, 08/04/2046	95	96
3.750%, 09/12/2047	200	199
3.450%, 05/06/2024	150	156
3.450%, 02/09/2045	100	95
3.350%, 02/09/2027	100	103
3.250%, 02/23/2026	300	307
3.200%, 05/11/2027	100	102
3.000%, 06/20/2027	100	100
2.900%, 09/12/2027	200	199
2.850%, 05/06/2021	175	179
2.850%, 02/23/2023	150	153
2.850%, 05/11/2024	100	101
2.700%, 05/13/2022	200	203
2.500%, 02/09/2022	200	202
2.500%, 02/09/2025	75	74
2.450%, 08/04/2026	100	97
2.300%, 05/11/2022	100	100
2.250%, 02/23/2021	90	90
1.800%, 05/11/2020	200	200
1.700%, 02/22/2019	20	20
1.550%, 02/07/2020	200	199
1.550%, 08/04/2021	100	98
1.500%, 09/12/2019	200	199
1.100%, 08/02/2019	100	99
Applied Materials
5.100%, 10/01/2035	35	41
4.350%, 04/01/2047	45	49
3.900%, 10/01/2025	35	38
3.300%, 04/01/2027	55	56
2.625%, 10/01/2020	50	51
Arrow Electronics
4.000%, 04/01/2025	100	103
3.250%, 09/08/2024	200	199
Autodesk
4.375%, 06/15/2025	100	107
Automatic Data Processing
3.375%, 09/15/2025	25	26
2.250%, 09/15/2020	50	50
Avnet
4.625%, 04/15/2026	25	26
3.750%, 12/01/2021	25	26
Baidu
2.750%, 06/09/2019	200	201
BMC Software Finance
8.125%, 07/15/2021 (A)	250	256
Boxer Parent
9.000% cash/0% PIK, 10/15/2019 (A)	100	100
Broadcom
3.875%, 01/15/2027 (A)	250	257
3.625%, 01/15/2024 (A)	100	103
3.500%, 01/15/2028 (A)	150	149

30	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 01/15/2025 (A)	$235	$233
3.000%, 01/15/2022 (A)	200	203
2.650%, 01/15/2023 (A)	250	247
2.375%, 01/15/2020 (A)	100	101
2.200%, 01/15/2021 (A)	50	50
CA
4.700%, 03/15/2027	50	53
3.600%, 08/01/2020	50	51
Camelot Finance
7.875%, 10/15/2024 (A)	135	145
CDK Global
4.875%, 06/01/2027 (A)	170	177
CDW
5.500%, 12/01/2024	75	83
5.000%, 09/01/2023	131	137
5.000%, 09/01/2025	70	73
Cisco Systems
5.900%, 02/15/2039	100	133
5.500%, 01/15/2040	100	129
4.950%, 02/15/2019	100	104
4.450%, 01/15/2020	300	317
2.950%, 02/28/2026	200	201
2.500%, 09/20/2026	200	194
2.200%, 02/28/2021	50	50
1.850%, 09/20/2021	100	99
1.600%, 02/28/2019	100	100
CommScope
5.000%, 06/15/2021 (A)	150	153
CommScope Technologies
6.000%, 06/15/2025 (A)	307	324
5.000%, 03/15/2027 (A)	65	64
Conduent Finance
10.500%, 12/15/2024 (A)	70	82
Dell International
8.350%, 07/15/2046 (A)	100	129
8.100%, 07/15/2036 (A)	150	190
7.125%, 06/15/2024 (A)	250	276
6.020%, 06/15/2026 (A)	200	223
5.875%, 06/15/2021 (A)	271	284
5.450%, 06/15/2023 (A)	115	126
4.420%, 06/15/2021 (A)	200	210
3.480%, 06/01/2019 (A)	200	204
DXC Technology
4.750%, 04/15/2027	200	215
eBay
3.450%, 08/01/2024	50	51
2.600%, 07/15/2022	200	199
2.200%, 08/01/2019	200	201
Electronic Arts
4.800%, 03/01/2026	50	55
3.700%, 03/01/2021	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
EMC
3.375%, 06/01/2023	$100	$97
2.650%, 06/01/2020	300	296
Exela Intermediate
10.000%, 07/15/2023 (A)	185	177
Fidelity National Information Services
4.500%, 08/15/2046	25	26
3.625%, 10/15/2020	112	116
3.500%, 04/15/2023	53	55
3.000%, 08/15/2026	50	48
2.250%, 08/15/2021	53	53
First Data
7.000%, 12/01/2023 (A)	465	498
5.750%, 01/15/2024 (A)	500	523
5.375%, 08/15/2023 (A)	100	104
5.000%, 01/15/2024 (A)	250	260
Fiserv
4.625%, 10/01/2020	100	106
Flex
4.750%, 06/15/2025	50	54
FLIR Systems
3.125%, 06/15/2021	150	152
Gartner
5.125%, 04/01/2025 (A)	145	153
Genesys Telecommunications Laboratories
10.000%, 11/30/2024 (A)	115	130
Genpact Luxembourg Sarl
3.700%, 04/01/2022 (A)	100	101
Gogo Intermediate Holdings
12.500%, 07/01/2022 (A)	160	181
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	150	153
8.375%, 08/15/2022 (A)	150	158
Harris
4.854%, 04/27/2035	35	39
3.832%, 04/27/2025	50	52
Hewlett Packard Enterprise
6.350%, 10/15/2045	50	53
6.200%, 10/15/2035	50	54
4.900%, 10/15/2025	100	106
4.400%, 10/15/2022	250	267
3.600%, 10/15/2020	50	52
HP
4.300%, 06/01/2021	250	265
Hughes Satellite Systems
6.625%, 08/01/2026	85	90
5.250%, 08/01/2026	105	107
IBM Credit
2.200%, 09/08/2022	200	198
1.800%, 01/20/2021	100	99
Infor Software Parent
7.125% cash/0% PIK, 05/01/2021 (A)	150	154

Adviser Managed Trust / Quarterly Report / October 31, 2017	31

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Infor US
6.500%, 05/15/2022	$301	$314
Informatica
7.125%, 07/15/2023 (A)	151	154
Ingram Micro
5.450%, 12/15/2024	80	82
Intel
4.900%, 07/29/2045	40	48
4.800%, 10/01/2041	100	118
4.250%, 12/15/2042	150	162
4.100%, 05/11/2047	100	106
3.700%, 07/29/2025	45	48
3.300%, 10/01/2021	100	104
2.875%, 05/11/2024	100	101
2.700%, 12/15/2022	50	51
2.600%, 05/19/2026	150	147
2.450%, 07/29/2020	185	188
International Business Machines
4.700%, 02/19/2046	100	115
4.000%, 06/20/2042	100	103
3.625%, 02/12/2024	350	369
2.875%, 11/09/2022	100	102
2.500%, 01/27/2022	200	201
2.250%, 02/19/2021	100	101
j2 Cloud Services
6.000%, 07/15/2025 (A)	95	100
Keysight Technologies
4.600%, 04/06/2027	65	69
KLA-Tencor
4.650%, 11/01/2024	100	109
Lam Research
2.750%, 03/15/2020	100	101
Mastercard
3.375%, 04/01/2024	100	105
2.000%, 11/21/2021	100	99
Maxim Integrated Products
2.500%, 11/15/2018	200	201
Micron Technology
5.500%, 02/01/2025	40	43
5.250%, 08/01/2023 (A)	301	315
Microsoft
4.500%, 10/01/2040	100	114
4.500%, 02/06/2057	200	226
4.450%, 11/03/2045	300	342
4.250%, 02/06/2047	100	110
4.200%, 06/01/2019	100	104
4.100%, 02/06/2037	100	109
4.000%, 02/12/2055	100	103
3.950%, 08/08/2056	150	154
3.750%, 02/12/2045	100	101
3.700%, 08/08/2046	100	100
3.500%, 02/12/2035	150	153

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 08/08/2036	$100	$101
3.300%, 02/06/2027	200	207
2.875%, 02/06/2024	35	36
2.700%, 02/12/2025	200	201
2.400%, 02/06/2022	250	252
2.400%, 08/08/2026	200	193
2.375%, 02/12/2022	100	101
2.375%, 05/01/2023	100	100
2.000%, 11/03/2020	200	200
2.000%, 08/08/2023	100	98
1.850%, 02/06/2020	100	100
1.625%, 12/06/2018	100	100
1.550%, 08/08/2021	100	98
1.100%, 08/08/2019	300	297
Motorola Solutions
4.000%, 09/01/2024	200	203
3.500%, 03/01/2023	100	101
NCR
6.375%, 12/15/2023	150	160
4.625%, 02/15/2021	100	101
NetApp
3.375%, 06/15/2021	150	154
2.000%, 09/27/2019	200	199
Nuance Communications
5.625%, 12/15/2026 (A)	115	122
NVIDIA
3.200%, 09/16/2026	50	50
2.200%, 09/16/2021	30	30
NXP BV
5.750%, 03/15/2023 (A)	200	208
4.625%, 06/01/2023 (A)	200	215
4.125%, 06/01/2021 (A)	150	157
3.875%, 09/01/2022 (A)	200	208
Open Text
5.875%, 06/01/2026 (A)	85	92
5.625%, 01/15/2023 (A)	140	146
Oracle
5.375%, 07/15/2040	150	188
4.375%, 05/15/2055	100	108
4.300%, 07/08/2034	100	110
4.125%, 05/15/2045	100	105
4.000%, 07/15/2046	150	155
3.900%, 05/15/2035	170	178
3.850%, 07/15/2036	50	52
3.400%, 07/08/2024	100	105
2.950%, 05/15/2025	250	253
2.800%, 07/08/2021	175	179
2.650%, 07/15/2026	140	137
2.500%, 05/15/2022	350	353
2.400%, 09/15/2023	50	50
2.250%, 10/08/2019	50	50
1.900%, 09/15/2021	135	134

32	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Plantronics
5.500%, 05/31/2023 (A)	$126	$131
PTC
6.000%, 05/15/2024	98	106
Qorvo
7.000%, 12/01/2025	95	108
QUALCOMM
4.800%, 05/20/2045	100	109
4.650%, 05/20/2035	200	218
4.300%, 05/20/2047	130	131
3.450%, 05/20/2025	100	103
3.250%, 05/20/2027	50	50
2.900%, 05/20/2024	50	50
2.600%, 01/30/2023	100	100
2.250%, 05/20/2020	100	101
2.100%, 05/20/2020	30	30
1.850%, 05/20/2019	105	105
Quintiles IMS
5.000%, 10/15/2026 (A)	200	212
4.875%, 05/15/2023 (A)	140	146
Rackspace Hosting
8.625%, 11/15/2024 (A)	205	216
Riverbed Technology
8.875%, 03/01/2023 (A)	80	72
Seagate HDD Cayman
4.750%, 01/01/2025	100	99
3.750%, 11/15/2018	200	204
Solera
10.500%, 03/01/2024 (A)	300	342
SS&C Technologies Holdings
5.875%, 07/15/2023	142	150
Symantec
5.000%, 04/15/2025 (A)	140	146
Texas Instruments
2.625%, 05/15/2024	100	100
1.850%, 05/15/2022	100	98
1.750%, 05/01/2020	100	100
Thomson Reuters
5.650%, 11/23/2043	200	235
3.850%, 09/29/2024	125	130
TIBCO Software
11.375%, 12/01/2021 (A)	150	164
Total System Services
3.750%, 06/01/2023	100	103
Tyco Electronics Group
3.125%, 08/15/2027	200	199
VeriSign
4.750%, 07/15/2027	195	201
4.625%, 05/01/2023	50	51
Veritas US
10.500%, 02/01/2024 (A)	120	128

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
ViaSat
5.625%, 09/15/2025 (A)	$148	$150
Visa
4.300%, 12/14/2045	100	111
4.150%, 12/14/2035	130	142
3.650%, 09/15/2047	200	200
3.150%, 12/14/2025	200	204
2.800%, 12/14/2022	100	102
2.200%, 12/14/2020	200	201
2.150%, 09/15/2022	200	198
VMware
3.900%, 08/21/2027	30	30
2.950%, 08/21/2022	235	235
2.300%, 08/21/2020	230	230
West
8.500%, 10/15/2025 (A)	180	175
Western Digital
10.500%, 04/01/2024	450	528
Xerox
5.625%, 12/15/2019	100	106
4.070%, 03/17/2022	100	102
3.625%, 03/15/2023	350	345
Xilinx
3.000%, 03/15/2021	150	153

		37,538

Materials — 1.3%
Agrium
5.250%, 01/15/2045	70	81
4.125%, 03/15/2035	200	203
Air Products & Chemicals
3.350%, 07/31/2024	100	103
Airgas
3.050%, 08/01/2020	100	102
Albemarle
4.150%, 12/01/2024	100	107
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (A)	200	222
Aleris International
9.500%, 04/01/2021 (A)	95	101
Allegheny Technologies
7.875%, 08/15/2023	75	82
ArcelorMittal
6.125%, 06/01/2025	100	115
Ardagh Packaging Finance Holdings
7.250%, 05/15/2024 (A)	275	302
4.625%, 05/15/2023 (A)	150	154
Ball
5.250%, 07/01/2025	190	209
4.375%, 12/15/2020	160	168
4.000%, 11/15/2023	150	154

Adviser Managed Trust / Quarterly Report / October 31, 2017	33

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barrick
5.250%, 04/01/2042	$100	$116
Barrick North America Finance
4.400%, 05/30/2021	43	46
Bemis
3.100%, 09/15/2026	100	97
Berry Global
5.500%, 05/15/2022	100	104
5.125%, 07/15/2023	125	131
BHP Billiton Finance USA
5.000%, 09/30/2043	100	119
2.875%, 02/24/2022	155	159
Big River Steel
7.250%, 09/01/2025 (A)	110	118
Blue Cube Spinco
10.000%, 10/15/2025	100	122
9.750%, 10/15/2023	100	118
BlueScope Steel Finance
6.500%, 05/15/2021 (A)	83	87
Cascades
5.500%, 07/15/2022 (A)	100	103
Celanese US Holdings
5.875%, 06/15/2021	30	33
4.625%, 11/15/2022	30	32
Celulosa Arauco y Constitucion
7.250%, 07/29/2019	100	109
CF Industries
3.450%, 06/01/2023	120	118
Chemours
7.000%, 05/15/2025	230	256
6.625%, 05/15/2023	80	85
5.375%, 05/15/2027	75	80
Cleveland-Cliffs
5.750%, 03/01/2025 (A)	245	237
Coveris Holdings
7.875%, 11/01/2019 (A)	100	97
Crown Americas
4.500%, 01/15/2023	100	104
CVR Partners
9.250%, 06/15/2023 (A)	85	91
Dow Chemical
8.550%, 05/15/2019	200	220
4.375%, 11/15/2042	100	104
4.250%, 11/15/2020	100	105
4.250%, 10/01/2034	100	104
3.500%, 10/01/2024	100	103
3.000%, 11/15/2022	50	51
E.I. du Pont de Nemours
4.900%, 01/15/2041	100	114
4.625%, 01/15/2020	100	106
2.800%, 02/15/2023	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Eastman Chemical
4.650%, 10/15/2044	$100	$108
3.800%, 03/15/2025	100	104
Ecolab
4.350%, 12/08/2021	100	108
2.700%, 11/01/2026	20	19
2.375%, 08/10/2022	150	149
Eldorado
6.125%, 12/15/2020 (A)	100	99
Fibria Overseas Finance
5.500%, 01/17/2027	50	54
FMG Resources August 2006 Pty
5.125%, 05/15/2024 (A)	90	93
4.750%, 05/15/2022 (A)	125	127
Freeport-McMoRan
6.875%, 02/15/2023	200	219
4.550%, 11/14/2024	100	100
3.875%, 03/15/2023	350	344
3.100%, 03/15/2020	200	200
Georgia-Pacific
8.875%, 05/15/2031	100	154
Goldcorp
3.700%, 03/15/2023	100	104
Hexion
10.375%, 02/01/2022 (A)	90	85
Hudbay Minerals
7.625%, 01/15/2025 (A)	30	33
Huntsman International
4.875%, 11/15/2020	100	105
INEOS Group Holdings
5.625%, 08/01/2024 (A)	200	208
International Flavors & Fragrances
4.375%, 06/01/2047	30	31
International Paper
7.500%, 08/15/2021	100	118
5.150%, 05/15/2046	100	115
4.800%, 06/15/2044	100	109
4.750%, 02/15/2022	100	108
4.350%, 08/15/2048	100	103
INVISTA Finance
4.250%, 10/15/2019 (A)	100	103
Joseph T Ryerson & Son
11.000%, 05/15/2022 (A)	125	141
Kinross
4.500%, 07/15/2027 (A)	95	96
Koppers
6.000%, 02/15/2025 (A)	100	107
Lubrizol
6.500%, 10/01/2034	100	133
Lundin Mining
7.500%, 11/01/2020 (A)	120	125

34	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
LYB International Finance BV
4.875%, 03/15/2044	$50	$55
LYB International Finance II BV
3.500%, 03/02/2027	64	64
LyondellBasell Industries
5.000%, 04/15/2019	190	197
4.625%, 02/26/2055	100	102
Martin Marietta Materials
4.250%, 07/02/2024	100	106
Momentive Performance Materials
3.880%, 10/24/2021	145	151
Monsanto
4.700%, 07/15/2064	50	51
4.400%, 07/15/2044	150	156
3.375%, 07/15/2024	100	102
Mosaic
4.250%, 11/15/2023	125	131
New Gold
6.250%, 11/15/2022 (A)	100	103
Newmont Mining
6.250%, 10/01/2039	50	64
4.875%, 03/15/2042	125	137
3.500%, 03/15/2022	100	103
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	86	89
Nucor
6.400%, 12/01/2037	100	130
4.000%, 08/01/2023	100	106
Olin
5.125%, 09/15/2027	90	95
Owens-Brockway Glass Container
5.875%, 08/15/2023 (A)	70	77
5.000%, 01/15/2022 (A)	115	121
Platform Specialty Products
10.375%, 05/01/2021 (A)	100	109
6.500%, 02/01/2022 (A)	68	70
PolyOne
5.250%, 03/15/2023	100	108
Potash Corp of Saskatchewan
4.000%, 12/15/2026	50	52
3.625%, 03/15/2024	50	52
3.000%, 04/01/2025	100	98
PQ
6.750%, 11/15/2022 (A)	127	137
Praxair
3.200%, 01/30/2026	100	102
2.450%, 02/15/2022	200	202
Rain CII Carbon
7.250%, 04/01/2025 (A)	100	108
Rayonier AM Products
5.500%, 06/01/2024 (A)	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Resolute Forest Products
5.875%, 05/15/2023	$100	$101
Reynolds Group Issuer
7.000%, 07/15/2024 (A)	100	107
5.125%, 07/15/2023 (A)	300	312
Rio Tinto Finance USA
4.125%, 08/21/2042	100	105
3.750%, 06/15/2025	350	370
RPM International
5.250%, 06/01/2045	50	56
Sherwin-Williams
7.250%, 06/15/2019	100	108
4.500%, 06/01/2047	129	137
3.450%, 06/01/2027	160	163
3.125%, 06/01/2024	25	25
2.750%, 06/01/2022	200	201
2.250%, 05/15/2020	300	301
Sonoco Products
5.750%, 11/01/2040	100	119
Southern Copper
6.750%, 04/16/2040	100	125
5.375%, 04/16/2020	200	214
3.875%, 04/23/2025	60	62
SPCM
4.875%, 09/15/2025 (A)	75	77
Standard Industries
6.000%, 10/15/2025 (A)	250	270
5.375%, 11/15/2024 (A)	250	264
Steel Dynamics
5.500%, 10/01/2024	100	107
5.125%, 10/01/2021	100	103
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	80	84
Teck Resources
8.500%, 06/01/2024 (A)	50	57
TPC Group
8.750%, 12/15/2020 (A)	135	132
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	75	79
Tronox Finance
7.500%, 03/15/2022 (A)	138	145
United States Steel
8.375%, 07/01/2021 (A)	125	136
6.875%, 08/15/2025	121	123
US Concrete
6.375%, 06/01/2024	100	108
Vale
5.625%, 09/11/2042	100	106
Vale Overseas
6.875%, 11/21/2036	150	179
6.250%, 08/10/2026	100	115
5.875%, 06/10/2021	100	110

Adviser Managed Trust / Quarterly Report / October 31, 2017	35

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 01/11/2022	$125	$130
Vulcan Materials
7.500%, 06/15/2021	100	117
Westlake Chemical
4.625%, 02/15/2021	50	52
WestRock
3.000%, 09/15/2024 (A)	200	199
WestRock RKT
4.000%, 03/01/2023	200	209
WR Grace & Company
5.125%, 10/01/2021 (A)	100	108

		18,166

Real Estate — 1.0%
Alexandria Real Estate Equities
4.600%, 04/01/2022	350	373
American Campus Communities Operating Partnership
3.625%, 11/15/2027	230	230
3.350%, 10/01/2020	50	51
American Tower
4.000%, 06/01/2025	100	104
3.450%, 09/15/2021	150	154
3.375%, 10/15/2026	150	148
3.300%, 02/15/2021	100	103
3.125%, 01/15/2027	100	97
2.800%, 06/01/2020	100	101
AvalonBay Communities MTN
3.500%, 11/15/2024	100	103
3.500%, 11/15/2025	100	103
3.350%, 05/15/2027	200	203
Boston Properties
3.700%, 11/15/2018	150	153
3.125%, 09/01/2023	150	152
Brixmor Operating Partnership
4.125%, 06/15/2026	25	25
3.875%, 08/15/2022	30	31
3.650%, 06/15/2024	50	50
3.250%, 09/15/2023	50	49
Corporate Office Properties
5.000%, 07/01/2025	50	54
Crown Castle International
5.250%, 01/15/2023	125	138
4.750%, 05/15/2047	25	26
4.450%, 02/15/2026	65	69
4.000%, 03/01/2027	20	20
3.650%, 09/01/2027	135	135
3.400%, 02/15/2021	55	57
3.200%, 09/01/2024	35	35
2.250%, 09/01/2021	55	54
CubeSmart
3.125%, 09/01/2026	50	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CyrusOne
5.000%, 03/15/2024 (A)	$95	$100
DDR
4.700%, 06/01/2027	35	36
3.625%, 02/01/2025	100	98
Digital Realty Trust
3.950%, 07/01/2022	100	105
3.700%, 08/15/2027	50	51
2.750%, 02/01/2023	200	200
Duke Realty
3.875%, 10/15/2022	150	157
EPR Properties
4.750%, 12/15/2026	100	104
Equinix
5.875%, 01/15/2026	150	163
5.375%, 01/01/2022	200	209
5.375%, 04/01/2023	150	155
5.375%, 05/15/2027	240	257
ERP Operating
4.000%, 08/01/2047	200	199
3.375%, 06/01/2025	100	102
3.250%, 08/01/2027	200	201
2.375%, 07/01/2019	150	151
Essex Portfolio
3.375%, 04/15/2026	100	99
Federal Realty Investment Trust
4.500%, 12/01/2044	50	53
FelCor Lodging
5.625%, 03/01/2023	100	103
GLP Capital
5.375%, 11/01/2023	50	54
5.375%, 04/15/2026	300	325
4.875%, 11/01/2020	100	106
HCP
5.375%, 02/01/2021	200	217
4.000%, 12/01/2022	50	53
4.000%, 06/01/2025	100	103
Healthcare Trust of America Holdings
3.500%, 08/01/2026	40	39
Highwoods Realty
3.200%, 06/15/2021	100	101
Hospitality Properties Trust
4.950%, 02/15/2027	70	74
4.500%, 03/15/2025	50	52
3.950%, 01/15/2028	30	30
Host Hotels & Resorts
4.000%, 06/15/2025	65	66
3.875%, 04/01/2024	100	103
Howard Hughes
5.375%, 03/15/2025 (A)	245	252
Hudson Pacific Properties
3.950%, 11/01/2027	200	200

36	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Iron Mountain
6.000%, 08/15/2023	$100	$105
4.875%, 09/15/2027 (A)	225	228
iStar
5.000%, 07/01/2019	150	152
Kennedy-Wilson
5.875%, 04/01/2024	190	197
Kilroy Realty
4.375%, 10/01/2025	100	105
Kimco Realty
4.450%, 09/01/2047	200	200
3.300%, 02/01/2025	200	201
3.200%, 05/01/2021	370	378
Lamar Media
5.375%, 01/15/2024	100	105
Liberty Property
3.375%, 06/15/2023	95	97
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	108	117
4.500%, 09/01/2026	135	135
Mid-America Apartments
4.000%, 11/15/2025	50	52
3.600%, 06/01/2027	200	201
MPT Operating Partnership
6.375%, 03/01/2024	100	108
5.250%, 08/01/2026	75	78
5.000%, 10/15/2027	120	124
National Retail Properties
4.000%, 11/15/2025	65	67
3.600%, 12/15/2026	50	49
3.500%, 10/15/2027	200	196
Omega Healthcare Investors
5.250%, 01/15/2026	100	105
Prologis
3.750%, 11/01/2025	65	68
Public Storage
3.094%, 09/15/2027	30	30
2.370%, 09/15/2022	200	199
QCP SNF West
8.125%, 11/01/2023 (A)	130	135
Realogy Group
5.250%, 12/01/2021 (A)	100	104
4.875%, 06/01/2023 (A)	50	51
Realty Income
4.650%, 08/01/2023	150	163
3.250%, 10/15/2022	160	163
Regency Centers
4.400%, 02/01/2047	35	35
3.600%, 02/01/2027	30	30
Sabra Health Care
5.500%, 02/01/2021	50	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SBA Communications
4.875%, 07/15/2022	$100	$103
4.875%, 09/01/2024	150	154
4.000%, 10/01/2022 (A)	165	168
Select Income
4.500%, 02/01/2025	100	102
Simon Property Group
4.250%, 11/30/2046	50	52
3.500%, 09/01/2025	150	154
3.250%, 11/30/2026	50	50
2.625%, 06/15/2022	50	50
2.500%, 09/01/2020	100	101
SL Green Operating Partnership
3.250%, 10/15/2022	200	201
Tanger Properties
3.125%, 09/01/2026	50	48
UDR MTN
3.750%, 07/01/2024	100	103
Uniti Group
8.250%, 10/15/2023	210	202
7.125%, 12/15/2024 (A)	100	92
6.000%, 04/15/2023 (A)	33	33
Ventas Realty
3.250%, 10/15/2026	50	49
2.700%, 04/01/2020	280	282
VEREIT Operating Partnership
4.875%, 06/01/2026	30	32
4.600%, 02/06/2024	25	26
4.125%, 06/01/2021	20	21
3.950%, 08/15/2027	40	40
3.000%, 02/06/2019	35	35
Washington Prime Group
5.950%, 08/15/2024	200	205
Welltower
6.500%, 03/15/2041	70	90
4.950%, 01/15/2021	145	155
4.250%, 04/01/2026	50	53
Weyerhaeuser
7.375%, 03/15/2032	100	139
WP Carey
4.600%, 04/01/2024	150	157

		14,111

Telecommunication Services — 2.2%
Acosta
7.750%, 10/01/2022 (A)	100	70
Altice Financing
7.500%, 05/15/2026 (A)	425	466
6.625%, 02/15/2023 (A)	400	422
6.500%, 01/15/2022 (A)	150	155
Altice Luxembourg
7.750%, 05/15/2022 (A)	500	530

Adviser Managed Trust / Quarterly Report / October 31, 2017	37

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.625%, 02/15/2025 (A)	$250	$271
Altice US Finance I
5.500%, 05/15/2026 (A)	328	341
5.375%, 07/15/2023 (A)	150	156
America Movil
6.375%, 03/01/2035	200	250
6.125%, 03/30/2040	100	123
5.000%, 03/30/2020	250	266
AT&T
6.500%, 09/01/2037	585	701
6.000%, 08/15/2040	100	111
5.800%, 02/15/2019	100	105
5.700%, 03/01/2057	250	264
5.650%, 02/15/2047	50	53
5.450%, 03/01/2047	100	104
5.300%, 08/14/2058	150	149
5.250%, 03/01/2037	50	52
5.150%, 03/15/2042	250	251
5.150%, 02/14/2050	110	108
5.000%, 03/01/2021	150	163
4.900%, 08/14/2037	45	45
4.800%, 06/15/2044	100	96
4.750%, 05/15/2046	235	222
4.500%, 05/15/2035	250	244
4.350%, 06/15/2045	100	89
4.250%, 03/01/2027	150	154
4.125%, 02/17/2026	250	257
3.950%, 01/15/2025	100	103
3.900%, 03/11/2024	100	103
3.900%, 08/14/2027	120	119
3.800%, 03/15/2022	150	158
3.800%, 03/01/2024	50	51
3.600%, 02/17/2023	50	52
3.400%, 08/14/2024	100	100
3.400%, 05/15/2025	350	346
3.200%, 03/01/2022	465	473
3.000%, 02/15/2022	150	152
3.000%, 06/30/2022	200	202
2.850%, 02/14/2023	150	149
2.800%, 02/17/2021	50	51
2.450%, 06/30/2020	200	202
Block Communications
6.875%, 02/15/2025 (A)	50	54
British Telecommunications
9.125%, 12/15/2030	150	227
CenturyLink
7.500%, 04/01/2024	250	266
5.625%, 04/01/2020	200	208
Cequel Communications Holdings
5.125%, 12/15/2021 (A)	200	203
Cequel Communications Holdings I
5.125%, 12/15/2021 (A)	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cincinnati Bell
7.000%, 07/15/2024 (A)	$135	$135
Consolidated Communications
6.500%, 10/01/2022	100	98
Deutsche Telekom International Finance
8.750%, 06/15/2030	200	293
Frontier Communications
11.000%, 09/15/2025	670	569
10.500%, 09/15/2022	510	445
6.875%, 01/15/2025	100	74
Grupo Televisa
5.000%, 05/13/2045	200	200
GTT Communications
7.875%, 12/31/2024	84	90
Inmarsat Finance
4.875%, 05/15/2022 (A)	100	102
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)	260	261
8.000%, 02/15/2024 (A)	200	212
5.500%, 08/01/2023	300	256
Intelsat Luxembourg
8.125%, 06/01/2023	75	46
7.750%, 06/01/2021	300	188
Koninklijke
8.375%, 10/01/2030	50	69
Level 3 Communications
5.750%, 12/01/2022	200	205
Level 3 Financing
5.375%, 08/15/2022	150	155
5.375%, 01/15/2024	140	145
5.375%, 05/01/2025	150	157
5.250%, 03/15/2026	100	103
5.125%, 05/01/2023	200	205
MHGE Parent
8.500% cash/0% PIK, 08/01/2019 (A)	119	119
Midcontinent Communications
6.875%, 08/15/2023 (A)	75	80
Millicom International Cellular
6.000%, 03/15/2025 (A)	200	211
Nokia
4.375%, 06/12/2027	25	25
3.375%, 06/12/2022	120	120
Orange
9.000%, 03/01/2031	100	152
5.500%, 02/06/2044	25	30
2.750%, 02/06/2019	200	202
1.625%, 11/03/2019	100	99
Outfront Media Capital
5.625%, 02/15/2024	100	105
Qwest
6.750%, 12/01/2021	100	111

38	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rogers Communications
5.000%, 03/15/2044	$100	$114
2.900%, 11/15/2026	100	97
Sable International Finance
6.875%, 08/01/2022 (A)	200	214
SFR Group
7.375%, 05/01/2026 (A)	750	806
6.250%, 05/15/2024 (A)	225	236
6.000%, 05/15/2022 (A)	700	730
SoftBank Group
4.500%, 04/15/2020 (A)	400	413
Sprint
7.875%, 09/15/2023	750	838
7.625%, 02/15/2025	100	110
7.250%, 09/15/2021	315	343
7.125%, 06/15/2024	450	487
Sprint Communications
6.000%, 11/15/2022	350	367
Telecom Italia
5.303%, 05/30/2024 (A)	200	216
Telefonica Emisiones
7.045%, 06/20/2036	100	134
5.134%, 04/27/2020	100	107
4.103%, 03/08/2027	250	257
Telesat Canada
8.875%, 11/15/2024 (A)	120	134
T-Mobile
6.625%, 04/01/2023	300	315
6.500%, 01/15/2026	350	387
6.375%, 03/01/2025	100	108
T-Mobile USA
6.836%, 04/28/2023	200	211
6.500%, 01/15/2024	150	160
6.000%, 03/01/2023	200	211
6.000%, 04/15/2024	500	535
5.375%, 04/15/2027	100	108
Unitymedia GmbH
6.125%, 01/15/2025 (A)	200	213
UPC Holding BV
5.500%, 01/15/2028 (A)	200	199
UPCB Finance IV
5.375%, 01/15/2025 (A)	200	205
Verizon Communications
5.012%, 04/15/2049	267	273
5.012%, 08/21/2054	379	379
4.862%, 08/21/2046	400	404
4.812%, 03/15/2039	100	103
4.672%, 03/15/2055	117	111
4.522%, 09/15/2048	453	433
4.500%, 09/15/2020	500	533
4.500%, 08/10/2033	300	309
4.272%, 01/15/2036	600	588

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.150%, 03/15/2024	$450	$477
4.125%, 08/15/2046	150	136
3.500%, 11/01/2024	500	510
3.376%, 02/15/2025 (A)	200	201
2.946%, 03/15/2022	304	309
2.625%, 08/15/2026	150	141
Videotron
5.375%, 06/15/2024 (A)	100	108
5.125%, 04/15/2027 (A)	100	105
Virgin Media Secured Finance
5.250%, 01/15/2026 (A)	450	467
Vodafone Group
6.150%, 02/27/2037	200	246
2.950%, 02/19/2023	300	303
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	600	623
4.750%, 07/15/2020 (A)	200	203
Windstream Services
6.375%, 08/01/2023	150	109
WMG Acquisition
6.750%, 04/15/2022 (A)	100	105
Zayo Group
6.375%, 05/15/2025	200	215
6.000%, 04/01/2023	170	179
5.750%, 01/15/2027 (A)	275	290
Ziggo Bond Finance BV
6.000%, 01/15/2027 (A)	200	204
Ziggo Secured Finance BV
5.500%, 01/15/2027 (A)	150	153

		31,273

Utilities — 1.9%
AEP Texas
3.800%, 10/01/2047 (A)	100	101
2.400%, 10/01/2022 (A)	200	198
AEP Transmission
3.750%, 12/01/2047 (A)	50	51
AES
6.000%, 05/15/2026	100	108
5.500%, 03/15/2024	100	105
5.125%, 09/01/2027	76	78
4.875%, 05/15/2023	200	204
Alabama Power
3.750%, 03/01/2045	100	102
Ameren
2.700%, 11/15/2020	100	101
Ameren Illinois
3.250%, 03/01/2025	100	102
American Water Capital
6.593%, 10/15/2037	100	137
2.950%, 09/01/2027	200	199

Adviser Managed Trust / Quarterly Report / October 31, 2017	39

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AmeriGas Partners
5.875%, 08/20/2026	$120	$125
5.625%, 05/20/2024	170	179
5.500%, 05/20/2025	90	92
Appalachian Power
7.000%, 04/01/2038	100	139
4.450%, 06/01/2045	100	109
3.400%, 06/01/2025	100	103
Arizona Public Service
2.950%, 09/15/2027	100	99
Atmos Energy
4.125%, 10/15/2044	100	106
Baltimore Gas & Electric
3.750%, 08/15/2047	200	200
2.400%, 08/15/2026	50	48
Berkshire Hathaway Energy
6.500%, 09/15/2037	350	475
6.125%, 04/01/2036	250	327
2.000%, 11/15/2018	200	201
Black Hills
3.950%, 01/15/2026	100	104
Calpine
6.000%, 01/15/2022 (A)	200	207
5.750%, 01/15/2025	300	285
5.375%, 01/15/2023	200	194
CenterPoint Energy
2.500%, 09/01/2022	150	150
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	200	231
CenterPoint Energy Resources
4.500%, 01/15/2021	100	105
Cleco Corporate Holdings
4.973%, 05/01/2046	35	38
3.743%, 05/01/2026	50	50
CMS Energy
3.450%, 08/15/2027	50	51
Commonwealth Edison
3.700%, 03/01/2045	50	50
2.950%, 08/15/2027	100	100
Connecticut Light & Power
4.300%, 04/15/2044	200	223
4.150%, 06/01/2045	100	109
Consolidated Edison
2.000%, 05/15/2021	100	99
Consolidated Edison of New York
6.300%, 08/15/2037	100	134
4.450%, 03/15/2044	200	224
4.300%, 12/01/2056	100	108
3.850%, 06/15/2046	100	103
Consumers Energy
3.950%, 05/15/2043	50	52
2.850%, 05/15/2022	100	102

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delmarva Power & Light
4.150%, 05/15/2045	$50	$54
Dominion Energy
5.200%, 08/15/2019	100	105
4.050%, 09/15/2042	100	100
2.850%, 08/15/2026	30	29
2.750%, 09/15/2022	250	251
2.579%, 07/01/2020	100	101
2.500%, 12/01/2019	100	101
Dominion Energy Gas Holdings
4.600%, 12/15/2044	25	27
3.600%, 12/15/2024	100	103
2.500%, 12/15/2019	50	50
DTE Electric
3.750%, 08/15/2047	200	202
3.700%, 03/15/2045	50	50
3.700%, 06/01/2046	50	50
DTE Energy
3.300%, 06/15/2022	50	51
2.850%, 10/01/2026	50	48
2.400%, 12/01/2019	125	126
Duke Energy
3.750%, 04/15/2024	100	105
3.750%, 09/01/2046	300	292
3.150%, 08/15/2027	200	198
2.650%, 09/01/2026	200	192
2.400%, 08/15/2022	100	99
Duke Energy Carolinas
4.250%, 12/15/2041	100	109
2.950%, 12/01/2026	100	100
Duke Energy Florida
6.400%, 06/15/2038	450	620
3.200%, 01/15/2027	50	51
Duke Energy Indiana
3.750%, 05/15/2046	50	50
Duke Energy Ohio
3.700%, 06/15/2046	14	14
Duke Energy Progress
5.300%, 01/15/2019	100	104
4.150%, 12/01/2044	50	54
3.600%, 09/15/2047	100	99
Dynegy
8.125%, 01/30/2026 (A)	113	125
8.000%, 01/15/2025 (A)	200	219
7.625%, 11/01/2024	190	208
7.375%, 11/01/2022	440	472
6.750%, 11/01/2019	95	98
Edison International
2.950%, 03/15/2023	50	51
2.400%, 09/15/2022	80	79
El Paso Electric
5.000%, 12/01/2044	50	55

40	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Emera US Finance
4.750%, 06/15/2046	$35	$38
3.550%, 06/15/2026	235	237
2.150%, 06/15/2019	20	20
Enel
8.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.880%, 09/24/2073 (A)	200	247
Entergy
5.125%, 09/15/2020	100	106
4.000%, 07/15/2022	100	106
2.950%, 09/01/2026	100	97
Entergy Arkansas
3.700%, 06/01/2024	100	105
Entergy Mississippi
2.850%, 06/01/2028	25	24
Eversource Energy
3.150%, 01/15/2025	100	101
2.900%, 10/01/2024	200	199
Exelon
5.625%, 06/15/2035	100	120
5.100%, 06/15/2045	100	115
3.950%, 06/15/2025	100	105
Exelon Generation
6.250%, 10/01/2039	300	340
5.600%, 06/15/2042	100	105
4.250%, 06/15/2022	100	106
2.950%, 01/15/2020	100	102
FirstEnergy
7.375%, 11/15/2031	70	94
4.250%, 03/15/2023	40	42
Florida Power & Light
5.950%, 02/01/2038	200	263
4.050%, 10/01/2044	200	215
Fortis
3.055%, 10/04/2026	100	97
Georgia Power
4.300%, 03/15/2042	125	131
2.000%, 09/08/2020	200	199
Great Plains Energy
4.850%, 06/01/2021	155	165
Interstate Power & Light
3.700%, 09/15/2046	50	48
ITC Holdings
3.250%, 06/30/2026	30	30
Kansas City Power & Light
4.200%, 06/15/2047	100	104
Kentucky Utilities
5.125%, 11/01/2040	194	238
MidAmerican Energy
3.950%, 08/01/2047	50	53
3.100%, 05/01/2027	50	50
2.400%, 03/15/2019	100	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Fuel Gas
5.200%, 07/15/2025	$100	$107
3.950%, 09/15/2027	200	198
NextEra Energy Capital Holdings
2.400%, 09/15/2019	150	151
NextEra Energy Operating Partners
4.500%, 09/15/2027 (A)	58	59
4.250%, 09/15/2024 (A)	36	36
NiSource Finance
5.950%, 06/15/2041	100	124
5.650%, 02/01/2045	50	62
4.375%, 05/15/2047	150	159
3.950%, 03/30/2048	100	99
3.490%, 05/15/2027	50	51
Northern States Power
4.125%, 05/15/2044	200	211
3.600%, 09/15/2047	200	200
2.200%, 08/15/2020	100	101
NRG Energy
7.250%, 05/15/2026	140	152
6.625%, 01/15/2027	175	186
6.250%, 07/15/2022	150	158
6.250%, 05/01/2024	150	159
NRG Yield Operating
5.375%, 08/15/2024	100	104
NSTAR Electric
3.200%, 05/15/2027	100	102
Oglethorpe Power
4.250%, 04/01/2046	100	98
Ohio Edison
6.875%, 07/15/2036	200	267
Oklahoma Gas & Electric
3.850%, 08/15/2047	50	51
Oncor Electric Delivery
3.800%, 09/30/2047 (A)	100	102
3.750%, 04/01/2045	100	101
2.950%, 04/01/2025	50	50
ONE Gas
2.070%, 02/01/2019	100	100
Pacific Gas & Electric
6.050%, 03/01/2034	400	497
5.800%, 03/01/2037	100	123
4.750%, 02/15/2044	50	56
4.300%, 03/15/2045	30	31
PacifiCorp
3.600%, 04/01/2024	100	104
PECO Energy
3.700%, 09/15/2047	100	101
Piedmont Natural Gas
3.640%, 11/01/2046	25	24
Potomac Electric Power
6.500%, 11/15/2037	100	136

Adviser Managed Trust / Quarterly Report / October 31, 2017	41

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PPL Capital Funding
4.000%, 09/15/2047	$100	$101
3.400%, 06/01/2023	100	103
PPL Electric Utilities
4.150%, 10/01/2045	100	108
Progress Energy
4.400%, 01/15/2021	100	106
PSEG Power
8.625%, 04/15/2031	200	265
3.000%, 06/15/2021	100	101
Public Service Electric & Gas MTN
3.000%, 05/15/2027	100	100
Public Service Enterprise Group
2.000%, 11/15/2021	100	98
Public Service of Colorado
3.800%, 06/15/2047	100	102
San Diego Gas & Electric
3.750%, 06/01/2047	150	155
Sempra Energy
3.250%, 06/15/2027	200	199
2.850%, 11/15/2020	100	102
2.400%, 03/15/2020	50	50
South Carolina Electric & Gas
5.100%, 06/01/2065	100	108
4.500%, 06/01/2064	100	100
Southern
4.400%, 07/01/2046	200	210
4.250%, 07/01/2036	30	31
3.250%, 07/01/2026	200	199
2.950%, 07/01/2023	100	101
2.350%, 07/01/2021	50	50
2.150%, 09/01/2019	250	250
1.850%, 07/01/2019	35	35
Southern California Edison
5.950%, 02/01/2038	200	263
4.650%, 10/01/2043	100	117
3.500%, 10/01/2023	100	105
Southern Gas Capital
3.500%, 09/15/2021	200	206
Southern Power
4.950%, 12/15/2046	100	107
4.150%, 12/01/2025	100	106
2.500%, 12/15/2021	50	50
2.375%, 06/01/2020	50	50
Southwestern Electric Power
3.900%, 04/01/2045	50	50
Southwestern Public Service
3.700%, 08/15/2047	200	200
Suburban Propane Partners
5.500%, 06/01/2024	100	100
Talen Energy Supply
6.500%, 06/01/2025	128	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TECO Finance
5.150%, 03/15/2020	$100	$106
TerraForm Global Operating
9.750%, 08/15/2022 (A)	100	111
TerraForm Power Operating
6.375%, 02/01/2023 (A) (C)	191	200
Union Electric
3.650%, 04/15/2045	100	99
Virginia Electric & Power
8.875%, 11/15/2038	150	255
4.200%, 05/15/2045	25	27
3.800%, 09/15/2047	150	152
2.950%, 01/15/2022	300	306
2.750%, 03/15/2023	50	50
Washington Gas Light MTN
3.796%, 09/15/2046	135	136
WEC Energy Group
3.550%, 06/15/2025	100	103
2.450%, 06/15/2020	100	101
Westar Energy
4.250%, 12/01/2045	100	107
Wisconsin Power & Light
3.050%, 10/15/2027	200	200
Xcel Energy
4.700%, 05/15/2020	125	132
2.600%, 03/15/2022	50	50

		25,887

Total Corporate Obligations (Cost $441,003) ($ Thousands)		449,451

U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bonds
6.250%, 08/15/2023	2,500	3,066
5.375%, 02/15/2031	500	667
5.000%, 05/15/2037	1,250	1,701
4.750%, 02/15/2037	1,750	2,314
4.750%, 02/15/2041	2,510	3,361
4.625%, 02/15/2040	1,000	1,312
4.500%, 02/15/2036	5,500	7,041
4.500%, 05/15/2038	150	193
4.375%, 02/15/2038	1,000	1,266
4.375%, 05/15/2040	750	953
4.250%, 05/15/2039	250	312
3.875%, 08/15/2040	1,225	1,452
3.625%, 02/15/2044	4,680	5,362
3.375%, 05/15/2044	3,055	3,357
3.125%, 08/15/2044	800	841
3.000%, 05/15/2042	3,000	3,095
3.000%, 11/15/2044	6,025	6,189
3.000%, 05/15/2045	700	719

42	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
3.000%, 11/15/2045	$1,500	$1,539
3.000%, 02/15/2047	2,350	2,409
3.000%, 05/15/2047	1,500	1,538
2.875%, 05/15/2043	3,125	3,142
2.875%, 08/15/2045	750	751
2.875%, 11/15/2046	2,750	2,750
2.750%, 08/15/2047	1,500	1,462
2.625%, 11/15/2020	3,500	3,591
2.500%, 02/15/2045	3,500	3,256
2.500%, 02/15/2046	2,700	2,504
2.500%, 05/15/2046	2,650	2,455
2.250%, 02/15/2027	2,500	2,476
2.250%, 08/15/2046	3,000	2,630
U.S. Treasury Notes
3.625%, 08/15/2019	1,500	1,554
3.625%, 02/15/2020	2,250	2,350
3.625%, 02/15/2021	7,500	7,940
3.500%, 05/15/2020	4,500	4,704
3.125%, 05/15/2021	6,250	6,528
2.750%, 11/15/2023	4,500	4,657
2.750%, 02/15/2024	750	776
2.625%, 08/15/2020	1,500	1,537
2.500%, 05/15/2024	5,450	5,551
2.375%, 05/15/2027	3,000	3,001
2.250%, 07/31/2021	4,000	4,055
2.250%, 12/31/2023	2,000	2,011
2.250%, 01/31/2024	1,000	1,005
2.250%, 11/15/2024	5,000	5,004
2.250%, 11/15/2025	3,500	3,486
2.250%, 08/15/2027	2,000	1,978
2.125%, 08/31/2020	9,000	9,100
2.125%, 01/31/2021	1,500	1,516
2.125%, 09/30/2021	2,500	2,522
2.125%, 12/31/2021	1,000	1,008
2.125%, 02/29/2024	1,500	1,496
2.125%, 03/31/2024	1,500	1,495
2.125%, 05/15/2025	2,500	2,475
2.000%, 09/30/2020	7,000	7,054
2.000%, 10/31/2021	2,000	2,008
2.000%, 11/15/2021	5,000	5,023
2.000%, 12/31/2021	5,000	5,015
2.000%, 02/15/2022	3,000	3,009
2.000%, 05/31/2024	4,000	3,951
2.000%, 02/15/2025	2,850	2,800
2.000%, 08/15/2025	5,200	5,093
2.000%, 11/15/2026	4,000	3,885
1.875%, 01/31/2022	4,500	4,488
1.875%, 02/28/2022	2,000	1,994
1.875%, 03/31/2022	1,500	1,495
1.875%, 04/30/2022	3,000	2,988
1.875%, 07/31/2022	3,000	2,983
1.875%, 08/31/2024	6,000	5,871

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.750%, 09/30/2019	$8,800	$8,825
1.750%, 12/31/2020	3,500	3,497
1.750%, 11/30/2021	5,000	4,969
1.750%, 05/31/2022	3,500	3,465
1.750%, 06/30/2022	4,000	3,958
1.750%, 01/31/2023	2,000	1,969
1.750%, 05/15/2023	1,750	1,719
1.625%, 07/31/2019	1,130	1,131
1.625%, 03/15/2020	1,000	999
1.625%, 08/31/2022	10,000	9,826
1.625%, 05/31/2023	2,000	1,950
1.625%, 02/15/2026	2,650	2,511
1.625%, 05/15/2026	3,500	3,308
1.500%, 12/31/2018	7,000	6,999
1.500%, 05/31/2019	1,150	1,149
1.500%, 05/31/2020	5,000	4,976
1.500%, 07/15/2020	2,000	1,989
1.500%, 02/28/2023	750	729
1.500%, 03/31/2023	2,000	1,941
1.500%, 08/15/2026	3,500	3,267
1.375%, 02/15/2020	750	745
1.375%, 02/29/2020	8,000	7,948
1.375%, 05/31/2020	750	744
1.375%, 01/31/2021	3,500	3,454
1.375%, 04/30/2021	4,000	3,940
1.375%, 05/31/2021	3,000	2,952
1.375%, 08/31/2023	1,500	1,439
1.375%, 09/30/2023	1,000	958
1.250%, 11/15/2018	5,000	4,987
1.250%, 12/31/2018	5,000	4,985
1.250%, 01/31/2019	1,500	1,495
1.250%, 03/31/2019	1,000	996
1.250%, 06/30/2019	4,000	3,979
1.250%, 03/31/2021	5,000	4,907
1.250%, 10/31/2021	3,000	2,926
1.125%, 01/15/2019	2,000	1,991
1.125%, 02/28/2019	3,000	2,985
1.125%, 04/30/2020	1,000	987
1.125%, 02/28/2021	3,500	3,423
1.125%, 06/30/2021	5,000	4,872
1.125%, 07/31/2021	5,500	5,354
1.125%, 08/31/2021	4,000	3,889
1.125%, 09/30/2021	6,500	6,314
1.000%, 11/30/2018	5,000	4,973
1.000%, 09/30/2019	3,000	2,967
1.000%, 11/15/2019	5,000	4,939
0.875%, 05/15/2019	3,500	3,464
0.875%, 06/15/2019	2,000	1,978

Total U.S. Treasury Obligations (Cost $373,039) ($ Thousands)		370,878

Adviser Managed Trust / Quarterly Report / October 31, 2017	43

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 22.4%

Agency Mortgage-Backed Obligations — 21.5%
FHLMC
5.500%, 10/01/2038 to 06/01/2041	$1,461	$1,624
5.000%, 09/01/2023 to 11/01/2041	2,345	2,553
4.500%, 08/01/2040 to 07/01/2045	3,778	4,047
4.000%, 03/01/2019 to 08/01/2047	17,824	18,769
3.500%, 10/01/2020 to 09/01/2047	19,568	20,163
3.000%, 09/01/2029 to 03/01/2047	24,448	24,599
2.500%, 10/01/2029 to 02/01/2032	6,712	6,748
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/2019	755	786
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/2020	760	794
FHLMC Multifamily Structured Pass-Through Certificates, Ser K030, Cl A2
3.250%, 04/25/2023 (D)	500	522
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/2024	750	789
FHLMC Multifamily Structured Pass-Through Certificates, Ser K050, Cl A2
3.334%, 08/25/2025 (D)	900	943
FHLMC Multifamily Structured Pass-Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	400	401
FNMA
6.000%, 07/01/2036 to 10/01/2039	883	997
5.500%, 01/01/2035 to 09/01/2041	2,543	2,835
5.000%, 07/01/2040 to 05/01/2042	4,479	4,880
4.500%, 04/01/2019 to 01/01/2099	7,619	8,191
4.000%, 09/01/2018 to 08/01/2047	24,141	25,370
3.500%, 01/01/2027 to 06/01/2047	39,268	40,494
3.000%, 08/01/2029 to 01/01/2047	40,305	40,688
2.500%, 07/01/2028 to 03/01/2043	9,241	9,300
1.875%, 09/24/2026	300	284
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/2022	500	508
FNMA, Ser 2014-M11, Cl 2A
3.302%, 08/25/2026 (D)	936	963
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/2024	350	348
FNMA, Ser 2016-M11, Cl A2
2.369%, 07/25/2026 (D)	542	524
GNMA
6.500%, 11/15/2038	96	111
5.500%, 01/15/2033 to 10/20/2043	1,212	1,350
5.000%, 10/15/2033 to 11/20/2046	1,780	1,929
4.500%, 04/15/2040 to 04/20/2047	5,243	5,593
4.000%, 04/15/2040 to 05/20/2047	19,080	20,102
3.500%, 06/20/2042 to 08/20/2047	32,598	33,879

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 05/15/2042 to 05/20/2047	$22,536	$22,845

		303,929

Non-Agency Mortgage-Backed Obligations — 0.9%
BANK, Ser 2017-BNK7, Cl A4
3.175%, 09/15/2060	200	203
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/2045	550	563
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	265	281
Commercial Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 11/12/2046	500	506
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/2047	270	287
Commercial Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/2047	700	728
CSAIL Commercial Mortgage Trust, Ser 2015- C3, Cl A4
3.718%, 08/15/2048	245	257
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (D)	350	369
GS Mortgage Securities Trust, Ser 2014- GC20, Cl A5
3.998%, 04/10/2047	265	283
GS Mortgage Securities Trust, Ser 2015- GC34, Cl A4
3.506%, 10/10/2048	500	518
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C14, Cl AS
4.409%, 08/15/2046 (D)	295	316
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/2047	500	527
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	650	688
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/2045	600	608
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/2047	1,000	1,037
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl ASB
3.140%, 05/15/2049	1,000	1,017

44	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl A3
2.791%, 11/15/2049	$500	$492
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	305	313
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	650	667
Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/2048	1,000	1,052
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl A1
1.577%, 01/15/2059	374	371
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/2060	300	313
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	500	519
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/2047	250	268
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/2057	300	312

		12,495

Total Mortgage-Backed Securities (Cost $318,095) ($ Thousands)		316,424

SOVEREIGN DEBT — 15.7%
Angolan Government International Bond
9.500% , 11/12/2025 (A)	300	327
Argentine Republic Government International Bond
8.280% , 12/31/2033	911	1,064
7.625% , 04/22/2046	850	952
7.500% , 04/22/2026	1,150	1,299
7.125% , 07/06/2036	450	484
7.125% , 06/28/2117 (A)	500	513
6.875% , 04/22/2021	850	926
6.875% , 01/26/2027	850	927
6.625% , 07/06/2028	400	425
6.250% , 04/22/2019	750	785
5.625% , 01/26/2022	625	656
2.500% , 03/31/2019 (C)	750	539
Armenia Government International Bond
7.150% , 03/26/2025	200	223

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Azerbaijan Government International Bond
4.750% , 03/18/2024 (A)		$200	$206
3.500% , 09/01/2032 (A)		200	172
Bahrain Government International Bond
7.500% , 09/20/2047 (A)		300	292
7.000% , 01/26/2026 (A)		200	212
7.000% , 10/12/2028 (A)		200	206
6.750% , 09/20/2029 (A)		200	199
6.125% , 07/05/2022 (A)		400	424
6.125% , 08/01/2023 (A)		200	212
6.000% , 09/19/2044 (A)		200	171
5.875% , 01/26/2021 (A)		200	209
5.500% , 03/31/2020 (A)		400	415
Belarus Government International Bond
7.625% , 06/29/2027 (A)		100	110
6.875% , 02/28/2023 (A)		200	213
Belize Government International Bond
4.938% , 02/20/2034 (C)		100	62
Bolivian Government International Bond
5.950% , 08/22/2023		200	222
4.500% , 03/20/2028 (A)		200	194
Brazilian Government International Bond
8.250% , 01/20/2034		650	845
7.125% , 01/20/2037		200	239
6.000% , 04/07/2026		1,000	1,110
5.625% , 01/07/2041		550	557
5.625% , 02/21/2047		700	713
5.000% , 01/27/2045		450	416
4.875% , 01/22/2021		650	695
4.625% , 01/13/2028		300	298
4.250% , 01/07/2025		900	913
2.625% , 01/05/2023		750	725
Bundesobligation
0.250% , 10/16/2020	EUR	230	275
0.085% , 04/17/2020 (B)		175	208
0.000% , 04/08/2022 (B)		550	653
Bundesrepublik Deutschland
4.750% , 07/04/2034		521	982
2.500% , 07/04/2044		350	535
2.000% , 08/15/2023		490	645
0.500% , 02/15/2025		300	363
0.141% , 08/15/2026 (B)		500	572
Cameroon Government International Bond
9.500% , 11/19/2025 (A)		$200	237
Canadian Government International Bond
5.000% , 06/01/2037	CAD	300	333
3.500% , 12/01/2045		65	62
3.500% , 12/01/2045		110	106
2.250% , 06/01/2025		744	594
1.750% , 09/01/2019		778	608
1.625% , 02/27/2019		$100	100
0.750% , 09/01/2020	CAD	1,485	1,130

Adviser Managed Trust / Quarterly Report / October 31, 2017	45

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Chile Government International Bond
3.875% , 08/05/2020	$150	$157
3.860% , 06/21/2047	500	507
3.250% , 09/14/2021	200	208
3.125% , 01/21/2026	610	624
2.250% , 10/30/2022	150	148
Colombia Government International Bond
7.375% , 03/18/2019	750	802
7.375% , 09/18/2037	525	693
6.125% , 01/18/2041	700	824
5.625% , 02/26/2044	500	557
5.000% , 06/15/2045	900	926
4.500% , 01/28/2026	500	533
4.375% , 07/12/2021	400	424
4.000% , 02/26/2024	800	833
3.875% , 04/25/2027	800	805
2.625% , 03/15/2023	300	294
Costa Rica Government International Bond
7.158% , 03/12/2045	200	212
7.000% , 04/04/2044 (A)	200	209
4.375% , 04/30/2025 (A)	200	196
4.250% , 01/26/2023 (A)	200	198
Croatia Government International Bond
6.750% , 11/05/2019	200	216
6.625% , 07/14/2020 (A)	200	219
6.375% , 03/24/2021	350	386
6.000% , 01/26/2024	450	512
5.500% , 04/04/2023	250	276
Dominican Republic Government International Bond
7.500% , 05/06/2021	200	221
7.450% , 04/30/2044	250	297
6.875% , 01/29/2026 (A)	400	457
6.850% , 01/27/2045	400	446
6.600% , 01/28/2024	200	226
5.950% , 01/25/2027 (A)	400	431
5.875% , 04/18/2024	200	218
5.500% , 01/27/2025	200	212
Ecuador Government International Bond
10.750% , 03/28/2022 (A)	400	452
10.500% , 03/24/2020	200	217
9.650% , 12/13/2026 (A)	400	434
9.625% , 06/02/2027 (A)	200	215
8.750% , 06/02/2023 (A)	400	420
7.950% , 06/20/2024	400	404
Egypt Government International Bond MTN
8.500% , 01/31/2047 (A)	600	679
7.500% , 01/31/2027 (A)	600	665
6.875% , 04/30/2040	300	298
6.125% , 01/31/2022 (A)	400	417
5.875% , 06/11/2025	400	408
5.750% , 04/29/2020	200	208

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
El Salvador Government International Bond
8.625% , 02/28/2029 (A)		$100	$113
7.750% , 01/24/2023		150	162
7.650% , 06/15/2035		60	62
7.625% , 02/01/2041 (A)		300	313
7.375% , 12/01/2019		150	156
6.375% , 01/18/2027		200	199
5.875% , 01/30/2025		200	197
Ethiopia Government International Bond
6.625% , 12/11/2024		200	206
Export Development Canada
2.000% , 05/17/2022		200	199
1.625% , 12/03/2019		300	299
1.625% , 01/17/2020		250	249
1.375% , 10/21/2021		100	98
1.000% , 11/01/2018		100	99
Export-Import Bank of Korea
4.375% , 09/15/2021		200	211
2.875% , 01/21/2025		200	196
2.625% , 05/26/2026		200	191
2.250% , 01/21/2020		200	199
FMS Wertmanagement AoeR MTN
1.750% , 01/24/2020		200	200
1.000% , 08/16/2019		500	493
French Republic Government Bond OAT
4.750% , 04/25/2035	EUR	145	264
4.500% , 04/25/2041		130	243
4.250% , 10/25/2023		858	1,259
3.750% , 04/25/2021		700	936
3.250% , 10/25/2021		600	801
3.250% , 05/25/2045		400	633
2.750% , 10/25/2027		220	309
2.500% , 05/25/2030		1,130	1,563
2.000% , 05/25/2048 (A)		165	204
0.500% , 05/25/2025		550	653
Gabon Government International Bond
6.950% , 06/16/2025		$200	200
6.375% , 12/12/2024		200	196
Georgia Government International Bond
6.875% , 04/12/2021 (A)		200	224
Ghana Government International Bond
10.750% , 10/14/2030		300	400
8.125% , 01/18/2026		200	217
7.875% , 08/07/2023		200	216
Guatemala Government International Bond
5.750% , 06/06/2022 (A)		200	217
4.875% , 02/13/2028		200	205
4.375% , 06/05/2027 (A)		200	199
Honduras Government International Bond
7.500% , 03/15/2024		200	227
6.250% , 01/19/2027 (A)		150	162

46	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Hungary Government International Bond
7.625% , 03/29/2041		$300	$463
6.375% , 03/29/2021		850	951
6.250% , 01/29/2020		350	379
5.750% , 11/22/2023		400	460
5.375% , 02/21/2023		400	448
5.375% , 03/25/2024		750	852
4.000% , 03/25/2019		150	154
Indonesia Government International Bond
11.625% , 03/04/2019		300	338
8.500% , 10/12/2035		300	449
7.750% , 01/17/2038		300	429
6.750% , 01/15/2044 (A)		275	369
6.625% , 02/17/2037		300	385
5.950% , 01/08/2046 (A)		400	495
5.875% , 03/13/2020		400	433
5.875% , 01/15/2024 (A)		300	344
5.375% , 10/17/2023 (A)		200	225
5.250% , 01/17/2042 (A)		400	448
5.250% , 01/08/2047 (A)		200	226
5.125% , 01/15/2045 (A)		400	444
4.875% , 05/05/2021 (A)		450	484
4.750% , 01/08/2026 (A)		400	436
4.750% , 07/18/2047 (A)		200	212
4.625% , 04/15/2043 (A)		400	416
4.350% , 01/08/2027 (A)		600	636
4.125% , 01/15/2025 (A)		400	419
3.850% , 07/18/2027 (A)		400	412
3.750% , 04/25/2022 (A)		400	416
3.700% , 01/08/2022 (A)		400	415
3.375% , 04/15/2023 (A)		200	203
Iraq Government AID Bond
2.149% , 01/18/2022		220	220
Iraq Government International Bond
6.752% , 03/09/2023 (A)		200	200
5.800% , 01/15/2028 (A)		500	471
Israel Government International Bond
4.500% , 01/30/2043		200	214
4.000% , 06/30/2022		200	213
Italy Buoni Poliennali Del Tesoro
5.000% , 08/01/2034	EUR	330	519
5.000% , 08/01/2039		200	319
4.750% , 09/01/2028 (A)		654	970
4.000% , 09/01/2020		310	402
3.750% , 05/01/2021		307	402
3.500% , 06/01/2018		452	538
3.250% , 09/01/2046 (A)		315	388
2.500% , 05/01/2019		1,300	1,577
2.500% , 12/01/2024		325	410
2.250% , 09/01/2036 (A)		285	318
2.200% , 06/01/2027		555	671
2.150% , 12/15/2021		643	803

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.000% , 12/01/2025	EUR	450	$544
1.050% , 12/01/2019		422	504
0.650% , 11/01/2020		785	931
0.650% , 10/15/2023		700	801
Italy Government International Bond MTN
6.875% , 09/27/2023		$100	119
5.375% , 06/15/2033		150	173
Ivory Coast Government International Bond
6.375% , 03/03/2028		200	208
6.125% , 06/15/2033 (A)		200	197
5.750% , 12/31/2032 (C)		386	380
5.375% , 07/23/2024		200	202
Jamaica Government International Bond
8.000% , 03/15/2039		200	249
7.875% , 07/28/2045		200	248
6.750% , 04/28/2028		700	811
Japan Bank for International Cooperation
2.875% , 06/01/2027		200	202
2.875% , 07/21/2027		200	202
2.500% , 06/01/2022		200	201
2.375% , 07/21/2022		100	100
2.250% , 02/24/2020		200	200
2.125% , 07/21/2020		100	100
2.125% , 02/10/2025		200	193
1.875% , 07/21/2026		200	188
1.750% , 11/13/2018		550	549
Japan Finance Organization for Municipalities
4.000% , 01/13/2021		100	105
Japan Government Five Year Bond
0.200% , 12/20/2017	JPY	69,000	607
0.200% , 12/20/2018		292,550	2,585
0.100% , 03/20/2018		86,000	758
0.100% , 06/20/2019		63,500	561
0.100% , 06/20/2020		115,500	1,023
0.100% , 09/20/2020		209,300	1,854
0.100% , 09/20/2021		252,000	2,235
0.100% , 12/20/2021		205,000	1,819
0.100% , 09/20/2022		119,000	1,057
Japan Government Forty Year Bond
0.900% , 03/20/2057		1,400	12
Japan Government Ten Year Bond
0.700% , 12/20/2022		70,250	643
0.600% , 03/20/2023		117,100	1,068
0.500% , 09/20/2024		339,450	3,097
0.400% , 09/20/2025		60,000	545
0.100% , 03/20/2026		81,850	725
0.100% , 09/20/2026		141,200	1,250
0.100% , 03/20/2027		120,000	1,060
0.100% , 09/20/2027		152,000	1,342
Japan Government Thirty Year Bond
2.500% , 03/20/2036		184,150	2,184

Adviser Managed Trust / Quarterly Report / October 31, 2017	47

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
1.700% , 09/20/2044	JPY	296,650	$3,179
0.800% , 06/20/2047		14,000	121
0.800% , 09/20/2047		38,000	329
0.600% , 12/20/2046		18,000	148
0.500% , 09/20/2046		17,000	137
0.300% , 06/20/2046		13,350	102
Japan Government Twenty Year Bond
2.100% , 03/20/2030		231,500	2,512
1.600% , 03/20/2033		130,250	1,361
1.500% , 03/20/2033		140,600	1,450
0.600% , 12/20/2036		63,000	559
0.600% , 09/20/2037		56,000	493
0.500% , 09/20/2036		22,000	192
Jordan Government International Bond
7.375% , 10/10/2047 (A)		$300	314
6.125% , 01/29/2026 (A)		200	207
5.750% , 01/31/2027 (A)		200	200
Kazakhstan Government International Bond MTN
6.500% , 07/21/2045 (A)		250	313
5.125% , 07/21/2025 (A)		550	611
4.875% , 10/14/2044 (A)		200	208
3.875% , 10/14/2024 (A)		400	413
Kenya Government International Bond
6.875% , 06/24/2024		400	416
5.875% , 06/24/2019		200	206
Korea Government International Bond
3.875% , 09/11/2023		200	211
2.750% , 01/19/2027		200	196
Kuwait Government International Bond
3.500% , 03/20/2027 (A)		750	765
2.750% , 03/20/2022 (A)		950	958
Lebanon Government International Bond MTN
8.250% , 04/12/2021		500	530
7.250% , 03/23/2037		200	190
7.000% , 03/23/2032		200	190
6.850% , 03/23/2027		400	389
6.650% , 11/03/2028		250	238
6.650% , 02/26/2030		550	515
6.600% , 11/27/2026		800	771
6.375% , 03/09/2020		200	203
6.100% , 10/04/2022		600	593
6.000% , 01/27/2023		50	49
5.800% , 04/14/2020		550	549
5.450% , 11/28/2019		500	501
5.150% , 11/12/2018		100	101
Mexico Government International Bond
8.125% , 12/30/2019		100	114
6.750% , 09/27/2034		625	811
6.050% , 01/11/2040		900	1,054
5.750% , 10/12/2110		500	524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.550% , 01/21/2045	$600	$671
5.125% , 01/15/2020	950	1,016
4.750% , 03/08/2044	1,100	1,097
4.600% , 01/23/2046	800	782
4.600% , 02/10/2048	200	196
4.350% , 01/15/2047	800	753
4.150% , 03/28/2027	900	936
4.125% , 01/21/2026	900	938
4.000% , 10/02/2023	850	890
3.625% , 03/15/2022	800	834
3.600% , 01/30/2025	900	911
3.500% , 01/21/2021	100	104
Mongolia Government International Bond MTN
8.750% , 03/09/2024 (A)	200	230
5.125% , 12/05/2022	200	199
Morocco Government International Bond
5.500% , 12/11/2042 (A)	200	223
4.250% , 12/11/2022 (A)	200	210
Mozambique Government International Bond
10.500% , 01/18/2023 (A)	200	154
Namibia Government International Bond
5.500% , 11/03/2021 (A)	200	214
Nigeria Government International Bond
7.875% , 02/16/2032 (A)	400	439
6.375% , 07/12/2023	200	210
Oman Government International Bond
6.500% , 03/08/2047 (A)	500	515
5.375% , 03/08/2027 (A)	400	411
4.750% , 06/15/2026 (A)	400	394
3.875% , 03/08/2022 (A)	200	202
3.625% , 06/15/2021 (A)	400	402
Pakistan Government International Bond
8.250% , 09/30/2025	200	224
7.250% , 04/15/2019	250	261
Panama Government International Bond
7.125% , 01/29/2026	100	129
6.700% , 01/26/2036	500	660
5.200% , 01/30/2020	550	590
4.500% , 05/15/2047	400	422
4.300% , 04/29/2053	200	205
4.000% , 09/22/2024	350	373
3.875% , 03/17/2028	600	627
3.750% , 03/16/2025	700	731
Paraguay Government International Bond
6.100% , 08/11/2044	200	228
5.000% , 04/15/2026 (A)	200	216
4.700% , 03/27/2027 (A)	200	210
Peruvian Government International Bond
8.750% , 11/21/2033	250	392
7.350% , 07/21/2025	650	850
6.550% , 03/14/2037	500	673

48	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.625% , 11/18/2050	$550	$694
4.125% , 08/25/2027	450	493
Philippine Government International Bond
10.625% , 03/16/2025	100	152
9.875% , 01/15/2019	150	165
9.500% , 02/02/2030	100	159
8.375% , 06/17/2019	300	332
7.750% , 01/14/2031	550	791
6.500% , 01/20/2020	200	220
6.375% , 01/15/2032	100	131
6.375% , 10/23/2034	550	737
5.500% , 03/30/2026	850	1,011
5.000% , 01/13/2037	500	590
4.200% , 01/21/2024	850	931
4.000% , 01/15/2021	350	369
3.950% , 01/20/2040	600	619
3.700% , 03/01/2041	600	597
3.700% , 02/02/2042	600	597
Poland Government International Bond
6.375% , 07/15/2019	750	807
5.125% , 04/21/2021	450	491
5.000% , 03/23/2022	675	742
4.000% , 01/22/2024	500	536
3.250% , 04/06/2026	750	767
3.000% , 03/17/2023	400	409
Province of Alberta Canada
2.200% , 07/26/2022	200	199
1.900% , 12/06/2019	200	199
Province of British Columbia Canada
2.250% , 06/02/2026	100	97
2.000% , 10/23/2022	225	222
Province of Manitoba Canada
3.050% , 05/14/2024	100	103
2.125% , 05/04/2022	200	198
2.125% , 06/22/2026	100	95
Province of Ontario Canada
4.400% , 04/14/2020	200	211
3.200% , 05/16/2024	400	416
2.500% , 09/10/2021	200	202
2.500% , 04/27/2026	200	197
2.400% , 02/08/2022	300	301
2.250% , 05/18/2022	200	200
2.200% , 10/03/2022	300	298
2.000% , 01/30/2019	100	100
1.625% , 01/18/2019	100	100
Province of Quebec Canada
7.500% , 09/15/2029	300	428
3.500% , 07/29/2020	250	260
2.750% , 04/12/2027	250	250
2.375% , 01/31/2022	300	301
Qatar Government International Bond
9.750% , 06/15/2030 (A)	200	312

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.550% , 04/09/2019 (A)	$300	$319
6.400% , 01/20/2040 (A)	200	255
5.750% , 01/20/2042 (A)	200	238
5.250% , 01/20/2020 (A)	450	476
4.625% , 06/02/2046 (A)	400	411
4.500% , 01/20/2022 (A)	350	369
3.250% , 06/02/2026 (A)	800	782
2.375% , 06/02/2021 (A)	800	782
Romanian Government International Bond MTN
6.750% , 02/07/2022 (A)	400	461
6.125% , 01/22/2044 (A)	200	254
4.875% , 01/22/2024 (A)	300	330
4.375% , 08/22/2023 (A)	300	321
Russian Foreign Bond - Eurobond
12.750% , 06/24/2028 (A)	475	833
7.500% , 03/31/2030 (C)	1,686	1,985
5.875% , 09/16/2043 (A)	200	228
5.625% , 04/04/2042 (A)	600	662
5.000% , 04/29/2020	700	740
4.875% , 09/16/2023 (A)	600	653
4.500% , 04/04/2022 (A)	400	426
3.500% , 01/16/2019 (A)	400	405
Saudi Government International Bond MTN
4.625% , 10/04/2047 (A)	300	307
4.500% , 10/26/2046 (A)	1,300	1,302
3.625% , 03/04/2028 (A)	200	199
3.250% , 10/26/2026 (A)	1,200	1,180
2.375% , 10/26/2021 (A)	1,050	1,032
Senegal Government International Bond
6.250% , 07/30/2024	200	215
6.250% , 05/23/2033 (A)	200	207
Serbia Government International Bond
7.250% , 09/28/2021	250	287
5.875% , 12/03/2018	200	207
4.875% , 02/25/2020	400	417
South Africa Government International Bond
6.875% , 05/27/2019	250	266
6.250% , 03/08/2041	200	210
5.875% , 05/30/2022	200	218
5.875% , 09/16/2025	300	320
5.650% , 09/27/2047	300	287
5.500% , 03/09/2020	350	370
5.375% , 07/24/2044	200	188
5.000% , 10/12/2046	200	178
4.875% , 04/14/2026	300	298
4.850% , 09/27/2027	300	293
4.665% , 01/17/2024	300	304
4.300% , 10/12/2028	400	370
Sri Lanka Government International Bond
6.850% , 11/03/2025 (A)	200	222
6.825% , 07/18/2026 (A)	200	222

Adviser Managed Trust / Quarterly Report / October 31, 2017	49

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
6.250% , 10/04/2020 (A)		$200	$214
6.250% , 07/27/2021 (A)		200	215
6.200% , 05/11/2027 (A)		300	319
6.125% , 06/03/2025		200	213
6.000% , 01/14/2019		200	206
5.875% , 07/25/2022 (A)		200	214
5.750% , 01/18/2022 (A)		200	212
Suriname Government International Bond
9.250% , 10/26/2026 (A)		200	217
Svensk Exportkredit MTN
2.375% , 03/09/2022		200	202
1.875% , 06/23/2020		200	200
1.750% , 05/18/2020		200	199
1.250% , 04/12/2019		250	248
Tajikistan Government International Bond
7.125% , 09/14/2027 (A)		200	192
Trinidad & Tobago Government International Bond
4.500% , 08/04/2026 (A)		300	302
Turkey Government International Bond
8.000% , 02/14/2034		100	122
7.500% , 11/07/2019		450	487
7.375% , 02/05/2025		650	745
7.250% , 03/05/2038		200	230
7.000% , 03/11/2019		200	211
7.000% , 06/05/2020		350	379
6.875% , 03/17/2036		600	661
6.750% , 05/30/2040		400	435
6.625% , 02/17/2045		650	694
6.250% , 09/26/2022		500	543
6.000% , 03/25/2027		600	632
6.000% , 01/14/2041		600	600
5.750% , 03/22/2024		550	579
5.750% , 05/11/2047		1,000	953
5.625% , 03/30/2021		400	422
5.125% , 03/25/2022		200	207
4.875% , 10/09/2026		900	879
4.875% , 04/16/2043		625	539
4.250% , 04/14/2026		500	472
3.250% , 03/23/2023		200	188
Ukraine Government AID Bond
1.847% , 05/29/2020		263	263
Ukraine Government International Bond
7.750% , 09/01/2019 (A)		400	421
7.750% , 09/01/2020 (A)		400	426
7.750% , 09/01/2021 (A)		400	427
7.750% , 09/01/2025 (A)		400	416
7.750% , 09/01/2026 (A)		400	413
7.750% , 09/01/2027 (A)		500	515
7.375% , 09/25/2032 (A)		500	493
United Kingdom Gilt
4.750% , 12/07/2038	GBP	220	438

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
4.500% , 09/07/2034	GBP	128	$238
4.250% , 06/07/2032		75	133
4.250% , 06/07/2032		448	793
4.250% , 12/07/2040		318	606
3.750% , 09/07/2021		732	1,088
3.750% , 07/22/2052		755	1,501
3.500% , 01/22/2045		215	379
3.500% , 07/22/2068		40	86
2.250% , 09/07/2023		470	672
2.000% , 07/22/2020		296	409
2.000% , 09/07/2025		165	233
1.500% , 07/22/2026		483	655
1.500% , 07/22/2047		165	199
1.250% , 07/22/2018		302	403
Uruguay Government International Bond
7.625% , 03/21/2036		$400	565
5.100% , 06/18/2050		1,005	1,078
4.500% , 08/14/2024		500	548
4.375% , 10/27/2027		600	649
4.125% , 11/20/2045		200	197
Venezuela Government International Bond
12.750% , 08/23/2022		700	308
11.950% , 08/05/2031		900	362
11.750% , 10/21/2026		900	367
9.375% , 01/13/2034		550	185
9.250% , 09/15/2027		500	184
9.250% , 05/07/2028		200	66
9.000% , 05/07/2023		600	205
8.250% , 10/13/2024		100	34
7.750% , 10/13/2019		750	351
7.650% , 04/21/2025		500	166
7.000% , 03/31/2038		400	130
Vietnam Government International Bond
6.750% , 01/29/2020		150	163
4.800% , 11/19/2024		200	215
Zambia Government International Bond
8.970% , 07/30/2027		200	218
8.500% , 04/14/2024		200	214
5.375% , 09/20/2022		200	191

Total Sovereign Debt (Cost $215,433) ($ Thousands)			221,052

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FFCB
1.620%, 04/20/2021		250	247
1.500%, 12/19/2019		250	249
FHLB
5.500%, 07/15/2036		225	305
1.875%, 11/29/2021		500	499

50	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
1.625%, 06/14/2019	$1,250	$1,250
1.500%, 10/21/2019	2,000	1,994
1.375%, 05/28/2019	2,455	2,447
1.375%, 11/15/2019	425	423
1.250%, 01/16/2019	1,000	996
1.125%, 07/14/2021	750	731
FHLMC
6.750%, 03/15/2031	500	722
6.250%, 07/15/2032	300	422
2.375%, 01/13/2022	375	380
1.375%, 05/01/2020	1,200	1,191
1.250%, 07/26/2019	250	248
FHLMC MTN
1.500%, 01/17/2020	1,000	996
FNMA
6.625%, 11/15/2030	475	674
2.625%, 09/06/2024	600	612
2.125%, 04/24/2026	205	199
1.950%, 11/09/2020	2,500	2,497
1.875%, 02/19/2019	150	151
1.875%, 12/28/2020	1,100	1,103
1.750%, 09/12/2019	750	751
1.625%, 01/21/2020	375	375
1.500%, 06/22/2020	300	298
1.500%, 07/30/2020	1,000	993
0.875%, 08/02/2019	250	247
Tennessee Valley Authority
5.250%, 09/15/2039	275	361
3.500%, 12/15/2042	125	132
2.875%, 09/15/2024	500	516
2.875%, 02/01/2027	150	153

Total U.S. Government Agency Obligations (Cost $22,117) ($ Thousands)		22,162

MUNICIPAL BONDS — 0.5%

California — 0.2%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	200	291
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	200	206
California State, Build America Bonds, GO
7.600%, 11/01/2040	175	275
7.550%, 04/01/2039	350	539
California State, Department of Water Resources, Ser P, RB
2.000%, 05/01/2022	25	25
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/2040	200	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
2.193%, 04/01/2047 (E)	$300	$302
Los Angeles, Unified School District, GO
5.750%, 07/01/2034	200	256
University of California, Ser AJ, RB
4.601%, 05/15/2031	250	281
University of California, Ser AQ, RB
4.767%, 05/15/2115	250	266

		2,705

Connecticut — 0.0%
Connecticut State, Ser A, GO
5.850%, 03/15/2032	200	242

Georgia — 0.0%
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/2057	100	125
6.637%, 04/01/2057	200	253

		378

Illinois — 0.0%
Illinois State, GO
5.100%, 06/01/2033	400	403
4.950%, 06/01/2023	100	104

		507

New Jersey — 0.1%
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/2040	225	343
7.102%, 01/01/2041	350	516

		859

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	200	224
New York & New Jersey, Port Authority, Ser 20, RB
4.229%, 10/15/2057	65	70
New York City, Water & Sewer System, RB
5.750%, 06/15/2041	100	135
New York State, Dormitory Authority, RB
5.289%, 03/15/2033	100	117
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/2040	250	353

		899

Ohio — 0.0%
American Municipal Power, Ser B, RB
8.084%, 02/15/2050	100	167

Adviser Managed Trust / Quarterly Report / October 31, 2017	51

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

South Carolina — 0.0%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	$50	$47

Tennessee — 0.0%
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Ser B, RB Callable 04/01/2026 @ 100
4.053%, 07/01/2026	100	105

Texas — 0.1%
Houston, Ser A, GO
6.290%, 03/01/2032	90	107
Texas State, Build America Bonds, GO
5.517%, 04/01/2039	200	256
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	200	240
University of Texas System, Ser A, RB Callable 02/15/2047 @ 100
3.354%, 08/15/2047	50	49

		652

Total Municipal Bonds (Cost $6,228) ($ Thousands)		6,561

ASSET-BACKED SECURITIES — 0.4%
American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/2022	500	500
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl B
2.210%, 05/10/2021	500	501
CarMax Auto Owner Trust, Ser 2016-4, Cl A3
1.400%, 08/15/2021	650	645
Chase Issuance Trust, Ser 2012-A7, Cl A7
2.160%, 09/16/2024	300	299
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	300	298
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/2023	470	478
Citibank Credit Card Issuance Trust, Ser 2016-A1, Cl A1
1.750%, 11/19/2021	305	304
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3
1.920%, 04/07/2022	500	499

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/2021	$200	$201
Ford Credit Auto Owner Trust, Ser 2017-A, Cl A3
1.670%, 06/15/2021	400	399
Ford Credit Floorplan Master Owner Trust, Ser 2017-2, Cl A1
2.160%, 09/15/2022	250	251
Honda Auto Receivables Owner Trust, Ser 2017-1, Cl A3
1.720%, 07/21/2021	400	399
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/2022	300	299
Synchrony Credit Card Master Note Trust, Ser 2016-2, Cl A
2.210%, 05/15/2024	200	200

Total Asset-Backed Securities (Cost $5,276) ($ Thousands)		5,273

	Number of Warrants

WARRANTS — 0.0%
Comstock Resources, Expires 06/15/2020 Strike Price $0 *	275	1

Total Warrants (Cost $—) ($ Thousands)		1

Total Investments in Securities— 98.8% (Cost $1,381,191) ($ Thousands)		$1,391,802

52	Adviser Managed Trust / Quarterly Report / October 31, 2017

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2017

Tactical Offensive Fixed Income Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at October 31, 2017, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	11/06/17	CAD	3,206	USD	2,565	$78
Brown Brothers Harriman	11/06/17	GBP	5,910	USD	7,935	85
Brown Brothers Harriman	11/06/17	EUR	17,861	USD	21,134	321
Brown Brothers Harriman	11/06/17	JPY	3,904,062	USD	34,728	360

						$844

Percentages are based on Net Assets of $1,408,513 ($ Thousands).

*	Non-income producing security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2017, the value of these securities amounted to $123,954 ($ Thousands), representing 8.80% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on October 31, 2017. The coupon on a step bond changes on a specified date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLLP — Limited Liability Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Pty — Proprietary

RB — Revenue Bond

S&P— Standard & Poor’s

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

The following is a list of inputs used as of October 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$449,451	$–	$449,451
U.S. Treasury Obligations	–	370,878	–	370,878
Mortgage-Backed Securities	–	316,424	–	316,424
Sovereign Debt	–	221,052	–	221,052
U.S. Government Agency
Obligations	–	22,162	–	22,162
Municipal Bonds	–	6,561	–	6,561
Asset-Backed Securities	–	5,273	–	5,273
Warrants	–	1	–	1

Total Investments in Securities	$–	$1,391,802	$–	$1,391,802

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	$—	$844	$—	$844

Total Other Financial Instruments	$—	$844	$—	$844

*	Forwards contracts are valued at the unrealized appreciation on the instruments.

For the period ended October 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2017, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Adviser Managed Trust / Quarterly Report / October 31, 2017	53

Item 2.   Controls and Procedures

a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “1940 Act”)) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 29, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: December 29, 2017